UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Director and Managing Counsel State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1.	Shareholder Report.

Annual Report

31 December 2014

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2014

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$40,290,056,052	$253,194,259	$12,451,155,292	$9,079,338,638	$2,765,528,948
Receivable from Adviser and Distributor (Note 3)	205,127	135,116	1,218,951	1,854,300	487,140
Prepaid expenses and other assets	17,174	4,398	8,351	7,524	5,133

Total assets	40,290,278,353	253,333,773	12,452,382,594	9,081,200,462	2,766,021,221

Liabilities
Administration and custody fees payable (Note 3)	3,050,968	20,650	970,410	856,588	217,038
Registration and filing fees payable	556,738	794	365,799	4,329	9,573
Shareholder servicing fee payable (Note 3)	148,680	31,970	126,000	155,720	15,574
Distribution fees payable (Note 3)	59,470	12,788	50,397	62,288	6,438
Professional fees payable	18,393	18,393	18,393	18,393	18,393
Dividends payable	415,769	–	–	30,704	–
Transfer agent fees payable	14,688	1,878	3,007	4,190	2,298
Accrued expenses and other liabilities	7,166	2,447	6,843	2,612	12,077

Total liabilities	4,271,872	88,920	1,540,849	1,134,824	281,391

Net Assets	$40,286,006,481	$253,244,853	$12,450,841,745	$9,080,065,638	$2,765,739,830

Net Assets Consist of:
Paid-in capital	$40,285,807,013	$253,244,853	$12,450,994,279	$9,080,056,168	$2,765,741,327
Undistributed net investment income	807	–	–	–	38
Accumulated net realized gain (loss)	198,661	–	(152,534)	9,470	(1,535)

Net Assets	$40,286,006,481	$253,244,853	$12,450,841,745	$9,080,065,638	$2,765,739,830

Net Assets
Premier Class	$37,932,780,822	$85,165,763	$10,962,800,426	$8,338,817,905	$2,690,959,105

Investment Class	$726,910,199	$168,079,090	$615,706,454	$741,247,733	$74,780,725

Class M Shares	$1,626,315,460	$–	$–	$–	$–

Class G Shares	$–	$–	$872,334,865	$–	$–

Shares of Beneficial Interest Outstanding
Premier Class	37,932,608,336	85,159,919	10,963,153,547	8,338,918,217	2,691,084,372

Investment Class	726,890,905	168,089,227	615,777,040	741,238,714	74,804,915

Class M Shares	1,626,305,443	–	–	–	–

Class G Shares	–	–	872,334,012	–	–

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

Class G Shares	$–	$–	$1.00	$–	$–

See Notes to Financial Statements and Financial Statements of the Master Funds.

3

State Street Institutional Investment Trust

Statements of Operations

Year Ended December 31, 2014

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$75,910,142	$111,959	$7,512,794	$4,754,063	$1,338,375
Expenses allocated from Portfolio (Note 2)	(25,848,763)	(310,684)	(6,686,898)	(7,011,497)	(1,845,773)

	50,061,379	(198,725)	825,896	(2,257,434)	(507,398)

Expenses
Administration and custody fees (Note 3)	19,312,085	155,318	4,988,672	5,289,288	1,321,137
Shareholder servicing fee – Investment Class (Note 3)	2,236,106	481,442	1,588,804	2,641,065	214,309
Distribution fees – Investment Class (Note 3)	894,442	192,577	635,522	1,056,426	85,724
Transfer agent fees (Note 3)	201,489	23,259	66,580	53,579	28,600
Registration and filing fees	91,302	33,785	76,335	62,663	61,921
Printing fees	62,452	27,406	51,374	33,028	53,712
Professional fees	27,796	27,774	27,774	27,774	27,786
Trustees’ fees and expenses	15,000	15,000	15,000	15,000	15,000
Other expenses	909,600	9,011	370,740	178,402	50,600

Total expenses	23,750,272	965,572	7,820,801	9,357,225	1,858,789
Less: Expenses reimbursed by the Adviser (Note 3)	–	(490,278)	(4,770,536)	(7,917,168)	(2,066,158)
Shareholder servicing fees waived – Investment Class (Note 3)	(1,581,187)	(481,442)	(1,588,804)	(2,641,065)	(214,309)
Distribution fees waived – Investment Class (Note 3)	(894,442)	(192,577)	(635,522)	(1,056,426)	(85,724)

Net expenses	21,274,643	(198,725)	825,939	(2,257,434)	(507,402)

Net Investment Income (Loss)	28,786,736	–	(43)	–	4

Net realized gain (loss) on investments allocated from Portfolio	198,661	–	13,046	117,085	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,985,397	$–	$13,003	$117,085	$4

See Notes to Financial Statements and Financial Statements of the Master Funds.

4

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$28,786,736	$32,033,463	$–	$–
Net realized gain (loss) on investments allocated from Portfolio	198,661	177,461	–	–

Net increase in net assets from operations	28,985,397	32,210,924	–	–

Distributions to Shareholders from:
Net investment income
Premier Class	(26,599,363)	(29,184,932)	–	–
Investment Class	–	(5,330)	–	–
Class M Shares	(2,186,566)	(3,020,682)	–	–

Net realized gain on investments
Premier Class	–	(251,002)	–	–
Investment Class	–	(8,467)	–	–
Class M Shares	–	(22,446)	–	–

Total distributions	(28,785,929)	(32,492,859)	–	–

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	353,923,706,878	336,083,274,055	865,899,893	1,016,054,183
Reinvestment of distributions	21,491,940	24,430,932	–	–
Shares redeemed	(345,862,628,800)	(330,666,228,512)	(899,893,422)	(1,037,149,920)

Net increase (decrease) from capital share transactions	8,082,570,018	5,441,476,475	(33,993,529)	(21,095,737)

Investment Class
Shares sold	4,696,526,177	4,754,323,242	400,229,896	333,396,430
Reinvestment of distribution	–	757	–	–
Shares redeemed	(4,982,772,495)	(4,702,331,212)	(421,014,069)	(512,778,308)

Net increase (decrease) from capital share transactions	(286,246,318)	51,992,787	(20,784,173)	(179,381,878)

Class M Shares
Shares sold	17,170,761,953	15,835,425,740	–	–
Reinvestment of distributions	2,186,586	3,043,106	–	–
Shares redeemed	(18,371,959,020)	(14,910,742,956)	–	–

Net increase (decrease) from capital share transactions	(1,199,010,481)	927,725,890	–	–

Net Increase (Decrease) in Net Assets	6,597,512,687	6,420,913,217	(54,777,702)	(200,477,615)
Net Assets
Beginning of year	33,688,493,794	27,267,580,577	308,022,555	508,500,170

End of year	$40,286,006,481	$33,688,493,794	$253,244,853	$308,022,555

Undistributed net investment income	$807	$–	$–	$–

Changes in Shares:
Premier Class
Shares sold	353,923,706,878	336,083,274,055	865,899,893	1,016,054,183
Reinvestment of distributions	21,491,940	24,430,932	–	–
Shares redeemed	(345,862,628,800)	(330,666,228,512)	(899,893,422)	(1,037,149,920)

Net increase (decrease) in shares	8,082,570,018	5,441,476,475	(33,993,529)	(21,095,737)

Investment Class
Shares sold	4,696,526,177	4,754,323,242	400,229,896	333,396,430
Reinvestment of distributions	–	757	–	–
Shares redeemed	(4,982,772,495)	(4,702,331,212)	(421,014,069)	(512,778,308)

Net increase (decrease) in shares	(286,246,318)	51,992,787	(20,784,173)	(179,381,878)

Class M Shares
Shares sold	17,170,761,953	15,835,425,740	–	–
Reinvestment of distributions	2,186,586	3,043,106	–	–
Shares redeemed	(18,371,959,020)	(14,910,742,956)	–	–

Net increase (decrease) in shares	(1,199,010,481)	927,725,890	–	–

See Notes to Financial Statements and Financial Statements of the Master Funds.

5

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$(43)	$367,253	$–	$–
Net realized gain (loss) on investments allocated from Portfolio	13,046	–	117,085	31,186

Net increase in net assets from operations	13,003	367,253	117,085	31,186

Distributions to Shareholders from:
Net investment income
Premier Class	–	(367,253)	–	(4,791)
Investment Class	–	–	–	(507)
Class G	(43)	–	–	–

Net realized gain on investments
Premier Class	–	–	(115,556)	(11,156)
Investment Class	–	–	(10,904)	(1,182)

Total distributions	(43)	(367,253)	(126,460)	(17,636)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	35,021,325,932	29,289,928,667	31,975,975,514	33,038,519,477
Reinvestment of distributions	–	300,395	95,741	11,000
Shares redeemed	(31,247,787,167)	(29,215,192,015)	(35,586,824,951)	(31,240,037,368)

Net increase (decrease) from capital share transactions	3,773,538,765	75,037,047	(3,610,753,696)	1,798,493,109

Investment Class
Shares sold	3,966,547,545	3,561,968,939	1,670,573,898	2,944,776,957
Reinvestment of distribution	–	–	19	–
Shares redeemed	(4,042,310,684)	(3,525,478,044)	(2,336,534,788)	(3,013,504,193)

Net increase (decrease) from capital share transactions	(75,763,139)	36,490,895	(665,960,871)	(68,727,236)

Class G Shares*
Shares sold	1,626,172,411	–	–	–
Reinvestment of distributions	43	–	–	–
Shares redeemed	(753,838,442)	–	–	–

Net increase (decrease) from capital share transactions	872,334,012	–	–	–

Net Increase (Decrease) in Net Assets	4,570,122,598	111,527,942	(4,276,723,942)	1,729,779,423
Net Assets
Beginning of year	7,880,719,147	7,769,191,205	13,356,789,580	11,627,010,157

End of year	$12,450,841,745	$7,880,719,147	$9,080,065,638	$13,356,789,580

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Premier Class
Shares sold	35,021,325,932	29,289,928,667	31,975,975,514	33,038,519,477
Reinvestment of distributions	–	300,395	95,741	11,000
Shares redeemed	(31,247,787,167)	(29,215,192,015)	(35,586,824,951)	(31,240,037,368)

Net increase (decrease) in shares	3,773,538,765	75,037,047	(3,610,753,696)	1,798,493,109

Investment Class
Shares sold	3,966,547,545	3,561,968,939	1,670,573,898	2,944,776,957
Reinvestment of distributions	–	–	19	–
Shares redeemed	(4,042,310,684)	(3,525,478,044)	(2,336,534,788)	(3,013,504,193)

Net increase (decrease) in shares	(75,763,139)	36,490,895	(665,960,871)	(68,727,236)

Class G Shares*
Shares sold	1,626,172,411	–	–	–
Reinvestment of distributions	43	–	–	–
Shares redeemed	(753,838,442)	–	–	–

Net increase (decrease) in shares	872,334,012	–	–	–

*	The Fund’s Class G Shares commenced operations on October 5, 2014.

See Notes to Financial Statements and Financial Statements of the Master Funds.

6

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$4	$17,770
Net realized gain (loss) on investments allocated from Portfolio	–	(1,535)

Net increase in net assets from operations	4	16,235

Distributions to Shareholders from:
Net investment income
Premier Class	–	(17,770)
Investment Class	–	–

Net realized gain on investments
Premier Class	–	(183)
Investment Class	–	(7)

Total distributions	–	(17,960)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	13,323,353,168	10,855,859,490
Reinvestment of distributions	–	16,684
Shares redeemed	(13,311,990,338)	(10,379,419,190)

Net increase (decrease) from capital share transactions	11,362,830	476,456,984

Investment Class
Shares sold	412,002,624	490,118,416
Reinvestment of distribution	–	1
Shares redeemed	(410,670,896)	(511,891,549)

Net increase (decrease) from capital share transactions	1,331,728	(21,773,132)

Net Increase (Decrease) in Net Assets	12,694,562	454,682,127
Net Assets
Beginning of year	2,753,045,268	2,298,363,141

End of year	$2,765,739,830	$2,753,045,268

Undistributed net investment income	$38	$222

Changes in Shares:
Premier Class
Shares sold	13,323,353,168	10,855,859,490
Reinvestment of distributions	–	16,684
Shares redeemed	(13,311,990,338)	(10,379,419,190)

Net increase (decrease) in shares	11,362,830	476,456,984

Investment Class
Shares sold	412,002,624	490,118,416
Reinvestment of distributions	–	1
Shares redeemed	(410,670,896)	(511,891,549)

Net increase (decrease) in shares	1,331,728	(21,773,132)

See Notes to Financial Statements and Financial Statements of the Master Funds.

7

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Premier Class
2014	$1.0000	$0.0008		$(0.0001)		$0.0007		$(0.0007)		$–		$(0.0007)
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
Investment Class
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
Class M
2014	$1.0000	$0.0009		$0.0000	(d)	$0.0009		$(0.0009)		$–		$(0.0009)
2013	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Tax Free Money Market Fund
Premier Class
2014	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
Investment Class
2014	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)
U.S. Government Money Market Fund
Premier Class
2014	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–		$–		$–
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
Investment Class
2014	$1.0000	$(0.0000	)(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
Class G
2014(g)	$1.0000	$0.0000		$0.0000		$0.0000		$(0.0000	)(d)	$–		$(0.0000	)(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

(g)	The Fund’s Class G Shares commenced operations on October 5, 2014.

**	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

8

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)								Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Premier Class
2014	$1.0000	0.07%		0.12%	0.12%	0.07%		–		$37,932,781
2013	$1.0000	0.10%		0.12%	0.12%	0.10%		–		$29,850,029
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%	0.12%	0.20%		0.00	%(e)	$25,211,488
Investment Class
2014	$1.0000	0.00%		0.47%	0.19%	0.00%		0.28%		$726,910
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%		$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%		$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%		$905,604
Class M
2014	$1.0000	0.09%		0.10%	0.10%	0.09%		–		$1,626,315
2013	$1.0000	0.12%		0.10%	0.10%	0.12%		–		$2,825,313
2012	$1.0000	0.22%		0.10%	0.10%	0.22%		–		$1,897,611
2011(f)	$1.0000	0.01%		0.10%**	0.10%**	0.17	%**	–		$2,012,117
Tax Free Money Market Fund
Premier Class
2014	$1.0000	0.00	%(e)	0.21%	0.04%	0.00%		0.17%		$85,166
2013	$1.0000	0.00	%(e)	0.20%	0.07%	0.00%		0.13%		$119,159
2012	$1.0000	0.00	%(e)	0.20%	0.12%	0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%	0.12%	0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%	0.17%	0.07%		0.00	%(e)	$114,404
Investment Class
2014	$1.0000	0.00	%(e)	0.56%	0.04%	0.00%		0.52%		$168,079
2013	$1.0000	0.00	%(e)	0.55%	0.07%	0.00%		0.48%		$188,863
2012	$1.0000	0.00	%(e)	0.56%	0.12%	0.00	%(e)	0.44%		$368,245
2011	$1.0000	0.00	%(e)	0.54%	0.15%	0.00	%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(e)	0.28%		$290,874
U.S. Government Money Market Fund
Premier Class
2014	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%		$10,962,800
2013	$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%		$7,189,250
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%	0.12%	0.07%		0.01%		$4,430,327
Investment Class
2014	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%		$615,706
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00%		0.37%		$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%		$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%		$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%		$479,133
Class G
2014(g)	$1.0000	0.00	%(e)	0.09%**	0.08%**	0.00	%(e)**	0.01%		$872,335

See Notes to Financial Statements and Financial Statements of the Master Funds.

9

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Premier Class
2014	$1.0000	$0.0000		$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
Investment Class
2014	$1.0000	$(0.0010)		$0.0010		$0.0000		$–		$(0.0000	)(d)	$(0.0000	)(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
Treasury Plus Money Market Fund
Premier Class
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$0.0000	(d)	$0.0004		$(0.0004)		$–		$(0.0004)
Investment Class
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

See Notes to Financial Statements and Financial Statements of the Master Funds.

10

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Premier Class
2014	$1.0000	0.00	%(e)	0.12%	0.04%	0.00	%(e)	0.08%	$8,338,818
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
Investment Class
2014	$1.0000	0.00%		0.47%	0.05%	0.00%		0.42%	$741,248
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
Treasury Plus Money Market Fund
Premier Class
2014	$1.0000	0.00	%(e)	0.13%	0.05%	0.00	%(e)	0.08%	$2,690,959
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
Investment Class
2014	$1.0000	0.00	%(e)	0.48%	0.05%	0.00%		0.43%	$74,781
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00%		0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577

See Notes to Financial Statements and Financial Statements of the Master Funds.

11

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-five (35) series (the “Funds”) and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class (formerly Institutional Class)* Service Class Institutional Class Investment Class Investor Class	Not commenced December 15, 2011 August 12, 2004 Not commenced Not commenced October 15, 2007 Not commenced
State Street Institutional Tax Free Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class)* Service Class	Not commenced Not commenced October 12, 2007 Not commenced February 7, 2007 Not commenced
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class)* Service Class	Not commenced October 5, 201 4 Not commenced October 17, 2007 Not commenced October 25, 2007 Not commenced
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class)* Service Class	Not commenced Not commenced October 25, 2007 Not commenced October 25, 2007 Not commenced
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class (formerly Institutional Class)* Institutional Class Investor Class Administration Class	Not commenced October 24, 2007 October 24, 2007 Not commenced Not commenced Not commenced

*	During the period, the Board of Trustees approved the name change of Institutional Class shares to Premier Class shares. All references to Institutional Class shall be replaced by references to Premier Class. The change in share class name does not have any impact on shareholders.

12

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Certain Funds are part of a master-feeder investment structure (“Feeder Fund”) and invest all of their investable assets in interests of their respective master portfolio (“Master Fund”) as reflected in the table below. The investment objective and policies of each Master Fund are substantially similar to those of its respective Feeder Fund. The value of each Feeder Fund’s investment in its respective Master Fund reflects the Feeder Fund’s proportionate interest in the net assets of that Master Fund. The performance of each Feeder Fund is directly affected by the performance of its respective Master Fund. The financial statements of the Master Funds, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Feeder Funds’ financial statements.

Feeder Fund	% Investment in Master	Master Fund
State Street Institutional Liquid Reserves Fund	98.98%	State Street Money Market Portfolio*
State Street Institutional Tax Free Money Market Fund	100.00%	State Street Tax Free Money Market Portfolio*
State Street Institutional U.S. Government Money Market Fund	94.27%	State Street U.S. Government Money Market Portfolio*
State Street Institutional Treasury Money Market Fund	88.60%	State Street Treasury Money Market Portfolio*
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Money Market Funds”). It is the policy of the Money Market Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Money Market Funds will be able to maintain a stable net asset value per share.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Recent Regulatory Action

On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule

13

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of December 31, 2014, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2014, State Street Institutional U.S. Government Money Market Fund utilized capital loss carryovers in the amount of $13,046 and had remaining capital loss carryovers of $152,534 expiring December 31, 2015. State Street Institutional Treasury Plus Money Market Fund had capital loss carryover in the amount of $1,535 which has no expiration date. Each Fund may use all of its capital loss carryover amount to offset future net realized capital gains.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

14

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Funds have reviewed the tax positions for open years as of December 31, 2014, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2014, tax years 2012 through 2014 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional Liquid Reserves Fund	$–	$–	$–
State Street Institutional Tax Free Money Market Fund	$–	$–	$–
State Street Institutional U.S. Government Money Market Fund	$(86)	$–	$86
State Street Institutional Treasury Money Market Fund	$–	$–	$–
State Street Institutional Treasury Plus Money Market Fund	$188	$–	$(188)

These differences were primarily attributable to distribution redesignations, net operating loss, non-deductible tax paid and distributions in excess of current earnings. Net investment income (loss), net realized gains (losses), and net assets were not affected by these reclassifications.

The tax character of distributions paid to shareholders during the years ended December 31, 2014 and December 31, 2013 was as follows:

	December 31, 2014			December 31, 2013
Fund	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional Liquid Reserves Fund	$28,785,929	$–	$–	$32,492,859	$–	$–
State Street Institutional Tax Free Money Market Fund	$–	$–	$–	$–	$–	$–
State Street Institutional U.S. Government Money Market Fund	$43	$–	$–	$367,253	$–	$–
State Street Institutional Treasury Money Market Fund	$126,460	$–	$–	$17,636	$–	$–
State Street Institutional Treasury Plus Money Market Fund	$–	$–	$–	$17,960	$–	$–

15

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional Liquid Reserves Fund	$199,468	$–	$–	$199,468
State Street Institutional Tax Free Money Market Fund	$–	$–	$–	$–
State Street Institutional U.S. Government Money Market Fund	$–	$–	$(152,534)	$(152,534)
State Street Institutional Treasury Money Market Fund	$9,470	$–	$–	$9,470
State Street Institutional Treasury Plus Money Market Fund	$38	$–	$(1,535)	$(1,497)

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

Use of estimates – The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party and Other Fees

The Portfolios retained SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSGA FM has contractually agreed to waive a portion of its management fee allocated from its respective Master Fund or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”), State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Fund (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Funds’ Premier Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2015. For the year ended December 31, 2014, SSGA FM reimbursed or waived the following:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$–
State Street Institutional U.S. Government Money Market Fund	44,243
State Street Institutional Treasury Plus Money Market Fund	263,547

16

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2014, SSGA FM voluntarily waived the following:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$–
State Street Institutional Tax Free Money Market Fund	490,278
State Street Institutional U.S. Government Money Market Fund	4,726,293
State Street Institutional Treasury Money Market Fund	7,917,168
State Street Institutional Treasury Plus Money Market Fund	1,802,611

Effective October 1, 2012, the Trust implemented the terms of its Reimbursement Agreement with SSGA FM, dated September 20, 2012. Under the terms of the Reimbursement Agreement, an applicable Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2014, SSGA FM has not recouped any expenses from the Funds. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
12/31/2015	$–	$83,658	$–	$269,793	$–
12/31/2016	$–	$418,224	$1,976,248	$6,058,938	$1,004,830
12/31/2017	$–	$490,278	$4,726,293	$7,917,168	$1,802,611

Pursuant to the administration agreement, each Fund, except ILR Class M Shares and U.S. Government Money Market Fund Class G Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSGA FM. ILR Class M Shares and U.S. Government Money Market Fund Class G Shares pay at an annual rate of 0.03% and 0.01% of its net assets accrued daily to SSGA FM. During the year ended December 31, 2014, ILR and U.S. Government Money Market Fund incurred the following administration fees:

Fund	Liquid Reserves Fund	U.S. Government Money Market Fund
Premier Class	$18,145,861	$4,648,486
Investment Class	$447,221	$318,688
Class M	$706,402	–
Class G	$–	$21,498

17

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Funds pay State Street an annual fee of $12,600 for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays State Street an annual fee for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the year ended December 31, 2014, the Funds did not make any payments to SSGM under the Rule 12b-1 Plan.

During the year ended December 31, 2014, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$894,442
State Street Institutional Tax Free Money Market Fund	192,577
State Street Institutional U.S. Government Money Market Fund	635,522
State Street Institutional Treasury Money Market Fund	1,056,426
State Street Institutional Treasury Plus Money Market Fund	85,724

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2014, SSGM did not make any payments to WMS.

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2014, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$654,919
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

18

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

During the year ended December 31, 2014, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$1,581,187
State Street Institutional Tax Free Money Market Fund	481,422
State Street Institutional U.S. Government Money Market Fund	1,588,804
State Street Institutional Treasury Money Market Fund	2,641,065
State Street Institutional Treasury Plus Money Market Fund	214,309

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2014, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,104,979
State Street Institutional Tax Free Money Market Fund	0
State Street Institutional U.S. Government Money Market Fund	249,188
State Street Institutional Treasury Money Market Fund	234,033
State Street Institutional Treasury Plus Money Market Fund	9,821

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $400 for each Fund.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. Each Fund is also impacted by Trustees’ Fees accrued by its respective Master Fund. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

Prior to January 24, 2014, the Feeder Funds did not pay the Trustees directly.

The Trust’s officers are compensated by the Adviser and its affiliates.

19

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (five of the funds constituting State Street Institutional Investment Trust) (the “Funds”) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (five of the funds constituting State Street Institutional Investment Trust) at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2015

21

State Street Institutional Investment Trust

General Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

Premier Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.40	$0.61

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.15

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

22

State Street Institutional Investment Trust

General Information — (continued)

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE — (continued)

Premier Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.60	$0.61

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,025.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.85	$0.36

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,025.05	$0.15

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.95	$0.26

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Premier Class Shares’ annualized expense ratio as of December 31, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.12%
State Street Institutional Tax Free Money Market Fund	0.04%
State Street Institutional U.S. Government Money Market Fund	0.07%
State Street Institutional Treasury Money Market Fund	0.03%
State Street Institutional Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2014

Investment Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.00	$1.01

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.15

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

23

State Street Institutional Investment Trust

General Information — (continued)

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE — (continued)

Investment Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.20	$1.02

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,025.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.85	$0.36

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,025.05	$0.15

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.95	$0.26

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized expense ratio as of December 31, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.20%
State Street Institutional Tax Free Money Market Fund	0.04%
State Street Institutional U.S. Government Money Market Fund	0.07%
State Street Institutional Treasury Money Market Fund	0.03%
State Street Institutional Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2014

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.50	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended December 31, 2014 was 0.10%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

24

State Street Institutional Investment Trust

General Information — (continued)

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE — (continued)

Six Months Ended December 31, 2014

State Street Institutional U.S. Government Money Market Fund Class G Shares**	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.19

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended December 31, 2014 was 0.08%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 10/5/14. Hypothetical period is from 7/1/14.

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

25

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 –2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

26

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

27

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Master Funds; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

28

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

29

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

Annual Report

31 December 2014

State Street Master Funds

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Certificates of Deposit	38.2%
Treasury Repurchase Agreements	34.1
Financial Company Commercial Paper	19.0
Other Notes	3.9
Other Repurchase Agreements	3.3
Government Agency Repurchase Agreements	1.6
Asset Backed Commercial Paper	0.7
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	22.1%
2-30 Days	30.7
31-60 Days	17.9
61-90 Days	11.2
Over 90 Days	18.9
Total	100.8%
Average days to maturity	26
Weighted average life	55

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

32

State Street Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 0.7%
Collateralized Commercial Paper Co. LLC(a)	0.200%	02/11/2015	02/11/2015	$300,000,000	$299,931,666

FINANCIAL COMPANY COMMERCIAL PAPER – 19.0%
Australia & New Zealand Banking Group Ltd.(b)(c)	0.241%	01/13/2015	04/13/2015	85,000,000	85,000,000
BNP Paribas(a)	0.300%	01/06/2015	01/06/2015	200,000,000	199,991,667
BNP Paribas(a)	0.260%	01/22/2015	01/22/2015	300,000,000	299,954,500
Caisse des Depots et Consignations(a)(d)	0.230%	02/03/2015	02/03/2015	50,000,000	49,989,458
Caisse des Depots et Consignations(a)(d)	0.200%	02/20/2015	02/20/2015	450,000,000	449,875,000
Caisse des Depots et Consignations(a)(d)	0.215%	04/02/2015	04/02/2015	150,000,000	149,918,479
Caisse des Depots et Consignations(a)(d)	0.215%	04/07/2015	04/07/2015	175,000,000	174,899,667
DnB Bank ASA(a)(c)	0.210%	01/13/2015	01/13/2015	300,000,000	299,979,000
DnB Bank ASA(a)(c)	0.225%	01/20/2015	01/20/2015	250,000,000	249,971,632
DnB Bank ASA(a)(c)	0.225%	01/20/2015	01/20/2015	110,000,000	109,986,938
DnB Bank ASA(a)(c)	0.190%	01/26/2015	01/26/2015	350,000,000	349,953,819
DnB Bank ASA(a)(c)	0.215%	03/06/2015	03/06/2015	385,000,000	384,852,844
Erste Abwicklungsanstalt(a)(c)	0.180%	02/10/2015	02/10/2015	125,000,000	124,975,000
General Electric Capital Corp.(a)	0.200%	01/08/2015	01/08/2015	100,000,000	99,996,111
HSBC Bank PLC(a)(c)	0.230%	03/30/2015	03/30/2015	150,000,000	149,915,667
HSBC Bank PLC(b)(c)	0.252%	01/12/2015	09/10/2015	100,000,000	100,000,000
HSBC Bank PLC(b)(c)	0.244%	01/02/2015	10/02/2015	175,000,000	175,000,000
JP Morgan Securities LLC(b)(c)	0.327%	01/06/2015	02/06/2015	350,000,000	350,000,000
Nationwide Building Society(a)(c)	0.190%	01/07/2015	01/07/2015	150,000,000	149,995,250
Nordea Bank AB(a)(c)	0.200%	01/22/2015	01/22/2015	145,000,000	144,983,083
Nordea Bank AB(a)(c)	0.200%	02/24/2015	02/24/2015	300,000,000	299,910,000
Nordea Bank AB(a)(c)	0.200%	02/26/2015	02/26/2015	175,000,000	174,945,556
Skandinaviska Enskilda Banken AB(a)(c)	0.200%	02/05/2015	02/05/2015	495,000,000	494,903,750
Skandinaviska Enskilda Banken AB(a)(c)	0.240%	03/02/2015	03/02/2015	385,000,000	384,846,000
Societe Generale(a)(c)	0.240%	03/03/2015	03/03/2015	325,000,000	324,867,833
Sumitomo Mitsui Banking Corp.(a)(c)	0.240%	01/22/2015	01/22/2015	350,000,000	349,951,000
Svenska Handelsbanken AB(a)(c)	0.200%	04/17/2015	04/17/2015	200,000,000	199,882,222
Swedbank AB(a)	0.230%	02/02/2015	02/02/2015	100,000,000	99,979,556
Swedbank AB(a)	0.230%	02/05/2015	02/05/2015	100,000,000	99,977,639
Swedbank AB(a)	0.230%	02/10/2015	02/10/2015	200,000,000	199,948,889
Toyota Motor Credit Corp.(a)	0.200%	01/07/2015	01/07/2015	50,000,000	49,998,333
Toyota Motor Credit Corp.(a)	0.200%	01/08/2015	01/08/2015	129,000,000	128,994,984
Westpac Banking Corp.(b)(c)	0.231%	01/16/2015	01/16/2015	409,500,000	409,500,000
Westpac Banking Corp.(b)(c)	0.228%	01/05/2015	03/04/2015	250,000,000	249,998,437
Westpac Banking Corp.(b)(c)	0.243%	01/26/2015	04/24/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					7,716,942,314

See Notes to Financial Statements.

33

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – 38.2%
Bank of America NA(a)	0.230%	01/23/2015	01/23/2015	$121,000,000	$121,000,000
Bank of America NA(a)	0.230%	01/26/2015	01/26/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.190%	01/07/2015	01/07/2015	145,000,000	145,000,000
Bank of Montreal(b)	0.282%	01/20/2015	06/17/2015	325,000,000	325,000,000
Bank of Nova Scotia(b)	0.287%	01/07/2015	06/05/2015	335,000,000	335,000,000
Bank of Nova Scotia(b)	0.262%	01/12/2015	09/04/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	01/09/2015	01/09/2015	140,000,000	140,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	02/04/2015	02/04/2015	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	03/16/2015	03/16/2015	350,000,000	350,000,000
Barclays Bank(b)	0.336%	03/09/2015	04/01/2015	500,000,000	500,000,000
Barclays Bank(b)	0.390%	01/26/2015	06/25/2015	685,000,000	685,000,000
BNP Paribas(a)	0.250%	02/04/2015	02/04/2015	500,000,000	500,000,000
BNP Paribas(a)	0.250%	03/12/2015	03/12/2015	384,000,000	384,000,000
Canadian Imperial Bank of Commerce(b)	0.317%	01/05/2015	06/04/2015	195,000,000	195,000,000
Chase Bank USA NA(b)	0.240%	01/26/2015	01/26/2015	124,000,000	124,000,000
Chase Bank USA NA(b)	0.247%	01/26/2015	02/24/2015	124,000,000	124,000,000
Citibank NA(a)	0.200%	01/06/2015	01/06/2015	50,000,000	50,000,000
Citibank NA(a)	0.230%	01/26/2015	01/26/2015	375,000,000	375,000,000
Credit Agricole Corporate & Investment Bank(a)	0.250%	02/03/2015	02/03/2015	700,000,000	700,000,000
Credit Suisse(a)	0.230%	01/07/2015	01/07/2015	285,000,000	285,000,000
Credit Suisse(a)	0.310%	02/05/2015	02/05/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	02/02/2015	02/02/2015	125,000,000	125,000,000
ING Bank NV(a)	0.310%	02/11/2015	02/11/2015	140,000,000	140,000,000
ING Bank NV(a)	0.310%	02/27/2015	02/27/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/02/2015	03/02/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/10/2015	03/10/2015	400,000,000	400,000,000
ING Bank NV(a)	0.240%	03/18/2015	03/18/2015	208,000,000	208,000,000
Lloyds Bank PLC(a)	0.250%	02/09/2015	02/09/2015	221,000,000	221,000,000
Nordea Bank AB(a)	0.245%	01/22/2015	01/22/2015	100,000,000	99,999,709
Norinchukin Bank(a)	0.190%	01/08/2015	01/08/2015	375,000,000	374,999,995
Norinchukin Bank(a)	0.230%	01/26/2015	01/26/2015	500,000,000	500,000,000
Rabobank Nederland NV(a)	0.210%	01/08/2015	01/08/2015	216,000,000	216,000,000
Rabobank Nederland NV(a)	0.220%	03/13/2015	03/13/2015	350,000,000	350,000,000
Rabobank Nederland NV(a)	0.210%	04/06/2015	04/06/2015	300,000,000	300,000,000
Rabobank Nederland NV(a)	0.210%	05/04/2015	05/04/2015	200,000,000	200,000,000
Royal Bank of Canada(b)	0.236%	01/20/2015	05/20/2015	125,000,000	125,000,000
Royal Bank of Canada(b)	0.260%	01/29/2015	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(b)	0.262%	01/12/2015	09/10/2015	180,000,000	180,000,000
Standard Chartered Bank(a)	0.160%	01/02/2015	01/02/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	01/22/2015	01/22/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	02/06/2015	02/06/2015	100,000,000	100,000,000

See Notes to Financial Statements.

34

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp.(a)	0.220%	02/27/2015	02/27/2015	$150,000,000	$150,000,000
Svenska Handelsbanken AB(a)	0.205%	01/26/2015	01/26/2015	150,000,000	150,000,521
Svenska Handelsbanken AB(a)	0.195%	02/02/2015	02/02/2015	200,000,000	200,000,888
Svenska Handelsbanken AB(a)	0.220%	02/09/2015	02/09/2015	178,660,000	178,660,966
Svenska Handelsbanken AB(a)	0.215%	04/16/2015	04/16/2015	300,000,000	300,004,372
Swedbank AB(a)	0.230%	01/07/2015	01/07/2015	200,000,000	200,000,000
Toronto Dominion Bank(a)	0.200%	01/13/2015	01/13/2015	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.200%	01/14/2015	01/14/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	01/15/2015	01/15/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	03/03/2015	03/03/2015	355,000,000	355,000,000
Toronto Dominion Bank(b)	0.243%	02/23/2015	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.220%	02/06/2015	02/06/2015	535,000,000	535,000,000
UBS AG(b)	0.267%	01/05/2015	03/05/2015	300,500,000	300,500,000
Wells Fargo Bank NA(b)	0.231%	01/12/2015	03/12/2015	225,000,000	225,000,000
Wells Fargo Bank NA(b)	0.231%	01/09/2015	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(b)	0.253%	01/08/2015	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(b)	0.250%	01/12/2015	07/14/2015	458,000,000	458,000,000
Westpac Banking Corp.(b)	0.227%	01/06/2015	01/06/2015	250,000,000	249,999,822
Westpac Banking Corp.(b)	0.231%	01/16/2015	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					15,528,166,273

OTHER NOTES – 3.9%
Bank of America NA(a)	0.230%	02/09/2015	02/09/2015	192,000,000	192,000,000
Bank of America NA(a)	0.230%	02/19/2015	02/19/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(b)	0.355%	03/09/2015	01/07/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(b)	0.352%	01/22/2015	01/22/2016	175,000,000	175,000,000
Royal Bank of Canada(b)(d)	0.322%	01/07/2015	01/07/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(d)	0.320%	01/27/2015	06/26/2015	180,000,000	180,000,000
Wells Fargo Bank NA(b)	0.328%	03/10/2015	01/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(b)	0.336%	01/20/2015	01/20/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					1,578,000,000

See Notes to Financial Statements.

35

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.6%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2014 (collateralized by various Federal Home Loan Mortgage Corporations, 3.000% – 6.500% due 10/01/2023 – 12/01/2044, Federal National Mortgage Associations, 3.500% – 6.000% due 06/01/2023 – 12/01/2044, Government National Mortgage Associations, 4.000% – 6.000% due 06/15/2040 – 12/20/2044, and a U.S. Treasury Bond, 2.750% due 02/15/2024, valued at $255,000,066); expected proceeds $250,004,375	0.090%	01/02/2015	01/02/2015	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 03/01/2024 – 01/01/2045, and Federal National Mortgage Associations, 2.500% – 6.000% due 02/01/2024 – 12/01/2044, valued at $306,000,001); expected proceeds $300,004,667	0.080%	01/07/2015	01/07/2015	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2019 – 11/01/2044, and Federal National Mortgage Associations, 2.500% –6.000% due 12/01/2025 – 12/01/2044, valued at $102,000,000); expected proceeds $100,001,778	0.080%	01/08/2015	01/08/2015	100,000,000	100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					650,000,000

TREASURY REPURCHASE AGREEMENTS – 34.1%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/08/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.625% – 2.625% due 08/15/2020 – 08/15/2022, valued at $3,013,254,995); expected proceeds $3,000,186,667	0.080%	01/05/2015	01/05/2015	3,000,000,000	3,000,000,000

See Notes to Financial Statements.

36

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/15/2014 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and U.S. Treasury Notes, 1.375% – 4.000% due 08/15/2018 – 08/15/2022, valued at $777,673,569); expected proceeds $775,031,646	0.070%	01/05/2015	01/05/2015	$775,000,000	$775,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/29/2014 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and U.S. Treasury Notes, 1.625% – 4.000% due 02/28/2018 – 08/15/2022, valued at $1,504,537,044); expected proceeds $1,500,029,167	0.100%	01/05/2015	01/05/2015	1,500,000,000	1,500,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.375% – 4.000% due 02/29/2016 – 11/15/2022, valued at $8,610,023,984); expected proceeds $8,610,023,917	0.050%	01/02/2015	01/02/2015	8,610,000,000	8,610,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,885,000,000

OTHER REPURCHASE AGREEMENTS – 3.3%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/05/2014 (collateralized by a Collateralized Mortgage Obligation, 1.255% due 09/17/2031, and Corporate Bonds, 0.524% – 9.750% due 03/06/2015 – 12/31/2099, valued at $162,328,344); expected proceeds $155,244,125	0.630%	01/02/2015	03/05/2015	155,000,000	155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by various Corporate Bonds, 0.000% – 11.875% due 07/15/2015 – 09/01/2066, Medium Term Notes, 4.300% – 5.017% due 10/17/2021 – 06/26/2024, and U.S. Treasury Notes, 0.250% – 4.250% due 08/15/2015 – 12/31/2018 valued at $487,411,705); expected proceeds $450,185,625	0.450%	01/02/2015	02/02/2015	450,000,000	450,000,000

See Notes to Financial Statements.

37

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/05/2014 (collateralized by a Common Stock, and U.S. Treasury Strips, 0.000% due 11/15/2031 – 08/15/2043 valued at $128,194,443); expected proceeds $125,125,000	0.400%	01/02/2015	03/05/2015	$125,000,000	$125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/19/2014 (collateralized by various Common Stocks, a Corporate Bond, 5.500% due 02/06/2044, and a U.S. Treasury Bill, 0.000% due 01/08/2015 valued at $334,729,030); expected proceeds $310,471,372	0.460%	01/02/2015	04/17/2015	310,000,000	310,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/19/2014 (collateralized by various Corporate Bonds, 0.000% – 9.700% due 03/15/2015 – 03/15/2072 valued at $344,078,912); expected proceeds $320,385,031	0.364%	01/16/2015	04/17/2015	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,360,000,000

TOTAL INVESTMENTS(e)(f) – 100.8%					41,018,040,253
Liabilities in Excess of Other Assets – (0.8)%					(313,572,633)

NET ASSETS – 100.0%					$40,704,467,620

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2014.

(c)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $5,712,844,664 or 14.03% of net assets as of December 31, 2014.

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,159,637,241 or 2.85% of net assets as of December 31, 2014.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(f)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

38

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Cash/Money Market Fund	24.4%
General Obligations	18.6
Housing	14.9
Health	7.8
Transportation	7.8
Power	7.3
Education	7.2
Pollution	4.1
Water	2.5
Development	2.1
Industrial Revenue/Pollution Control Revenue	1.5
Airport	1.2
Stadium	0.6
Liabilities in Excess of Other Assets	(0.0)**
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	33.3%
2-30 Days	66.7
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	5
Weighted average life	5

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

39

State Street Tax Free Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 75.6%
California – 6.9%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.010%	01/02/2015	01/02/2015	$2,000,000	$2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., Series D, LOC: Sumitomo Mitsui Banking(a)	0.010%	01/02/2015	01/02/2015	4,875,000	4,875,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.050%	01/07/2015	01/07/2015	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.020%	01/07/2015	01/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.050%	01/07/2015	01/07/2015	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.020%	01/07/2015	01/07/2015	2,500,000	2,500,000

					17,505,000

Colorado – 5.2%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	01/07/2015	01/07/2015	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.020%	01/07/2015	01/07/2015	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.070%	01/07/2015	01/07/2015	3,700,000	3,700,000

					13,145,000

Connecticut – 6.8%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	01/07/2015	01/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	01/07/2015	01/07/2015	4,750,000	4,750,000

See Notes to Financial Statements.

40

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.020%	01/07/2015	01/07/2015	$9,480,000	$9,480,000

					17,230,000

Delaware – 2.7%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	6,900,000	6,900,000

Florida – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.020%	01/07/2015	01/07/2015	2,415,000	2,415,000

Indiana – 4.5%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.060%	01/07/2015	01/07/2015	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.020%	01/07/2015	01/07/2015	9,295,000	9,295,000

					11,295,000

Maryland – 2.0%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.040%	01/07/2015	01/07/2015	1,520,000	1,520,000

					5,065,000

Massachusetts – 6.8%
Commonwealth of Massachusetts, Central Artery, GO Limited, Series B, SPA: U.S. Bank N.A.(a)	0.020%	01/02/2015	01/02/2015	4,465,000	4,465,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	7,900,000	7,900,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.010%	01/07/2015	01/07/2015	4,835,000	4,835,000

					17,200,000

Michigan – 1.2%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	01/07/2015	01/07/2015	3,000,000	3,000,000

See Notes to Financial Statements.

41

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Minnesota – 0.6%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.040%	01/07/2015	01/07/2015	$1,635,000	$1,635,000

Missouri – 2.4%
Missouri Development Finance Board Cultural Facilities Revenue Bonds, Nelson Gallery Foundation, Series A, SPA: Northern Trust Company(a)	0.030%	01/02/2015	01/02/2015	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/02/2015	01/02/2015	1,000,000	1,000,000

					6,000,000

New Hampshire – 1.3%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	3,375,000	3,375,000

New York – 4.7%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	01/02/2015	01/02/2015	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.030%	01/02/2015	01/02/2015	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.040%	01/07/2015	01/07/2015	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.040%	01/07/2015	01/07/2015	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.040%	01/07/2015	01/07/2015	1,300,000	1,300,000

					11,905,000

North Carolina – 11.3%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	2,250,000	2,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	8,185,000	8,185,000

See Notes to Financial Statements.

42

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	$3,100,000	$3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	4,100,000	4,100,000
North Carolina Medical Care Commission & Health Care facilities, Revenue Bonds, Novant Health Group, Series A, SPA: JP Morgan Chase Bank N.A.(a)	0.060%	01/07/2015	01/07/2015	7,000,000	7,000,000

					28,535,000

Ohio – 3.0%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	01/07/2015	01/07/2015	7,500,000	7,500,000

Oregon – 3.4%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	01/07/2015	01/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.030%	01/07/2015	01/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.5%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.030%	01/07/2015	01/07/2015	3,765,000	3,765,000

Rhode Island – 2.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.020%	01/07/2015	01/07/2015	6,555,000	6,555,000

South Carolina – 2.0%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.030%	01/07/2015	01/07/2015	5,055,000	5,055,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.030%	01/07/2015	01/07/2015	2,080,000	2,080,000

Utah – 1.2%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.040%	01/07/2015	01/07/2015	3,100,000	3,100,000

See Notes to Financial Statements.

43

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Washington – 2.6%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.050%	01/07/2015	01/07/2015	$1,605,000	$1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.050%	01/07/2015	01/07/2015	5,000,000	5,000,000

					6,605,000

West Virginia – 1.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.040%	01/07/2015	01/07/2015	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					191,385,000

				Shares
INVESTMENT COMPANY – 24.4%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.07%(b)(c)				61,856,729	61,856,729

TOTAL INVESTMENTS(d)(e) – 100.0%					253,241,729
Liabilities in Excess of Other Assets – (0.0)%(f)					(46,418)

NET ASSETS – 100.0%					$253,195,311

(a)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2014.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(e)	Also represents the cost for federal tax purposes

(f)	Amount represents less than 0.05% of net assets

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
RMKT	Remarketable
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

44

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Government Agency Debt	69.4%
Treasury Repurchase Agreements	15.2
Treasury Debt	8.7
Government Agency Repurchase Agreements	1.0
Assets in Excess of Other Liabilities	5.7
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	13.0%
2-30 Days	34.8
31-60 Days	17.4
61-90 Days	10.4
Over 90 Days	18.7
Total	94.3%
Average days to maturity	41
Weighted average life	48

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

45

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 69.4%
Federal Farm Credit Bank(a)	0.102%	01/15/2015	01/15/2015	$30,000,000	$29,998,833
Federal Farm Credit Bank(b)	0.103%	01/05/2015	03/04/2015	111,000,000	110,998,970
Federal Farm Credit Bank(a)	0.130%	03/17/2015	03/17/2015	25,000,000	24,993,229
Federal Farm Credit Bank(a)	0.081%	04/21/2015	04/21/2015	42,000,000	41,989,733
Federal Home Loan Bank(a)	0.046%	01/07/2015	01/07/2015	132,000,000	131,999,010
Federal Home Loan Bank(a)	0.048%	01/07/2015	01/07/2015	165,000,000	164,998,707
Federal Home Loan Bank(a)	0.051%	01/07/2015	01/07/2015	28,000,000	27,999,767
Federal Home Loan Bank(a)	0.097%	01/07/2015	01/07/2015	50,000,000	49,999,208
Federal Home Loan Bank(a)	0.100%	01/07/2015	01/07/2015	46,000,000	45,999,249
Federal Home Loan Bank(a)	0.102%	01/16/2015	01/16/2015	20,000,000	19,999,167
Federal Home Loan Bank(b)	0.109%	01/20/2015	01/20/2015	212,000,000	211,999,455
Federal Home Loan Bank(a)	0.111%	01/20/2015	01/20/2015	174,000,000	174,000,000
Federal Home Loan Bank(a)	0.063%	01/21/2015	01/21/2015	125,000,000	124,995,694
Federal Home Loan Bank(a)	0.107%	01/21/2015	01/21/2015	50,000,000	49,997,083
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	40,000,000	39,997,556
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	50,000,000	49,996,944
Federal Home Loan Bank(a)	0.080%	01/26/2015	01/26/2015	5,920,000	5,919,671
Federal Home Loan Bank(a)	0.066%	01/28/2015	01/28/2015	450,000,000	449,978,062
Federal Home Loan Bank(a)	0.069%	01/28/2015	01/28/2015	87,000,000	86,995,628
Federal Home Loan Bank(a)	0.071%	01/30/2015	01/30/2015	185,000,000	184,989,568
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	102,000,000	101,991,783
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	70,000,000	69,994,361
Federal Home Loan Bank(a)	0.092%	02/06/2015	02/06/2015	125,600,000	125,588,696
Federal Home Loan Bank(a)	0.094%	02/06/2015	02/06/2015	38,000,000	37,996,504
Federal Home Loan Bank(a)	0.102%	02/06/2015	02/06/2015	160,000,000	159,984,000
Federal Home Loan Bank(a)	0.102%	02/11/2015	02/11/2015	27,900,000	27,896,823
Federal Home Loan Bank(a)	0.098%	02/13/2015	02/13/2015	233,000,000	232,973,283
Federal Home Loan Bank(a)	0.102%	02/13/2015	02/13/2015	29,000,000	28,996,536
Federal Home Loan Bank(a)	0.100%	02/18/2015	02/18/2015	50,000,000	49,993,467
Federal Home Loan Bank(a)	0.097%	02/20/2015	02/20/2015	50,000,000	49,993,403
Federal Home Loan Bank(a)	0.099%	02/25/2015	02/25/2015	193,000,000	192,971,398
Federal Home Loan Bank(a)	0.102%	02/25/2015	02/25/2015	100,000,000	99,984,722
Federal Home Loan Bank(a)	0.107%	02/25/2015	02/25/2015	160,000,000	159,974,333
Federal Home Loan Bank(a)	0.107%	03/04/2015	03/04/2015	87,000,000	86,983,968
Federal Home Loan Bank(a)	0.108%	03/05/2015	03/05/2015	156,750,000	156,747,793
Federal Home Loan Bank(b)	0.110%	03/06/2015	03/06/2015	30,000,000	29,999,765
Federal Home Loan Bank(b)	0.128%	03/18/2015	03/18/2015	125,580,000	125,580,675
Federal Home Loan Bank(a)	0.086%	04/22/2015	04/22/2015	65,000,000	64,982,965
Federal Home Loan Bank(a)	0.091%	04/24/2015	04/24/2015	168,000,000	167,952,540
Federal Home Loan Bank(a)	0.093%	04/29/2015	04/29/2015	40,650,000	40,637,742
Federal Home Loan Bank(a)	0.095%	04/29/2015	04/29/2015	36,000,000	35,988,908

See Notes to Financial Statements.

46

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.140%	06/03/2015	06/03/2015	$40,000,000	$39,976,540
Federal Home Loan Bank(a)	0.142%	06/03/2015	06/03/2015	7,000,000	6,995,835
Federal Home Loan Mortgage Corp.(a)	0.092%	01/05/2015	01/05/2015	62,000,000	61,999,380
Federal Home Loan Mortgage Corp.(a)	0.041%	01/12/2015	01/12/2015	38,000,000	37,999,536
Federal Home Loan Mortgage Corp.(a)	0.051%	01/12/2015	01/12/2015	38,000,000	37,999,419
Federal Home Loan Mortgage Corp.(a)	0.087%	01/12/2015	01/12/2015	88,800,000	88,797,694
Federal Home Loan Mortgage Corp.(a)	0.097%	01/12/2015	01/12/2015	26,000,000	25,999,245
Federal Home Loan Mortgage Corp.(a)	0.072%	01/13/2015	01/13/2015	55,100,000	55,098,714
Federal Home Loan Mortgage Corp.(a)	0.097%	01/13/2015	01/13/2015	25,000,000	24,999,208
Federal Home Loan Mortgage Corp.(a)	0.041%	01/16/2015	01/16/2015	27,000,000	26,999,550
Federal Home Loan Mortgage Corp.(a)	0.087%	01/16/2015	01/16/2015	19,900,000	19,899,295
Federal Home Loan Mortgage Corp.(a)	0.092%	01/22/2015	01/22/2015	137,000,000	136,992,807
Federal Home Loan Mortgage Corp.(a)	0.092%	01/23/2015	01/23/2015	113,000,000	112,993,785
Federal Home Loan Mortgage Corp.(a)	0.041%	01/28/2015	01/28/2015	151,000,000	150,995,470
Federal Home Loan Mortgage Corp.(a)	0.071%	01/28/2015	01/28/2015	18,900,000	18,899,008
Federal Home Loan Mortgage Corp.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,996,960
Federal Home Loan Mortgage Corp.(a)	0.090%	02/03/2015	02/03/2015	99,750,000	99,741,771
Federal Home Loan Mortgage Corp.(a)	0.087%	02/04/2015	02/04/2015	103,750,000	103,741,671
Federal Home Loan Mortgage Corp.(a)	0.103%	02/10/2015	02/10/2015	31,112,000	31,108,543
Federal Home Loan Mortgage Corp.(a)	0.091%	03/02/2015	03/02/2015	187,000,000	186,971,950
Federal Home Loan Mortgage Corp.(a)	0.076%	03/03/2015	03/03/2015	195,000,000	195,076,931
Federal Home Loan Mortgage Corp.(a)	0.096%	03/05/2015	03/05/2015	50,000,000	49,991,688
Federal Home Loan Mortgage Corp.(a)	0.085%	03/09/2015	03/09/2015	70,000,000	69,988,926
Federal Home Loan Mortgage Corp.(a)	0.055%	03/12/2015	03/12/2015	51,000,000	50,994,546
Federal Home Loan Mortgage Corp.(a)	0.095%	03/16/2015	03/16/2015	84,000,000	83,983,597
Federal Home Loan Mortgage Corp.(a)	0.070%	03/25/2015	03/25/2015	110,000,000	109,982,247
Federal Home Loan Mortgage Corp.(a)	0.071%	04/01/2015	04/01/2015	173,000,000	172,969,725
Federal Home Loan Mortgage Corp.(a)	0.111%	04/13/2015	04/13/2015	195,000,000	194,939,225
Federal Home Loan Mortgage Corp.(a)	0.096%	04/14/2015	04/14/2015	100,000,000	99,972,819
Federal Home Loan Mortgage Corp.(a)	0.096%	04/24/2015	04/24/2015	100,000,000	99,970,181
Federal Home Loan Mortgage Corp.(a)	0.101%	04/24/2015	04/24/2015	75,700,000	75,676,239
Federal Home Loan Mortgage Corp.(a)	0.101%	05/05/2015	05/05/2015	61,400,000	61,378,851
Federal Home Loan Mortgage Corp.(a)	0.091%	05/08/2015	05/08/2015	125,000,000	124,960,312
Federal Home Loan Mortgage Corp.(a)	0.111%	05/11/2015	05/11/2015	18,182,000	18,174,778
Federal Home Loan Mortgage Corp.(a)	0.111%	05/26/2015	05/26/2015	78,000,000	77,965,442
Federal Home Loan Mortgage Corp.(a)	0.132%	06/08/2015	06/08/2015	67,500,000	67,461,487
Federal Home Loan Mortgage Corp.(a)	0.133%	06/08/2015	06/08/2015	70,000,000	69,959,754
Federal Home Loan Mortgage Corp.(a)	0.150%	06/15/2015	06/15/2015	84,000,000	83,943,020
Federal Home Loan Mortgage Corp.(a)	0.152%	06/15/2015	06/15/2015	20,000,000	19,986,250
Federal National Mortgage Assoc.(a)	0.072%	01/05/2015	01/05/2015	27,000,000	26,999,790
Federal National Mortgage Assoc.(a)	0.051%	01/07/2015	01/07/2015	9,000,000	8,999,925

See Notes to Financial Statements.

47

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.087%	01/07/2015	01/07/2015	$112,875,000	$112,873,401
Federal National Mortgage Assoc.(a)	0.072%	01/12/2015	01/12/2015	62,330,000	62,328,667
Federal National Mortgage Assoc.(a)	0.097%	01/14/2015	01/14/2015	142,000,000	141,995,129
Federal National Mortgage Assoc.(a)	0.097%	01/21/2015	01/21/2015	25,000,000	24,998,681
Federal National Mortgage Assoc.(a)	0.046%	02/02/2015	02/02/2015	92,000,000	91,996,320
Federal National Mortgage Assoc.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,996,960
Federal National Mortgage Assoc.(a)	0.097%	02/02/2015	02/02/2015	156,000,000	155,986,827
Federal National Mortgage Assoc.(a)	0.092%	02/03/2015	02/03/2015	155,000,000	154,987,212
Federal National Mortgage Assoc.(a)	0.097%	02/04/2015	02/04/2015	75,000,000	74,993,271
Federal National Mortgage Assoc.(a)	0.094%	02/11/2015	02/11/2015	54,000,000	53,994,373
Federal National Mortgage Assoc.(a)	0.095%	02/11/2015	02/11/2015	13,000,000	12,998,623
Federal National Mortgage Assoc.(a)	0.046%	02/17/2015	02/17/2015	81,000,000	80,995,241
Federal National Mortgage Assoc.(a)	0.102%	02/18/2015	02/18/2015	50,000,000	49,993,333
Federal National Mortgage Assoc.(a)	0.077%	02/25/2015	02/25/2015	58,333,000	58,326,316
Federal National Mortgage Assoc.(a)	0.051%	02/26/2015	02/26/2015	61,000,000	60,995,256
Federal National Mortgage Assoc.(b)	0.140%	01/27/2015	02/27/2015	25,000,000	25,000,991
Federal National Mortgage Assoc.(a)	0.110%	03/18/2015	03/18/2015	94,000,000	93,978,171
Federal National Mortgage Assoc.(a)	0.086%	04/01/2015	04/01/2015	157,000,000	156,966,637
Federal National Mortgage Assoc.(a)	0.091%	04/02/2015	04/02/2015	25,000,000	24,994,313
Federal National Mortgage Assoc.(a)	0.064%	04/15/2015	04/15/2015	120,000,000	119,978,160
Federal National Mortgage Assoc.(a)	0.096%	04/16/2015	04/16/2015	100,000,000	99,972,292
Federal National Mortgage Assoc.(a)	0.071%	04/27/2015	04/27/2015	84,000,000	83,981,053
Federal National Mortgage Assoc.(a)	0.096%	04/27/2015	04/27/2015	45,000,000	44,986,225
Federal National Mortgage Assoc.(a)	0.111%	05/13/2015	05/13/2015	15,000,000	14,993,950
Federal National Mortgage Assoc.(a)	0.111%	05/27/2015	05/27/2015	32,353,000	32,338,567
Federal National Mortgage Assoc.(a)	0.132%	06/03/2015	06/03/2015	25,000,000	24,986,188
Federal National Mortgage Assoc.(a)	0.142%	06/10/2015	06/10/2015	121,750,000	121,674,244

TOTAL GOVERNMENT AGENCY DEBT					9,163,951,714

TREASURY DEBT – 8.7%
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	125,000,000	124,999,913
U.S. Treasury Bill(a)	0.018%	01/08/2015	01/08/2015	154,000,000	153,999,476
U.S. Treasury Bill(a)	0.020%	01/08/2015	01/08/2015	96,000,000	95,999,627
U.S. Treasury Bill(a)	0.033%	01/08/2015	01/08/2015	75,000,000	74,999,526
U.S. Treasury Bill(a)	0.035%	01/08/2015	01/08/2015	125,000,000	124,999,149
U.S. Treasury Bill(a)	0.008%	01/15/2015	01/15/2015	158,400,000	158,399,538
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	41,000,000	40,999,841
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	200,000,000	199,997,667
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	143,000,000	142,962,318
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	34,000,000	33,964,040

TOTAL TREASURY DEBT					1,151,321,095

See Notes to Financial Statements.

48

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.0%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a Federal Home Loan Bank, 0.000% due 08/28/2017, and a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $61,200,063); expected proceeds $60,000,167	0.050%	01/02/2015	01/02/2015	$60,000,000	$60,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a Federal Farm Credit Bank, 0.131% due 06/16/2015, Federal Home Loan Banks, 0.000% – 2.000% due 12/18/2019 – 04/10/2028, Federal Home Loan Mortgage Corporations, 0.000% – 1.750% due 05/30/2019 – 08/27/2029, a Federal National Mortgage Association, 2.660% due 09/06/2023, Resolution Funding Strips, 0.000% due 07/15/2026 – 04/15/2028, a RFCSP Strip Principal, 0.000% due 01/15/2030, and U.S. Treasury Notes, 2.000% – 2.250% due 03/31/2016 – 11/30/2020, valued at $54,060,017); expected proceeds $53,000,177

	0.060%	01/02/2015	01/02/2015	53,000,000	53,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by Federal Farm Credit Banks, 0.940% – 1.100% due 08/22/2017 – 11/13/2017, and a Federal Home Loan Bank, 0.625% due 10/24/2016, valued at $25,503,330); expected proceeds $25,000,111	0.080%	01/02/2015	01/02/2015	25,000,000	25,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					138,000,000

TREASURY REPURCHASE AGREEMENTS – 15.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Notes, 2.000% – 3.625% due 08/15/2019 – 02/28/2021, valued at $306,000,026); expected proceeds $300,001,000	0.060%	01/02/2015	01/02/2015	300,000,000	300,000,000

See Notes to Financial Statements.

49

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 2.750% – 4.250% due 05/15/2039 – 08/15/2042, and a U.S. Treasury Note, 1.375% due 06/30/2018, valued at $357,000,044); expected proceeds $350,002,722	0.040%	01/07/2015	01/07/2015	$350,000,000	$350,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.375% – 1.750% due 03/31/2016 – 04/30/2019, valued at $150,960,140); expected proceeds $148,000,411	0.050%	01/02/2015	01/02/2015	148,000,000	148,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.500% – 1.000% due 06/30/2016 – 09/15/2017, valued at $53,040,047); expected proceeds $52,000,144	0.050%	01/02/2015	01/02/2015	52,000,000	52,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2015, U.S. Treasury Bonds 3.125% – 5.375% due 02/15/2029 – 08/15/2044, and U.S. Treasury Notes, 1.625% – 4.000% due 08/31/2017 – 11/15/2022, valued at $357,000,035); expected proceeds $350,000,972	0.050%	01/02/2015	01/02/2015	350,000,000	350,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Bond, 0.125% due 04/15/2019, valued at $178,500,060); expected proceeds $175,000,583	0.060%	01/02/2015	01/02/2015	175,000,000	175,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2024, valued at $204,002,778); expected proceeds $200,002,333	0.060%	01/07/2015	01/07/2015	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 05/15/2042 – 02/15/2043, and U.S. Treasury Notes, 0.875% – 4.250% due 08/15/2015 – 11/15/2024, valued at $34,684,057); expected proceeds $34,000,170	0.090%	01/02/2015	01/02/2015	34,000,000	34,000,000

See Notes to Financial Statements.

50

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.500% – 1.000% due 08/31/2016 – 10/31/2016, valued at $102,000,022); expected proceeds $100,000,278	0.050%	01/02/2015	01/02/2015	$100,000,000	$100,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Bonds, 2.750% – 3.750% due 11/15/2042 – 11/15/2043, U.S. Treasury Notes, 0.250% – 2.125% due 01/31/2015 – 11/15/2022, and a U.S. Treasury Strip, 0.000% due 05/15/2024, valued at $299,880,056); expected proceeds $294,001,143	0.070%	01/02/2015	01/02/2015	294,000,000	294,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,003,000,000

TOTAL INVESTMENTS(c)(d) – 94.3%					12,456,272,809
Assets in Excess of Other Liabilities – 5.7%					751,594,796

NET ASSETS – 100.0%					$13,207,867,605

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

51

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Treasury Debt	105.4%
Liabilities in Excess of Other Assets	(5.4)
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	4.7%
2-30 Days	50.3
31-60 Days	32.3
61-90 Days	10.8
Over 90 Days	7.3
Total	105.4%
Average days to maturity	35
Weighted average life	43

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

52

State Street Treasury Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 105.4%
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	$95,000,000	$94,999,974
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	25,030,000	25,029,991
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	3,410,000	3,409,998
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	354,357,000	354,356,754
U.S. Treasury Bill(a)	0.001%	01/08/2015	01/08/2015	137,491,000	137,490,973
U.S. Treasury Bill(a)	0.003%	01/08/2015	01/08/2015	100,000,000	99,999,951
U.S. Treasury Bill(a)	0.005%	01/08/2015	01/08/2015	80,000,000	79,999,922
U.S. Treasury Bill(a)	0.006%	01/08/2015	01/08/2015	150,000,000	149,999,825
U.S. Treasury Bill(a)	0.010%	01/08/2015	01/08/2015	130,000,000	129,999,747
U.S. Treasury Bill(a)	0.018%	01/08/2015	01/08/2015	372,000,000	371,998,734
U.S. Treasury Bill(a)	0.020%	01/08/2015	01/08/2015	233,000,000	232,999,094
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	19,411,000	19,410,770
U.S. Treasury Bill(a)	0.008%	01/15/2015	01/15/2015	557,000,000	556,998,375
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	294,000,000	293,998,857
U.S. Treasury Bill(a)	0.017%	01/15/2015	01/15/2015	100,000,000	99,999,319
U.S. Treasury Bill(a)	0.020%	01/15/2015	01/15/2015	409,000,000	408,996,819
U.S. Treasury Bill(a)	0.005%	01/22/2015	01/22/2015	250,000,000	249,999,271
U.S. Treasury Bill(a)	0.013%	01/22/2015	01/22/2015	250,000,000	249,998,177
U.S. Treasury Bill(a)	0.017%	01/22/2015	01/22/2015	125,000,000	124,998,724
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	701,000,000	700,991,822
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	200,000,000	199,993,000
U.S. Treasury Bill(a)	0.015%	01/29/2015	01/29/2015	450,000,000	449,994,938
U.S. Treasury Bill(a)	0.020%	01/29/2015	01/29/2015	400,000,000	399,993,778
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	200,000,000	199,990,667
U.S. Treasury Bill(a)	0.010%	02/05/2015	02/05/2015	115,000,000	114,998,882
U.S. Treasury Bill(a)	0.020%	02/05/2015	02/05/2015	600,000,000	599,988,333
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	200,000,000	199,990,083
U.S. Treasury Bill(a)	0.030%	02/12/2015	02/12/2015	600,000,000	599,979,000
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	100,000,000	99,994,458
U.S. Treasury Bill(a)	0.028%	02/19/2015	02/19/2015	639,000,000	638,976,082
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	138,000,000	137,990,139
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	87,000,000	86,993,487
U.S. Treasury Bill(a)	0.017%	02/26/2015	02/26/2015	625,000,000	624,982,986
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	200,000,000	199,985,222
U.S. Treasury Bill(a)	0.027%	03/05/2015	03/05/2015	155,000,000	154,992,676
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	200,000,000	199,982,500
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	105,000,000	104,990,302
U.S. Treasury Bill(a)	0.042%	03/19/2015	03/19/2015	100,000,000	99,990,910
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	150,000,000	149,985,241
U.S. Treasury Bill(a)	0.042%	03/26/2015	03/26/2015	200,000,000	199,980,167
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	100,000,000	99,990,521

See Notes to Financial Statements.

53

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	$375,000,000	$374,962,500
U.S. Treasury Bill(a)	0.045%	04/09/2015	04/09/2015	50,000,000	49,993,875
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	193,000,000	192,950,122
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	30,000,000	29,968,271
U.S. Treasury Note(a)	0.061%	03/31/2015	03/31/2015	200,000,000	200,092,556

TOTAL TREASURY DEBT					10,797,407,793

TOTAL INVESTMENTS(c)(d) – 105.4%					10,797,407,793
Liabilities in Excess of Other Assets – (5.4)%					(549,947,502)

NET ASSETS – 100.0%					$10,247,460,291

(a)	Rate represents annualized yield at date of purchase
(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).
(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

54

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Treasury Debt	77.6%
Treasury Repurchase Agreements	16.9
Assets in Excess of Other Liabilities	5.5
Total	100.0%

Maturity Ladder*	December 31, 2014
Overnight (1 Day)	26.9%
2-30 Days	38.7
31-60 Days	15.2
61-90 Days	8.1
Over 90 Days	5.6
Total	94.5%
Average days to maturity	24
Weighted average life	32

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

55

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 77.6%
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	$50,000,000	$49,999,986
U.S. Treasury Bill(a)	0.011%	01/02/2015	01/02/2015	25,000,000	24,999,992
U.S. Treasury Bill(a)	0.012%	01/02/2015	01/02/2015	50,000,000	49,999,983
U.S. Treasury Bill(a)	0.020%	01/02/2015	01/02/2015	25,000,000	24,999,986
U.S. Treasury Bill(a)	0.025%	01/02/2015	01/02/2015	25,000,000	24,999,983
U.S. Treasury Bill (a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,999,826
U.S. Treasury Bill(a)	0.017%	01/08/2015	01/08/2015	77,000,000	76,999,738
U.S. Treasury Bill (a)	0.020%	01/08/2015	01/08/2015	48,000,000	47,999,813
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	100,000,000	99,998,814
U.S. Treasury Bill(a)	0.007%	01/15/2015	01/15/2015	147,000,000	146,999,571
U.S. Treasury Bill(a)	0.010%	01/15/2015	01/15/2015	38,000,000	37,999,852
U.S. Treasury Bill(a)	0.020%	01/15/2015	01/15/2015	55,000,000	54,999,572
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	100,000,000	99,997,667
U.S. Treasury Bill(a)	0.020%	01/22/2015	01/22/2015	175,000,000	174,997,958
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	100,000,000	99,996,500
U.S. Treasury Bill(a)	0.020%	01/29/2015	01/29/2015	131,000,000	130,997,962
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	100,000,000	99,995,333
U.S. Treasury Bill(a)	0.020%	02/05/2015	02/05/2015	75,000,000	74,998,542
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	50,000,000	49,997,521
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	50,000,000	49,997,229
U.S. Treasury Bill(a)	0.028%	02/19/2015	02/19/2015	75,000,000	74,997,193
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	30,000,000	29,997,856
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	20,000,000	19,998,503
U.S. Treasury Bill(a)	0.017%	02/26/2015	02/26/2015	100,000,000	99,997,278
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	20,000,000	19,998,522
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	75,000,000	74,993,438
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	50,000,000	49,995,382
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	50,000,000	49,995,080
U.S. Treasury Bill(a)	0.042%	03/26/2015	03/26/2015	50,000,000	49,995,042
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,997,630
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	75,000,000	74,992,500
U.S. Treasury Note(b)	0.100%	01/01/2015	01/31/2016	47,500,000	47,487,736
U.S. Treasury Note(b)	0.108%	01/01/2015	10/31/2016	7,000,000	6,992,597

TOTAL TREASURY DEBT					2,145,414,585

TREASURY REPURCHASE AGREEMENTS – 16.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 2.250% – 2.625% due 11/15/2020 – 04/30/2021, valued at $204,000,087); expected proceeds $200,000,667	0.060%	01/02/2015	01/02/2015	200,000,000	200,000,000

See Notes to Financial Statements.

56

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.250% – 3.500% due 02/29/2016 – 05/15/2020, valued at $20,400,053); expected proceeds $20,000,056	0.050%	01/02/2015	01/02/2015	$20,000,000	$20,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by a U.S. Treasury Note, 1.000% due 09/15/2017, valued at $30,600,041); expected proceeds $30,000,083	0.050%	01/02/2015	01/02/2015	30,000,000	30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (by U.S. Treasury Inflation Bonds, 0.625% – 2.375% due 01/15/2027 – 02/15/2043, and a U.S. Treasury Note, 1.625% due 11/15/2022, valued at $130,560,043); expected proceeds $128,000,356	0.050%	01/02/2015	01/02/2015	128,000,000	128,000,000
Agreement with Societe Generale Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2014 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 01/15/2016 – 11/15/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2024, valued at $91,800,092); expected proceeds $90,000,350	0.070%	01/02/2015	01/02/2015	90,000,000	90,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					468,000,000

TOTAL INVESTMENTS(c)(d) – 94.5%					2,613,414,585
Assets in Excess of Other Liabilities – 5.5%					152,115,386

NET ASSETS – 100.0%					$2,765,529,971

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

57

State Street Master Funds

Statements of Assets and Liabilities

December 31, 2014

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$25,123,040,253	$253,241,729	$10,315,272,809	$10,797,407,793	$2,145,414,585
Repurchase Agreements, at market value and cost (Note 2)	15,895,000,000	–	2,141,000,000	–	468,000,000

Total Investments	41,018,040,253	253,241,729	12,456,272,809	10,797,407,793	2,613,414,585
Cash	–	–	752,711,211	276,103,845	227,408,183
Interest receivable	9,189,761	11,432	309,950	156,358	7,744
Prepaid expenses and other assets	68,570	15,761	28,896	32,012	18,599

Total assets	41,027,298,584	253,268,922	13,209,322,866	11,073,700,008	2,840,849,111

Liabilities
Investment securities purchased	–	–	–	824,957,438	74,992,500
Due to custodian	318,723,260	–	–	–	–
Management fee payable (Note 3)	3,141,229	19,560	1,094,453	953,270	215,960
Administration and custody fees payable (Note 3)	917,761	7,818	315,538	283,884	64,658
Professional fees payable	39,505	42,039	42,039	42,039	42,039
Accrued expenses and other liabilities	9,209	4,194	3,231	3,086	3,983

Total liabilities	322,830,964	73,611	1,455,261	826,239,717	75,319,140

Net Assets	$40,704,467,620	$253,195,311	$13,207,867,605	$10,247,460,291	$2,765,529,971

See Notes to Financial Statements.

58

State Street Master Funds

Statements of Operations

Year Ended December 31, 2014

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$76,635,514	$111,966	$8,111,110	$5,288,882	$1,338,376

Expenses
Management fees (Note 3)	19,958,835	142,719	5,464,519	5,865,639	1,308,611
Administration and custody fees (Note 3)	5,052,518	37,919	1,384,549	1,486,005	332,865
Trustees’ fees (Note 4)	726,374	15,002	174,472	233,559	47,767
Professional fees	166,651	59,486	85,730	93,057	66,712
Printing fees	14,349	4,570	4,571	4,571	4,571
Other expenses	176,390	50,990	104,706	111,525	85,247

Total expenses	26,095,117	310,686	7,218,547	7,794,356	1,845,773

Net Investment Income (Loss)	50,540,397	(198,720)	892,563	(2,505,474)	(507,397)

Realized Gain (Loss)
Net realized gain on investments	200,540	–	13,831	130,828	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,740,937	$(198,720)	$906,394	$(2,374,646)	$(507,397)

See Notes to Financial Statements.

59

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$50,540,397	$50,355,030	$(198,720)	$(118,693)
Net realized gain on investments	200,540	179,110	–	–

Net increase (decrease) in net assets from operations	50,740,937	50,534,140	(198,720)	(118,693)

Capital Transactions:
Contributions	76,110,543,297	65,248,452,641	966,996,003	1,034,388,036
Withdrawals	(69,510,120,416)	(58,754,444,878)	(1,021,632,232)	(1,234,759,623)

Net increase (decrease) in net assets from capital transactions	6,600,422,881	6,494,007,763	(54,636,229)	(200,371,587)

Net Increase (Decrease) in Net Assets	6,651,163,818	6,544,541,903	(54,834,949)	(200,490,280)
Net Assets
Beginning of year	34,053,303,802	27,508,761,899	308,030,260	508,520,540

End of year	$40,704,467,620	$34,053,303,802	$253,195,311	$308,030,260

See Notes to Financial Statements.

60

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$892,563	$2,961,527	$(2,505,474)	$268,931
Net realized gain on investments	13,831	–	130,828	34,160

Net increase (decrease) in net assets from operations	906,394	2,961,527	(2,374,646)	303,091

Capital Transactions:
Contributions	29,375,563,089	23,862,095,303	27,518,525,235	29,957,818,460
Withdrawals	(24,881,521,721)	(23,773,323,291)	(31,826,712,166)	(28,112,159,319)

Net increase (decrease) in net assets from capital transactions	4,494,041,368	88,772,012	(4,308,186,931)	1,845,659,141

Net Increase (Decrease) in Net Assets	4,494,947,762	91,733,539	(4,310,561,577)	1,845,962,232
Net Assets
Beginning of year	8,712,919,843	8,621,186,304	14,558,021,868	12,712,059,636

End of year	$13,207,867,605	$8,712,919,843	$10,247,460,291	$14,558,021,868

See Notes to Financial Statements.

61

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(507,397)	$26,184
Net realized gain on investments	–	(1,536)

Net increase (decrease) in net assets from operations	(507,397)	24,648

Capital Transactions:
Contributions	12,046,302,272	9,982,616,922
Withdrawals	(12,033,281,777)	(9,528,165,497)

Net increase (decrease) in net assets from capital transactions	13,020,495	454,451,425

Net increase (decrease) in net assets	12,513,098	454,476,073
Net Assets
Beginning of year	2,753,016,873	2,298,540,800

End of year	$2,765,529,971	$2,753,016,873

See Notes to Financial Statements.

62

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets				Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses	Net Investment Income
Money Market Portfolio
2014	0.13%		0.07%	0.07%	0.13%		$40,704,468
2013	0.15%		0.06%	0.06%	0.15%		$34,053,304
2012	0.26%		0.06%	0.06%	0.25%		$27,508,762
2011	0.20%		0.07%	0.07%	0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%	0.20%		$26,503,826
Tax Free Money Market Portfolio
2014	(0.07)%		0.11%	0.11%	(0.07)%		$253,195
2013	(0.03)%		0.11%	0.11%	(0.04)%		$308,030
2012	0.01%		0.11%	0.11%	0.01%		$508,521
2011	0.04%		0.11%	0.11%	0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%	0.11%		$405,328
U.S. Government Money Market Portfolio
2014	0.01%		0.07%	0.07%	0.01%		$13,207,868
2013	0.03%		0.07%	0.07%	0.03%		$8,712,920
2012	0.08%		0.07%	0.07%	0.08%		$8,621,186
2011	0.04%		0.07%	0.07%	0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%	0.08%		$4,910,900
Treasury Money Market Portfolio
2014	(0.02)%		0.07%	0.07%	(0.02)%		$10,247,460
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$14,558,022
2012	0.02%		0.07%	0.07%	0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%	(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%	0.01%		$3,656,739
Treasury Plus Money Market Portfolio
2014	(0.02)%		0.07%	0.07%	(0.02)%		$2,765,530
2013	0.00	%(c)	0.07%	0.07%	0.00	%(c)	$2,753,017
2012	0.06%		0.08%	0.08%	0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%	(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%	0.03%		$933,748

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

See Notes to Financial Statements.

63

State Street Master Funds

Notes to Financial Statements

December 31, 2014

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2014, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

64

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

Portfolio Name	Investment Objective
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Recent Regulatory Action

On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolios’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

65

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolio’s investments). The valuation of fixed income securities held by the Portfolios are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$61,856,729	$–	$–	$–
Level 2 – Other Significant Observable Inputs	41,018,040,253	191,385,000	12,456,272,809	10,797,407,793	2,613,414,585
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$41,018,040,253	$253,241,729	$12,456,272,809	$10,797,407,793	$2,613,414,585

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

66

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the year ended December 31, 2014, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2014, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2014, tax years 2012 through 2014 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly

67

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2014

attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of Master and stand-alone funds to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Master and stand-alone funds.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

68

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2015

69

State Street Master Funds

General Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.70	$0.35

Tax Free Money Market Portfolio	$1,000.00	$999.60	$0.60

U.S. Government Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Money Market Portfolio	$1,000.00	$999.80	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$999.90	$0.35

70

State Street Master Funds

General Information — (continued)

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Tax Free Money Market Portfolio	$1,000.00	$1,024.60	$0.61

U.S. Government Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended December 31, 2014 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.12%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

71

State Street Master Funds

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 –Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 –2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

72

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

73

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002-2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

74

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

75

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-14270

Annual Report

31 December 2014

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Equity 500 Index Fund (Unaudited)

Administrative Shares

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2014

	Total Return One Year Ended December 31, 2014	Total Return Average Annual Five Years Ended December 31, 2014	Total Return Average Annual Ten Years Ended December 31, 2014

State Street Equity 500 Index Fund Administrative Shares	13.41%	15.17%	7.47%

State Street Equity 500 Index Fund Service Shares	13.24%	15.05%	7.36%

State Street Equity 500 Index Fund R Shares(b)	12.91%	14.66%	6.98%

State Street Equity 500 Index Fund Class A(c)	13.07%	14.86%	7.19%

State Street Equity 500 Index Fund Class I(d)	13.34%	15.14%	7.45%

State Street Equity 500 Index Fund Class K(e)	13.41%	15.17%	7.47%

S&P 500® Index(f)	13.68%	15.45%	7.67%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

2

(b)

NAV performance shown for the periods prior to the inception of Class R shares on June 7, 2005 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class R shares, including applicable 12b-1 fees.

(c)

NAV performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees.

(d)

NAV performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, including applicable 12b-1 fees.

(e)

NAV performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.

(f)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500® Index.

3

State Street Equity 500 Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index. The Fund invested in S&P 500 futures contracts to equitize the small amount of cash in the portfolio during the Reporting Period. Futures performance did not have a material impact on portfolio performance.

For the 12-month period ended December 31, 2014 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was 13.41%, and the total return for the Index was 13.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund and slight variations between the Fund’s holdings and the Index’s constituents contributed to the difference between the Fund’s performance and that of the Index.

The opening quarter of 2014 offered investors plenty of worthwhile return opportunities, but progress was not without pitfalls, and the best results arrived in unlikely corners of the marketplace. A disappointing January brought a number of chillier reports on global economic activity, and the first month of 2014 ended with US stocks hesitating near two-month lows. A weak manufacturing reading in early February served to unnerve investors further, driving averages of larger US equities to the worst levels since late October. But Janet Yellen, newly installed head of the US Federal Reserve, came across as thoroughgoing and confident in her first opportunity to provide formal testimony before Congress. With policy continuity assured, investors used the remainder of February to lift the Index back up and over the record levels at which it had traded near the end of 2013. Although performance of banking names faltered later in March when Citigroup emerged as a prominent failure in Federal Reserve stress tests, prospects for additional share offerings linked to internet and biotechnology themes had already made investors wary of excess equity supply in firms with rapid growth characteristics.

After an initial lift as the second quarter got underway, equities worldwide began once again to struggle with the possibility that growth in 2014 might not evolve as robustly as anticipated. The International Monetary Fund (IMF) contributed further to the uncertainty when it released its updated economic outlook. With interest rates potentially lower for longer than many market participants anticipate and net profit margins on large-cap stocks at 20 year highs, it’s no wonder the equity markets continue to hit record highs. Valuations continued to look attractive especially compared to 10-year interest rates. There was concern, though, amongst investors that the low level of volatility was creating complacency amongst equity owners which would spell trouble for the next correction. However, given the attractive valuations and very few other compelling alternatives, many investors were perhaps begrudgingly adding to their equities. For the quarter, the Index was up 5.22%

Positive earnings news from the US provided some relief from the gloom in the third quarter, as did comments from Fed Chair, Janet Yellen, in testimony before the US Senate. However, July ended with a decided thud, as the market had its biggest down day since February with the Index down 2% on the last day of trading. Equity markets stumbled in September as the Index was down 1.40%

The fourth quarter began as the third quarter ended with stocks sliding and bond markets rallying. The IMF cut its global growth forecasts and interest rates moved lower. US banks began reporting better

4

State Street Equity 500 Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

than expected earnings which helped turn the equity rout around. Fed Vice-Chair Stanley Fischer helped improve sentiment when he said, “If foreign growth is weaker than anticipated, the consequences for the US economy could lead the Fed to remove accommodation more slowly than otherwise.” The Index began a dramatic rally and closed out the second half of October with a rise of 8.1% to end the month up 2.44%. The Index was up 2.69% in November which is similar to October’s gain, but the returns for the month were achieved on a much smoother glide upwards than October’s precipitous decline and meteoric rise. December posted a return that was relatively flat, leaving the Fund with a year-to-date return of over 13% for 2014.

On an individual security level, the top positive contributors to the Fund’s performance were: Apple, Inc., Microsoft Corporation and Berkshire Hathaway, Inc. Class B.

The top negative contributors to the Fund’s performance were: Amazon.com, Inc., Exxon Mobil Corp. and International Business Machines Corp.

5

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

December 31, 2014

Assets
Investment in State Street Equity 500 Index II Portfolio (39,413,986 shares), at market value (identified cost $394,674,475)	$415,873,125
Receivable for Fund shares sold	1,128,923
Receivable from Adviser (Note 4)	271,086

Total assets	417,273,134

Liabilities
Payable for investments purchased	1,038,987
Payable for Fund shares repurchased	86,186
Distribution fees payable (Note 4)	82,634
Management fees payable (Note 4)	31,235
Administration fees payable (Note 4)	28,948
Insurance expense payable	11,303
Custody and accounting fees payable	4,902
Registration and filing fees payable	46,479
Professional fees payable	23,868
Transfer agent fees payable	12,385
Sub-transfer agent fee payable (Note 4)	58
Miscellaneous fees payable	13,064

Total liabilities	1,380,049

Net Assets	$415,893,085

Net Assets Consist of:
Paid-in capital	$399,689,992
Accumulated net realized loss	(4,995,557)
Net unrealized appreciation on investments	21,198,650

Net Assets	$415,893,085

See Notes to Financial Statements.

6

State Street Equity 500 Index Fund

Statement of Assets and Liabilities — (continued)

December 31, 2014

Net Assets
Administrative Shares	$248,180,433

Service Shares	$126,411,810

Class R	$41,148,459

Class A	$50,794

Class K	$50,795

Class I	$50,794

Shares of Beneficial Interest Outstanding
Administrative Shares	14,372,374

Service Shares	7,328,201

Class R	2,384,519

Class A	2,941

Class K	2,941

Class I	2,941

Offering, Net Asset Value, and Redemption Price Per Share
Administrative Shares	$17.27

Service Shares	$17.25

Class R	$17.26

Class K	$17.27

Class I	$17.27

Net Asset Value and Redemption Price Per Share
Class A	$17.27

Maximum Sales Charge
Class A	5.25%

Maximum Offering Price Per Share
Class A	$18.23

See Notes to Financial Statements.

7

State Street Equity 500 Index Fund

Statement of Operations

Year Ended December 31, 2014*

Income
Dividend income allocated from the former Master Portfolio** (Note 2)	$4,567,722
Interest income allocated from the former Master Portfolio** (Note 2)	3,362
Expenses allocated from the former Master Portfolio** (Note 2)	(103,754)
Dividend income from affiliated issuer	3,263,757

7,731,087

Expenses
Management fees (Note 4)	31,235
Administration fees (Note 4)	193,382
Custody and accounting fees (Note 4)	4,902
Sub-transfer agent fee (Note 4)
Class A	29
Class I	29
Distribution fees (Note 4)
Administrative Shares	353,830
Service Shares	286,261
Class R	217,989
Class A	36
Registration and filing fees	108,912
Professional fees	25,296
Transfer agent fees (Note 4)	46,470
Insurance expense	11,303
Printing fees	56,585
Miscellaneous fees	2,000

Total expenses	1,338,259
Less: Expenses reimbursed by the Adviser (Note 4)	(271,086)

Net expenses	1,067,173

Net Investment Income	6,663,914

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – allocated from the former Master Portfolio**	922,268
Futures – allocated from the former Master Portfolio**	682,158
Investments in affiliated issuer	311,768
Capital gains distributions from affiliated issuer	2,956,218

4,872,412

Change in net unrealized appreciation (depreciation) on:
Investments – allocated from the former Master Portfolio**	15,986,809
Futures – allocated from the former Master Portfolio**	(321,596)
Investments in affiliated issuer	21,287,139

36,952,352

Net realized and unrealized gain	41,824,764

Net Increase in Net Assets Resulting from Operations	$48,488,678

*	Effective August 11, 2014, the Fund invests substantially all of its investable assets in State Street Equity 500 Index II Portfolio (Note 1).

**	State Street Equity 500 Index Portfolio

See Notes to Financial Statements.

8

State Street Equity 500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2014*	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$6,663,914	$6,033,399
Net realized gain (loss) on investments and futures	4,872,412	3,768,702
Change in net unrealized appreciation on investments and futures	36,952,352	83,670,839

Net increase in net assets from operations	48,488,678	93,472,940

Distributions to Shareholders from:
Net investment income
Administrative Shares	(4,368,794)	(3,753,200)
Service Shares	(2,087,460)	(1,891,555)
Class R	(543,044)	(386,402)
Class A	(853)	–
Class K	(920)	–
Class I	(890)	–

Total distributions	(7,001,961)	(6,031,157)

Net Increase (Decrease) from Fund Share Transactions:
Administrative Shares
Shares sold	24,425,275	12,756,678
Reinvestment of distributions	4,368,794	3,753,200
Shares redeemed	(36,318,004)	(25,196,235)

Net increase (decrease) from Fund share transactions	(7,523,935)	(8,686,357)

Service Shares
Shares sold	21,364,651	45,516,297
Reinvestment of distribution	2,087,460	1,891,555
Shares redeemed	(34,078,747)	(38,161,275)

Net increase (decrease) from Fund share transactions	(10,626,636)	9,246,577

Class R
Shares sold	8,619,272	8,134,393
Reinvestment of distributions	543,044	386,402
Shares redeemed	(4,524,963)	(5,041,155)

Net increase (decrease) from Fund share transactions	4,637,353	3,479,640

Class A
Shares sold	50,000	–

Class K
Shares sold	50,000	–

Class I
Shares sold	50,000	–

Net Increase in Net Assets	28,123,499	91,481,643
Net Assets
Beginning of year	387,769,586	296,287,943

End of year	$415,893,085	$387,769,586

Undistributed net investment income	$–	$218,696

See Notes to Financial Statements.

9

State Street Equity 500 Index Fund

Statement of Changes in Net Assets — (continued)

	Year Ended December 31, 2014*	Year Ended December 31, 2013
Changes in Shares:
Administrative Shares
Shares sold	1,493,957	920,980
Reinvestment of distributions	250,217	243,083
Shares redeemed	(2,229,714)	(1,883,503)

Net increase (decrease) in shares	(485,540)	(719,440)

Service Shares
Shares sold	1,305,903	3,342,278
Reinvestment of distributions	119,694	122,589
Shares redeemed	(2,161,357)	(2,816,214)

Net increase (decrease) in shares	(735,760)	648,653

Class R Shares
Shares sold	529,045	593,140
Reinvestment of distributions	31,120	25,026
Shares redeemed	(276,992)	(357,436)

Net increase (decrease) in shares	283,173	260,730

Class A
Shares sold	2,941	–

Class K
Shares sold	2,941	–

Class I
Shares sold	2,941	–

*	Effective August 11, 2014, the Fund invests substantially all of its investable assets in State Street Equity 500 Index II Portfolio (Note 1).

See Notes to Financial Statements.

10

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$15.50		$11.94		$10.51		$10.52		$9.31

Investment Operations:
Net investment income(b)	0.29		0.26		0.24		0.20		0.17
Net realized and unrealized gain (loss) on investments	1.79		3.56		1.42		(0.01)		1.21

Total from investment operations	2.08		3.82		1.66		0.19		1.38

Less Distributions From:
Net investment income	(0.31)		(0.26)		(0.23)		(0.20)		(0.17)

Net increase (decrease) in net assets	1.77		3.56		1.43		(0.01)		1.21

Net Asset Value, End of Year	$17.27		$15.50		$11.94		$10.51		$10.52

Total Return(c)	13.41%		31.97%		15.84%		1.79%		14.81%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$248,180		$230,330		$185,918		$161,813		$165,883
Ratios to average net assets:(a)
Gross expenses	0.300	%(f)	0.245%		0.245%		0.245%		0.245%
Net expenses	0.231	%(f)	0.245%		0.245%		0.245%		0.245%
Net investment income	1.78%		1.84%		2.06%		1.83%		1.79%
Portfolio turnover rate	4	%(d)	4	%(e)	9	%(e)	15	%(e)	12	%(e)

(a)	Prior to August 11, 2014, the per share amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(f)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

See Notes to Financial Statements.

11

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$15.49		$11.92		$10.50		$10.51		$9.30

Investment Operations:
Net investment income(b)	0.28		0.24		0.23		0.19		0.16
Net realized and unrealized gain (loss) on investments	1.77		3.57		1.41		(0.01)		1.21

Total from investment operations	2.05		3.81		1.64		0.18		1.37

Less Distributions From:
Net investment income	(0.29)		(0.24)		(0.22)		(0.19)		(0.16)

Net increase (decrease) in net assets	1.76		3.57		1.42		(0.01)		1.21

Net Asset Value, End of Year	$17.25		$15.49		$11.92		$10.50		$10.51

Total Return(c)	13.24%		31.97%		15.64%		1.69%		14.71%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$126,412		$124,885		$88,416		$77,600		$78,203
Ratios to average net assets:
Gross expenses	0.401	%(f)	0.345%		0.345%		0.345%		0.345%
Net expenses	0.331	%(f)	0.345%		0.345%		0.345%		0.345%
Net investment income	1.73%		1.74%		1.96%		1.74%		1.69%
Portfolio turnover rate	4	%(d)	4	%(e)	9	%(e)	15	%(e)	12	%(e)

(a)	Prior to August 11, 2014, the per share amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(f)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

See Notes to Financial Statements.

12

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$15.49		$11.93		$10.51		$10.51		$9.30

Investment Operations:
Net investment income(b)	0.22		0.19		0.19		0.15		0.13
Net realized and unrealized gain on investments	1.78		3.56		1.41		–		1.20

Total from investment operations	2.00		3.75		1.60		0.15		1.33

Less Distributions From:
Net investment income	(0.23)		(0.19)		(0.18)		(0.15)		(0.12)

Net increase in net assets	1.77		3.56		1.42		0.00		1.21

Net Asset Value, End of Year	$17.26		$15.49		$11.93		$10.51		$10.51

Total Return(c)	12.91%		31.40%		15.22%		1.42%		14.31%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$41,148		$32,555		$21,954		$16,363		$13,862
Ratios to average net assets:(a)
Gross expenses	0.754	%(f)	0.695%		0.695%		0.695%		0.695%
Net expenses	0.680	%(f)	0.695%		0.695%		0.695%		0.695%
Net investment income	1.37%		1.40%		1.62%		1.40%		1.35%
Portfolio turnover rate	4	%(d)	4	%(e)	9	%(e)	15	%(e)	12	%(e)

(a)	Prior to August 11, 2014, the per share amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(f)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

See Notes to Financial Statements.

13

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$17.00

Investment Operations:
Net investment income(b)	0.11
Net realized and unrealized gain on investments	0.45

Total from investment operations	0.56

Less Distributions From:
Net investment income	(0.29)

Net increase in net assets	0.27

Net Asset Value, End of Year	$17.27

Total Return(c)	3.28%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$51
Ratios to average net assets:
Gross expenses(f)	0.700	%*
Net expenses(f)	0.507	%*
Net investment income	2.32	%*
Portfolio turnover rate(d)(e)	4%

(a)	The Fund’s Class A Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Not annualized.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

*	Annualized.

See Notes to Financial Statements.

14

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout the period is presented below:

	Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$17.00

Investment Operations:
Net investment income(b)	0.14
Net realized and unrealized gain on investments	0.44

Total from investment operations	0.58

Less Distributions From:
Net investment income	(0.31)

Net increase in net assets	0.27

Net Asset Value, End of Year	$17.27

Total Return(c)	3.41%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$51
Ratios to average net assets:
Gross expenses(f)	0.272	%*
Net expenses(f)	0.057	%*
Net investment income	2.78	%*
Portfolio turnover rate(d)(e)	4%

(a)	The Fund’s Class K Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Not annualized.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

*	Annualized.

See Notes to Financial Statements.

15

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$17.00

Investment Operations:
Net investment income(b)	0.13
Net realized and unrealized gain on investments	0.44

Total from investment operations	0.57

Less Distributions From:
Net investment income	(0.30)

Net increase in net assets	0.27

Net Asset Value, End of Year	$17.27

Total Return(c)	3.35%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$51
Ratios to average net assets:
Gross expenses(f)	0.450	%*
Net expenses(f)	0.258	%*
Net investment income	2.57	%*
Portfolio turnover rate(d)(e)	4%

(a)	The Fund’s Class I Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(e)	Not annualized.

(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

*	Annualized.

See Notes to Financial Statements.

16

State Street Equity 500 Index II Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Common Stocks	97.3%
Money Market Funds	2.4
Other Assets in Excess of Liabilities	0.3
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2014
Information Technology	19.2%
Financials	16.2
Health Care	13.9
Consumer Discretionary	11.8
Industrials	10.1
Total	71.2%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

17

State Street Equity 500 Index II Portfolio

Portfolio of Investments

December 31, 2014

	Shares	Value
COMMON STOCKS – 97.3%
Consumer Discretionary – 11.8%
Amazon.com, Inc.(a)	8,690	$2,696,941
AutoNation, Inc.(a)	1,894	114,417
AutoZone, Inc.(a)	776	480,429
Bed Bath & Beyond, Inc.(a)	4,415	336,291
Best Buy Co., Inc.	6,406	249,706
BorgWarner, Inc.	4,977	273,486
Cablevision Systems Corp.	4,788	98,824
CarMax, Inc.(a)	5,003	333,100
Carnival Corp.	10,201	462,411
CBS Corp. Class B	10,742	594,462
Chipotle Mexican Grill, Inc.(a)	686	469,574
Coach, Inc.	6,028	226,412
Comcast Corp. Class A	58,883	3,415,803
D.R. Horton, Inc.	7,797	197,186
Darden Restaurants, Inc.	2,771	162,464
Delphi Automotive PLC	6,819	495,878
DIRECTV(a)	11,402	988,553
Discovery Communications, Inc. Class A(a)	3,303	113,788
Discovery Communications, Inc. Class C(a)	6,003	202,421
Dollar General Corp.(a)	7,013	495,819
Dollar Tree, Inc.(a)	4,707	331,279
Expedia, Inc.	2,334	199,230
Family Dollar Stores, Inc.	2,093	165,787
Ford Motor Co.	88,638	1,373,889
Fossil Group, Inc.(a)	983	108,857
GameStop Corp. Class A	2,622	88,624
Gannett Co., Inc.	5,322	169,931
Gap, Inc.	5,934	249,881
Garmin Ltd.	2,640	139,471
General Motors Co.	30,723	1,072,540
Genuine Parts Co.	3,389	361,166
Goodyear Tire & Rubber Co.	6,344	181,248
H&R Block, Inc.	5,864	197,500
Harley-Davidson, Inc.	4,816	317,423
Harman International Industries, Inc.	1,616	172,443
Hasbro, Inc.	2,397	131,811
Home Depot, Inc.	30,102	3,159,807
Interpublic Group of Cos., Inc.	9,666	200,763
Johnson Controls, Inc.	14,980	724,133
Kohl’s Corp.	4,645	283,531
L Brands, Inc.	5,721	495,153
Leggett & Platt, Inc.	3,254	138,653
Lennar Corp. Class A	4,106	183,990
Lowe’s Cos., Inc.	22,350	1,537,680
Macy’s, Inc.	7,762	510,351
Marriott International, Inc. Class A	4,753	370,877
Mattel, Inc.	7,433	230,014
McDonald’s Corp.	22,310	2,090,447
Michael Kors Holdings, Ltd.(a)	4,514	339,001
Mohawk Industries, Inc.(a)	1,331	206,784
Netflix, Inc.(a)	1,372	468,689
Newell Rubbermaid, Inc.	5,842	222,522
News Corp. Class A(a)	10,788	169,264
NIKE, Inc. Class B	16,053	1,543,496
Nordstrom, Inc.	3,177	252,222
O’Reilly Automotive, Inc.(a)	2,280	439,174
Omnicom Group, Inc.	5,691	440,882
PetSmart, Inc.	2,327	189,173
Priceline Group, Inc.(a)	1,182	1,347,728
PulteGroup, Inc.	7,362	157,989
PVH Corp.	1,749	224,169
Ralph Lauren Corp.	1,479	273,852
Ross Stores, Inc.	4,628	436,235
Royal Caribbean Cruises, Ltd.	3,700	304,991
Scripps Networks Interactive, Inc. Class A	2,372	178,540
Staples, Inc.	14,799	268,158
Starbucks Corp.	16,815	1,379,671
Starwood Hotels & Resorts Worldwide, Inc.	4,203	340,737
Target Corp.	14,272	1,083,387
Tiffany & Co.	2,499	267,043
Time Warner Cable, Inc.	6,497	987,934
Time Warner, Inc.	19,311	1,649,546
TJX Cos., Inc.	15,737	1,079,243
Tractor Supply Co.	3,026	238,509
TripAdvisor, Inc.(a)	2,442	182,320
Twenty-First Century Fox, Inc.	42,600	1,636,053
Under Armour, Inc. Class A(a)	3,924	266,440
Urban Outfitters, Inc.(a)	2,461	86,455
V.F. Corp.	7,744	580,026
Viacom, Inc. Class B	8,381	630,670
Walt Disney Co.	35,652	3,358,062
Whirlpool Corp.	1,702	329,745
Wyndham Worldwide Corp.	2,753	236,097
Wynn Resorts, Ltd.	1,841	273,867
Yum! Brands, Inc.	9,902	721,361

		50,384,479

Consumer Staples – 9.5%
Altria Group, Inc.	45,329	2,233,360
Archer-Daniels-Midland Co.	14,432	750,464
Avon Products, Inc.	9,102	85,468
Brown-Forman Corp. Class B	3,521	309,285
Campbell Soup Co.	3,882	170,808
Clorox Co.	2,764	288,036
Coca-Cola Co.	90,100	3,804,022
Coca-Cola Enterprises, Inc.	4,988	220,569
Colgate-Palmolive Co.	19,723	1,364,634
ConAgra Foods, Inc.	9,224	334,647
Constellation Brands, Inc. Class A(a)	3,850	377,954
Costco Wholesale Corp.	9,855	1,396,946
CVS Health Corp.	25,905	2,494,910
Dr. Pepper Snapple Group, Inc.	4,397	315,177
Estee Lauder Cos., Inc. Class A	4,941	376,504
General Mills, Inc.	14,042	748,860
Hershey Co.	3,267	339,539
Hormel Foods Corp.	2,851	148,537
J.M. Smucker Co.	2,305	232,759
Kellogg Co.	5,628	368,296
Keurig Green Mountain, Inc.	2,711	358,923
Kimberly-Clark Corp.	8,527	985,210
Kraft Foods Group, Inc.	13,618	853,304
Kroger Co.	11,421	733,342
Lorillard, Inc.	7,955	500,688
McCormick & Co., Inc.	2,792	207,446
Mead Johnson Nutrition Co.	4,450	447,403
Molson Coors Brewing Co. Class B	3,653	272,222
Mondelez International, Inc. Class A	37,815	1,373,630
Monster Beverage Corp.(a)	3,353	363,298

See Notes to Financial Statements.

18

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
PepsiCo, Inc.	34,216	$3,235,465
Philip Morris International, Inc.	35,512	2,892,452
Procter & Gamble Co.	61,658	5,616,427
Reynolds American, Inc.	7,004	450,147
Safeway, Inc.	4,999	175,565
Sysco Corp.	13,774	546,690
Tyson Foods, Inc. Class A	6,744	270,367
Wal-Mart Stores, Inc.	36,103	3,100,526
Walgreens Boots Alliance, Inc.	19,705	1,501,521
Whole Foods Market, Inc.	8,079	407,343

		40,652,744

Energy – 8.2%
Anadarko Petroleum Corp.	11,382	939,015
Apache Corp.	8,755	548,676
Baker Hughes, Inc.	9,679	542,702
Cabot Oil & Gas Corp.	9,078	268,800
Cameron International Corp.(a)	4,533	226,423
Chesapeake Energy Corp.	11,188	218,949
Chevron Corp.	43,112	4,836,304
Cimarex Energy Co.	1,858	196,948
ConocoPhillips	28,227	1,949,357
Consol Energy, Inc.	5,000	169,050
Denbury Resources, Inc.	8,271	67,243
Devon Energy Corp.	8,601	526,467
Diamond Offshore Drilling, Inc.	1,546	56,754
Ensco PLC Class A	5,111	153,074
EOG Resources, Inc.	12,271	1,129,791
EQT Corp.	3,457	261,695
ExxonMobil Corp.	96,475	8,919,114
FMC Technologies, Inc.(a)	5,191	243,146
Halliburton Co.	19,067	749,905
Helmerich & Payne, Inc.	2,326	156,819
Hess Corp.	5,757	424,982
Kinder Morgan, Inc.	39,050	1,652,205
Marathon Oil Corp.	14,888	421,182
Marathon Petroleum Corp.	6,387	576,491
Murphy Oil Corp.	3,879	195,967
Nabors Industries, Ltd.	6,784	88,056
National Oilwell Varco, Inc.	9,516	623,583
Newfield Exploration Co.(a)	3,215	87,191
Noble Corp. PLC	5,904	97,829
Noble Energy, Inc.	8,325	394,855
Occidental Petroleum Corp.	17,809	1,435,583
ONEOK, Inc.	4,496	223,856
Phillips 66	12,873	922,994
Pioneer Natural Resources Co.	3,476	517,403
QEP Resources, Inc.	3,645	73,702
Range Resources Corp.	3,859	206,264
Schlumberger, Ltd.	29,486	2,518,399
Southwestern Energy Co.(a)	8,056	219,848
Spectra Energy Corp.	15,357	557,459
Tesoro Corp.	3,016	224,240
Transocean, Ltd.	7,410	135,825
Valero Energy Corp.	11,823	585,238
Williams Cos., Inc. (The)	15,358	690,189

		35,033,573

Financials – 16.2%
ACE, Ltd.	7,433	853,903
Affiliated Managers Group, Inc.(a)	1,224	259,782
Aflac, Inc.	10,153	620,247
Allstate Corp.	9,739	684,165
American Express Co.	20,112	1,871,220
American International Group, Inc.	32,101	1,797,977
American Tower Corp. REIT	8,918	881,544
Ameriprise Financial, Inc.	4,344	574,494
Aon PLC	6,465	613,076
Apartment Investment & Management Co. Class A REIT	3,087	114,682
Assurant, Inc.	1,685	115,305
AvalonBay Communities, Inc. REIT	2,969	485,105
Bank of America Corp.	240,205	4,297,267
Bank of New York Mellon Corp.	25,994	1,054,577
BB&T Corp.	16,231	631,224
Berkshire Hathaway, Inc. Class B(a)	41,584	6,243,838
BlackRock, Inc.	2,916	1,042,645
Boston Properties, Inc. REIT	3,346	430,597
Capital One Financial Corp.	12,895	1,064,482
CBRE Group, Inc.(a)	6,167	211,220
Charles Schwab Corp.	26,204	791,099
Chubb Corp.	5,479	566,912
Cincinnati Financial Corp.	3,109	161,139
Citigroup, Inc.	69,227	3,745,873
CME Group, Inc.	7,363	652,730
Comerica, Inc.	4,027	188,625
Crown Castle International Corp. REIT	7,358	579,075
Discover Financial Services	10,628	696,028
E*TRADE Financial Corp.(a)	6,042	146,549
Equity Residential REIT	8,219	590,453
Essex Property Trust, Inc. REIT	1,445	298,537
Fifth Third Bancorp	19,362	394,501
Franklin Resources, Inc.	8,689	481,110
General Growth Properties, Inc. REIT	13,858	389,825
Genworth Financial, Inc. Class A(a)	11,062	94,027
Goldman Sachs Group, Inc.	9,346	1,811,535
Hartford Financial Services Group, Inc.	9,967	415,524
HCP, Inc. REIT	10,423	458,925
Health Care REIT, Inc.	7,319	553,829
Host Hotels & Resorts, Inc. REIT	16,562	393,679
Hudson City Bancorp, Inc.	10,316	104,398
Huntington Bancshares, Inc.	19,091	200,837
Intercontinental Exchange, Inc.	2,537	556,339
Invesco Ltd.	9,711	383,779
Iron Mountain, Inc. REIT	3,881	150,039
J.P. Morgan Chase & Co.	85,343	5,340,765
KeyCorp	19,996	277,944
Kimco Realty Corp. REIT	8,953	225,078
Legg Mason, Inc.	2,427	129,529
Leucadia National Corp.	7,427	166,513
Lincoln National Corp.	5,782	333,448
Loews Corp.	6,619	278,130
M&T Bank Corp.	3,003	377,237
Marsh & McLennan Cos., Inc.	12,019	687,968
McGraw Hill Financial, Inc.	5,968	531,033
MetLife, Inc.	26,170	1,415,535
Moody’s Corp.	4,232	405,468
Morgan Stanley	35,175	1,364,790
NASDAQ OMX Group, Inc.	2,475	118,701
Navient Corp.	9,313	201,254

See Notes to Financial Statements.

19

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Northern Trust Corp.	4,896	$329,990
People’s United Financial, Inc.	7,666	116,370
Plum Creek Timber Co., Inc. REIT	4,225	180,788
PNC Financial Services Group, Inc.	12,175	1,110,725
Principal Financial Group, Inc.	6,265	325,404
Progressive Corp.	11,849	319,804
ProLogis, Inc. REIT	10,952	471,265
Prudential Financial, Inc.	10,302	931,919
Public Storage, Inc. REIT	3,235	597,990
Regions Financial Corp.	30,446	321,510
Simon Property Group, Inc. REIT	6,980	1,271,128
State Street Corp.(c)	9,678	759,723
SunTrust Banks, Inc.	11,636	487,548
T. Rowe Price Group, Inc.	5,955	511,296
The Macerich Co. REIT	3,255	271,499
Torchmark Corp.	3,012	163,160
Travelers Cos., Inc.	7,506	794,510
U.S. Bancorp	41,122	1,848,434
Unum Group	5,505	192,014
Ventas, Inc. REIT	6,697	480,175
Vornado Realty Trust REIT	3,968	467,073
Wells Fargo & Co.	107,703	5,904,278
Weyerhaeuser Co. REIT	11,667	418,729
XL Group PLC	6,048	207,870
Zions Bancorporation	4,095	116,748

		69,106,060

Health Care – 13.9%
Abbott Laboratories	34,647	1,559,808
AbbVie, Inc.	36,543	2,391,374
Actavis PLC(a)	6,116	1,574,320
Aetna, Inc.	8,144	723,432
Agilent Technologies, Inc.	7,393	302,669
Alexion Pharmaceuticals, Inc.(a)	4,473	827,639
Allergan, Inc.	6,878	1,462,194
AmerisourceBergen Corp.	4,734	426,817
Amgen, Inc.	17,454	2,780,248
Anthem, Inc.	6,219	781,542
Baxter International, Inc.	12,216	895,311
Becton Dickinson and Co.	4,405	613,000
Biogen Idec, Inc.(a)	5,384	1,827,599
Boston Scientific Corp.(a)	29,457	390,305
Bristol-Myers Squibb Co.	38,004	2,243,376
C.R. Bard, Inc.	1,735	289,086
Cardinal Health, Inc.	7,433	600,066
CareFusion Corp.(a)	4,556	270,353
Celgene Corp.(a)	18,271	2,043,794
Cerner Corp.(a)	6,737	435,614
CIGNA Corp.	5,885	605,625
Covidien PLC	10,487	1,072,610
DaVita HealthCare Partners, Inc.(a)	3,828	289,933
DENTSPLY International, Inc.	3,134	166,948
Edwards Lifesciences Corp.(a)	2,455	312,718
Eli Lilly & Co.	22,518	1,553,517
Express Scripts Holding Co.(a)	16,867	1,428,129
Gilead Sciences, Inc.(a)	34,452	3,247,445
Hospira, Inc.(a)	3,886	238,017
Humana, Inc.	3,390	486,906
Intuitive Surgical, Inc.(a)	848	448,541
Johnson & Johnson	63,808	6,672,403
Laboratory Corp. of America Holdings(a)	1,975	213,102
Mallinckrodt PLC(a)	2,600	257,478
McKesson Corp.	5,224	1,084,398
Medtronic, Inc.	22,668	1,636,630
Merck & Co., Inc.	65,172	3,701,118
Mylan, Inc.(a)	8,502	479,258
Patterson Cos., Inc.	1,735	83,453
PerkinElmer, Inc.	2,586	113,086
Perrigo Co. PLC	3,286	549,288
Pfizer, Inc.	143,833	4,480,398
Quest Diagnostics, Inc.	3,142	210,703
Regeneron Pharmaceuticals, Inc.(a)	1,742	714,655
St. Jude Medical, Inc.	6,273	407,933
Stryker Corp.	6,894	650,311
Tenet Healthcare Corp.(a)	2,090	105,900
Thermo Fisher Scientific, Inc.	9,212	1,154,171
UnitedHealth Group, Inc.	21,774	2,201,134
Universal Health Services, Inc.	2,000	222,520
Varian Medical Systems, Inc.(a)	2,429	210,133
Vertex Pharmaceuticals, Inc.(a)	5,352	635,818
Waters Corp.(a)	1,850	208,532
Zimmer Holdings, Inc.	3,825	433,831
Zoetis, Inc.	11,620	500,009

		59,215,198

Industrials – 10.1%
3M Co.	14,729	2,420,269
ADT Corp.	3,894	141,080
Allegion PLC	1,996	110,698
AMETEK, Inc.	5,299	278,886
Boeing Co.	15,264	1,984,015
C.H. Robinson Worldwide, Inc.	3,279	245,564
Caterpillar, Inc.	13,924	1,274,464
Cintas Corp.	2,166	169,901
CSX Corp.	22,355	809,922
Cummins, Inc.	3,814	549,864
Danaher Corp.	13,694	1,173,713
Deere & Co.	8,083	715,103
Delta Air Lines, Inc.	18,734	921,525
Dover Corp.	3,750	268,950
Dun & Bradstreet Corp.	755	91,325
Eaton Corp. PLC	10,525	715,279
Emerson Electric Co.	15,679	967,865
Equifax, Inc.	2,688	217,379
Expeditors International of Washington, Inc.	4,576	204,135
Fastenal Co.	5,958	283,362
FedEx Corp.	6,050	1,050,643
Flowserve Corp.	2,945	176,199
Fluor Corp.	3,504	212,447
General Dynamics Corp.	7,272	1,000,773
General Electric Co.	229,170	5,791,126
Honeywell International, Inc.	17,978	1,796,362
Illinois Tool Works, Inc.	8,100	767,070
Ingersoll-Rand PLC	6,084	385,665
Jacobs Engineering Group, Inc.(a)	2,743	122,585
Joy Global, Inc.	2,313	107,601
Kansas City Southern	2,496	304,587
L-3 Communications Holdings, Inc.	1,938	244,595
Lockheed Martin Corp.	6,203	1,194,512
Masco Corp.	7,684	193,637

See Notes to Financial Statements.

20

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Nielsen NV	6,925	$309,755
Norfolk Southern Corp.	6,887	754,884
Northrop Grumman Corp.	4,625	681,679
PACCAR, Inc.	8,039	546,732
Pall Corp.	2,502	253,227
Parker-Hannifin Corp.	3,389	437,011
Pentair PLC	4,304	285,872
Pitney Bowes, Inc.	4,806	117,122
Precision Castparts Corp.	3,229	777,801
Quanta Services, Inc.(a)	4,707	133,632
Raytheon Co.	7,146	772,983
Republic Services, Inc.	5,789	233,007
Robert Half International, Inc.	3,166	184,831
Rockwell Automation, Inc.	3,026	336,491
Rockwell Collins, Inc.	3,031	256,059
Roper Industries, Inc.	2,165	338,498
Ryder System, Inc.	1,066	98,978
Snap-on, Inc.	1,240	169,558
Southwest Airlines Co.	15,359	649,993
Stanley Black & Decker, Inc.	3,457	332,148
Stericycle, Inc.(a)	1,896	248,528
Textron, Inc.	6,033	254,050
Tyco International PLC	9,764	428,249
Union Pacific Corp.	20,098	2,394,275
United Parcel Service, Inc. Class B	15,791	1,755,485
United Rentals, Inc.(a)	2,100	214,221
United Technologies Corp.	19,451	2,236,865
W.W. Grainger, Inc.	1,357	345,886
Waste Management, Inc.	9,835	504,732
Xylem, Inc.	3,858	146,874

		43,090,527

Information Technology – 19.2%
Accenture PLC Class A	14,318	1,278,741
Adobe Systems, Inc.(a)	11,044	802,899
Akamai Technologies, Inc.(a)	3,890	244,914
Alliance Data Systems Corp.(a)	1,496	427,931
Altera Corp.	6,800	251,192
Amphenol Corp. Class A	7,020	377,746
Analog Devices, Inc.	7,151	397,024
Apple, Inc.	133,624	14,749,417
Applied Materials, Inc.	27,454	684,154
Autodesk, Inc.(a)	4,906	294,654
Automatic Data Processing, Inc.	10,852	904,731
Avago Technologies, Ltd.	5,582	561,493
Broadcom Corp. Class A	11,924	516,667
CA, Inc.	7,140	217,413
Cisco Systems, Inc.	116,990	3,254,077
Citrix Systems, Inc.(a)	3,589	228,978
Cognizant Technology Solutions Corp. Class A(a)	13,941	734,133
Computer Sciences Corp.	3,112	196,212
Corning, Inc.	29,626	679,324
eBay, Inc.(a)	26,045	1,461,645
Electronic Arts, Inc.(a)	6,779	318,715
EMC Corp.	46,810	1,392,129
F5 Networks, Inc.(a)	1,641	214,093
Facebook, Inc. Class A(a)	47,793	3,728,810
Fidelity National Information Services, Inc.	6,291	391,300
First Solar, Inc.(a)	1,821	81,208
Fiserv, Inc.(a)	5,662	401,832
FLIR Systems, Inc.	3,161	102,132
Google, Inc. Class A(a)	6,567	3,484,844
Google, Inc. Class C(a)	6,467	3,404,229
Harris Corp.	2,502	179,694
Hewlett-Packard Co.	42,853	1,719,691
Intel Corp.	110,436	4,007,723
International Business Machines Corp.	21,095	3,384,482
Intuit, Inc.	6,437	593,427
Juniper Networks, Inc.	8,849	197,510
KLA-Tencor Corp.	3,632	255,402
Lam Research Corp.	3,477	275,865
Linear Technology Corp.	5,442	248,155
Mastercard, Inc. Class A	22,451	1,934,378
Microchip Technology, Inc.	4,383	197,717
Micron Technology, Inc.(a)	24,434	855,434
Microsoft Corp.	187,858	8,726,004
Motorola Solutions, Inc.	4,830	323,996
NetApp, Inc.	6,914	286,585
NVIDIA Corp.	12,044	241,482
Oracle Corp.	73,935	3,324,857
Paychex, Inc.	7,107	328,130
QUALCOMM, Inc.	38,026	2,826,473
Red Hat, Inc.(a)	4,370	302,142
Salesforce.com, Inc.(a)	13,595	806,320
SanDisk Corp.	4,961	486,079
Seagate Technology PLC	7,424	493,696
Symantec Corp.	15,260	391,495
TE Connectivity, Ltd.	9,051	572,476
Teradata Corp.(a)	3,407	148,818
Texas Instruments, Inc.	24,293	1,298,825
Total System Services, Inc.	3,576	121,441
VeriSign, Inc.(a)	2,501	142,557
Visa, Inc. Class A	11,190	2,934,018
Western Digital Corp.	4,953	548,297
Western Union Co.	11,645	208,562
Xerox Corp.	23,909	331,379
Xilinx, Inc.	6,160	266,666
Yahoo!, Inc.(a)	20,182	1,019,393

		81,761,806

Materials – 3.1%
Air Products & Chemicals, Inc.	4,402	634,900
Airgas, Inc.	1,560	179,681
Alcoa, Inc.	26,260	414,645
Allegheny Technologies, Inc.	2,317	80,562
Avery Dennison Corp.	2,070	107,392
Ball Corp.	2,966	202,192
C.F. Industries Holdings, Inc.	1,144	311,786
Dow Chemical Co.	25,538	1,164,788
E.I. du Pont de Nemours & Co.	20,518	1,517,101
Eastman Chemical Co.	3,336	253,069
Ecolab, Inc.	6,001	627,225
FMC Corp.	2,878	164,132
Freeport-McMoRan, Inc.	22,940	535,878
International Flavors & Fragrances, Inc.	1,751	177,481
International Paper Co.	9,603	514,529
LyondellBasell Industries NV Class A	9,548	758,016

See Notes to Financial Statements.

21

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

December 31, 2014

	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Martin Marietta Materials, Inc.	1,345	$148,380
MeadWestvaco Corp.	3,877	172,100
Monsanto Co.	11,161	1,333,405
Mosaic Co.	7,084	323,385
Newmont Mining Corp.	11,433	216,084
Nucor Corp.	6,948	340,799
Owens-Illinois, Inc.(a)	3,537	95,464
PPG Industries, Inc.	3,127	722,806
Praxair, Inc.	6,511	843,565
Sealed Air Corp.	4,923	208,883
Sherwin-Williams Co.	1,809	475,839
Sigma-Aldrich Corp.	2,773	380,650
Vulcan Materials Co.	2,871	188,711

		13,093,448

Telecommunication Services – 2.2%
AT&T, Inc.	118,477	3,979,642
CenturyLink, Inc.	12,592	498,391
Frontier Communications Corp.	22,306	148,781
Level 3 Communications, Inc.(a)	6,300	311,094
Verizon Communications, Inc.	94,815	4,435,446
Windstream Holdings, Inc.	13,346	109,971

		9,483,325

Utilities – 3.1%
AES Corp.	15,236	209,800
AGL Resources, Inc.	2,798	152,519
Ameren Corp.	5,604	258,512
American Electric Power Co., Inc.	11,009	668,466
CenterPoint Energy, Inc.	9,376	219,680
CMS Energy Corp.	6,555	227,786
Consolidated Edison, Inc.	6,752	445,699
Dominion Resources, Inc.	13,094	1,006,929
DTE Energy Co.	4,045	349,367
Duke Energy Corp.	15,892	1,327,618
Edison International	7,514	492,017
Entergy Corp.	3,898	340,997
Exelon Corp.	19,684	729,883
FirstEnergy Corp.	9,593	374,031
Integrys Energy Group, Inc.	1,736	135,148
NextEra Energy, Inc.	9,764	1,037,816
NiSource, Inc.	6,804	288,626
Northeast Utilities	7,217	386,254
NRG Energy, Inc.	7,802	210,264
Pepco Holdings, Inc.	5,541	149,219
PG&E Corp.	10,814	575,737
Pinnacle West Capital Corp.	2,404	164,217
PPL Corp.	15,019	545,640
Public Service Enterprise Group, Inc.	11,488	475,718
SCANA Corp.	2,999	181,140
Sempra Energy	5,162	574,840
Southern Co.	20,159	990,008
TECO Energy, Inc.	4,701	96,323
Wisconsin Energy Corp.	5,124	270,240
Xcel Energy, Inc.	11,451	411,320

		13,295,814

TOTAL COMMON STOCKS (Cost: $187,044,092)		415,116,974

MONEY MARKET FUND – 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(b)(c)(d)	10,185,685	10,185,685

TOTAL MONEY MARKET FUND (Cost: $10,185,685)		10,185,685

TOTAL INVESTMENTS(e) – 99.7% (Cost $197,229,777)		425,302,659
Other Assets in Excess of Liabilities – 0.3%		1,407,705

NET ASSETS – 100.0%		$426,710,364

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 3/2015	102	$10,467,240	$114,811

Total unrealized appreciation on open futures contracts purchased			$114,811

See Notes to Financial Statements.

22

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of shares held at 8/11/14*	Shares purchased for the period ended 12/31/14		Shares sold for the period ended 12/31/14	Number of shares held at 12/31/14	Value at 12/31/14	Income earned for the period ended 12/31/14	Realized gain/loss on shares sold
State Street Corp.	–	10,178	**	500	9,678	$759,723	$5,687	$9,115
State Street Institutional Liquid Reserves Fund, Premier Class	–	43,348,594		33,162,909	10,185,685	10,185,685	2,244	–

*	Commencement of operations

**	9,778 shares of State Street Corp. was acquired as part of an in-kind subscription (Note 7).

See Notes to Financial Statements.

23

State Street Equity 500 Index II Portfolio

Statement of Assets and Liabilities

December 31, 2014

Assets
Investments in unaffiliated issuers at market value (identified cost $186,716,094)	$414,357,251
Investments in non-controlled affiliates at market value (identified cost $10,513,683) (Note 4)	10,945,408

Total investments at market value (identified cost $197,229,777)	425,302,659
Cash	2,489
Cash at broker	469,205
Receivable for fund shares sold	1,038,987
Dividends receivable	542,617
Dividend receivable from non-controlled affiliates (Note 4)	5,687
Receivable from Adviser	18,909

Total assets	427,380,553

Liabilities
Daily variation margin on futures contracts	123,930
Payable for fund shares repurchased	482,760
Professional fees payable	30,611
Trustees’ fees payable (Note 5)	3,750
Administration and custody fees payable (Note 4)	19,434
Accrued expenses and other liabilities	9,704

Total liabilities	670,189

Net Assets	$426,710,364

Net Assets Consist of:
Paid in capital	$197,300,266
Accumulated net realized gain on investments	1,222,405
Unrealized appreciation on investments and futures contracts	228,187,693

Net Assets	$426,710,364

Net asset value, offering, and redemption price per share	$10.55

Shares outstanding	40,441,084

See Notes to Financial Statements.

24

State Street Equity 500 Index II Portfolio

Statement of Operations

Period Ended December 31, 2014*

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $519)	$3,277,966
Dividend income – non-controlled affiliated issuer	7,931
Interest	2,248

Total investment income	3,288,145

Expenses
Professional fees	30,865
Trustees’ fees (Note 5)	3,750
Administration and custody fees (Note 4)	19,434
Printing fees	2,501
Other expenses	9,633

Total expenses	66,183
Less: Expenses reimbursed by the Adviser (Note 4)	(18,909)

Total net expenses	47,274

Net Investment Income	3,240,871

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – unaffiliated issuers	4,013,957
Investments – affiliated issuers	9,115
Futures contracts	258,685

4,281,757

Net change in net appreciation (depreciation) on:
Investments	20,300,997
Futures contracts	114,811

20,415,808

Net Increase in Net Assets Resulting from Operations	$27,938,436

*	For the period August 11, 2014 (commencement of operations) through December 31, 2014.

See Notes to Financial Statements.

25

State Street Equity 500 Index II Portfolio

Statement of Changes in Net Assets

For The Period August 11, 2014* to December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$3,240,871
Net realized gain on investments and futures contracts	4,281,757
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	20,415,808

Net increase in net assets from operations	27,938,436

Distributions From:
Net investment income	(3,305,865)
Net realized gain on investments	(2,994,358)

Total distributions	(6,300,223)

Fund Share Transactions:
In-kind subscription (Note 7)	387,955,841
Shares sold	30,018,341
Reinvestment of distributions	6,300,223
Shares redeemed	(19,202,254)

Net increase (decrease) in net assets from fund share transactions	405,072,151

Net Increase in Net assets	426,710,364
Net Assets
End of period	$426,710,364

Change in Shares:
In-kind subscription (Note 7)	39,080,818
Shares sold	2,613,803
Reinvestment of distributions	596,612
Shares redeemed	(1,850,149)

Net increase in shares	40,441,084

*	Commencement of operations

See Notes to Financial Statements.

26

State Street Equity 500 Index II Portfolio

Financial Highlights

Selected data for a Share of beneficial interest outstanding throughout the period is presented below:

For the Period 8/11/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.08
Net realized and unrealized gain on investments	0.63

Total from investment operations	0.71

Less Distributions From:
Net investment income	(0.08)
Net realized gain	(0.08)

Total distributions	(0.16)

Net Asset Value, End of Period	$10.55

Total Return(b)	7.12%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$426,710
Ratios to average net assets:
Gross expenses(c)	0.042%
Net expenses(c)	0.030%
Net investment income(c)	2.06%
Portfolio turnover rate(d)	4%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Portfolio turnover rate excludes in-kind security transactions (Note 7).

See Notes to Financial Statements.

27

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-five (35) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Equity 500 Index Fund	Administrative Shares Class A Class I Class K Class R Shares Service Shares	April 11, 2001 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005 March 10, 2003
State Street Equity 500 Index II Portfolio	N/A	August 11, 2014

State Street Equity 500 Index II Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500® Index (the “S&P 500 Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

Effective August 11, 2014, the State Street Equity 500 Index Fund (the “Fund”) invests all of its investable assets in shares of the State Street Equity 500 Index II Portfolio (the “Portfolio”). The Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.46% at December 31, 2014). The performance of the Fund was directly affected by the performance of the Portfolio.

Prior to August 11, 2014, the Fund invested all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Equity 500 Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Equity 500 Portfolio were substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflected the Fund’s proportionate interest in the net assets of the Equity 500 Portfolio. The performance of the Fund was directly affected by the performance of the Equity 500 Portfolio.

Class A shares are offered to investors subject to an initial sales charge. Class A is available to the general public through certain financial intermediaries. Classes I and K and the Administrative, Class R and Service shares are not subject to an initial or contingent deferred sales charge and are only available to a limited group of investors.

The funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

28

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

2.	Significant Accounting Policies

The funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at net asset value per share. The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold

29

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolio’s net assets are computed and that may materially affect the value of the Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014, in valuing the assets carried at fair value of the Portfolio:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS: INVESTMENTS:
Common Stocks	$415,116,974	$–	$–	$415,116,974
Money Market Fund	10,185,685	–	–	10,185,685

TOTAL INVESTMENTS	425,302,659	–	–	425,302,659
OTHER ASSETS:
Futures contracts*	114,811	–	–	114,811

TOTAL ASSETS	$425,417,470	$–	$–	$425,417,470

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

The value of the Fund’s investment in the Portfolio is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Transfers between levels are considered to have occurred at the end of the reporting period. For the period ended December 31, 2014, there were no transfers between levels.

Investment transactions and investment income – During the period August 11, 2014 to December 31, 2014, investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

During the period August 11, 2014 to December 31, 2014, dividend income is recorded on the ex-dividend date. Income and capital gains distributions received from the Portfolio by the Fund are recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes.

30

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Prior to August 11, 2014, net investment income consisted of the Fund’s pro-rata share of the net investment income of the Equity 500 Portfolio, less all expenses of the Fund and realized and unrealized gains and losses from security transactions consisted of the Fund’s pro-rata share of the Equity 500 Portfolio’s realized and unrealized gains and losses.

Income, non-class specific expenses, and realized and unrealized gains and losses were allocated to the respective classes daily on the basis of relative net assets. Class specific fees are borne by each class.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made.

Federal income taxes – Each fund has qualified and intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the funds will not be subject to federal income taxes to the extent all taxable income, including any net realized capital gains, for each fiscal year is distributes. In addition, by distributing during each calendar year substantially all net taxable income and capital gains, if any, the funds will not be subject to federal excise tax.

For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Equity 500 Index Fund	$(6,752,287)	$6,632,936	$119,351
State Street Equity 500 Index II Portfolio	$–	$(64,994)	$64,994

These differences were primarily attributable to wash sales, distributions in excess of current earnings, real estate investment trusts and distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Capital Gains	Capital Loss Carryover	Unrealized Appreciation	Total
State Street Equity 500 Index Fund	$–	$(4,946,685)	$21,149,778	$16,203,093
State Street Equity 500 Index II Portfolio	$1,310,251	$–	$228,099,847	$229,410,098

31

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The tax character of distributions paid to shareholders during the year ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Equity 500 Index Fund	$7,001,961	$–	$7,001,961
State Street Equity 500 Index II Portfolio	$3,366,010	$2,934,213	$6,300,223

At December 31, 2014, the Funds had capital loss carryforwards which may be utilized to offset future net realized capital gains expiring December 31:

Fund	2017	2018	Non-Expiring	Total
State Street Equity 500 Index Fund	$1,849,146	$3,097,539	$–	$4,946,685
State Street Equity 500 Index II Portfolio	$–	$–	$–	$–

During the year, a capital loss carryforward in the amount of $4,360,484 was utilized by the Fund.

At December 31, 2014, the cost of investments and the comparison of unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$394,723,347	$21,149,778	$–	$21,149,778
State Street Equity 500 Index II Portfolio	$197,202,812	$228,982,645	$882,798	$228,099,847

The Funds have reviewed the tax positions for open years as of December 31, 2014 and determined it did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an

32

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$114,811	$114,811

Transactions in derivative instruments during the period ended December 31, 2014, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$258,685	$258,685

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$114,811	$114,811

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding for the Portfolio during the period ended December 31, 2014 was $6,966,317.

33

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

3.	Securities Transactions

For the period ended December 31, 2014, purchases and sales of the Portfolio were:

Fund	Purchases	Sales
State Street Equity 500 Index II Portfolio	$20,391,375	$17,516,745

4.	Related Party and Other Fees

Fund

Effective August 11, 2014, the Fund entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). Under the agreement, the Adviser directs its investments in accordance with its investment objectives, policies and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a management fee at an annual rate of 0.02% of its average daily net assets.

Also effective August 11, 2014, the Fund retained SSGA FM as its administrator. Pursuant to the administration agreement, the Fund pays to SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. During the year ended December 31, 2014, the Fund incurred administration fees of $78,086 under this agreement.

Effective August 11, 2014, the Fund pays State Street an annual fee of $12,000 for custody and accounting services. State Street also serves as the sub-administrator for the Fund and is paid a fee by SSGA FM for this service.

For the period from January 1, 2014 to August 10, 2014, the Fund had an investment advisory agreement with SSGA FM, but paid no advisory fee to SSGA FM as long as the Fund invested substantially off of its assets in the Equity 500 Portfolio or another investment company. Also prior to August 11, 2014, the Fund contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for these services and for assuming the Fund’s other operating expenses, State Street received a fee at an annual rate of 0.05% of average daily net assets of the Fund. During the year ended December 31, 2014, fees incurred under this agreement were $115,296 and are shown on the Statement of Operations as part of Administration fees.

Portfolio

The Portfolio’s advisor is SSGA FM. The Portfolio pays no investment advisory fees to SSGA FM. Effective August 11, 2014, its commencement of operations, the Portfolio retained State Street as its custodian, administrator and transfer agent and dividend disbursing agent. In compensation for these services, the Portfolio pays State Street an annual fee, which is included in Administration and custody fees on the Statement of Operations. The fee is accrued daily and payable monthly, and is calculated as the greater of an asset-based fee or a minimum fee. The minimum fee is calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of

34

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee is calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

Expense waiver and reimbursement

Fund

Effective July 11, 2014, SSGA FM is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration fees) exceed 0.01% of average daily net assets on an annual basis, This waiver and/ or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.

For the year ended December 31, 2014, SSGA FM waived or reimbursed fees under this agreement of $271,086.

Prior to August 11, 2014, there was no agreement to waive fees or reimburse expenses of the Fund.

Portfolio

Effective August 11, 2014, (commencement of operations), SSGA FM has contractually agreed through April 30, 2016, to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of the Portfolio (exclusive of interest, taxes and extraordinary expenses) do not exceed 0.03% of average daily net assets on an annual basis. For the year ended December 31, 2014, SSGA FM reimbursed expenses of $43,142 under this agreement.

Transfer agent – Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200.

The Fund also pays a sub-transfer agent fee at an annual rate of 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Distributor – The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R shares and Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares, respectively. Because these fees are paid out of the assets of a Fund attributable to its Administrative

35

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Shares, Service Shares, Class R shares and Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

Subject to the supervision of the Board of Trustees, the Trust may engage, directly or indirectly, in financing any activities relating to shareholder account administrative and servicing functions, including without limitation making payments to Agents for one or more of the following activities: (a) answering inquiries regarding account status and history, the manner in which purchases and redemptions of each Class may be effected, and certain other matters pertaining to the Trust; (b) assisting in designating and changing dividend options, account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as requested from time to time by the Trust; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receiving funds in connection with orders to purchase or redeem a Class of shares; (g) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in designated accounts; (h) providing periodic statements showing account balances and, to the extent practicable, integration of such information with other client transactions otherwise effected with or through the Agent; (i) furnishing (either separately or on an integrated basis with other reports sent by the Agent) monthly and annual statements and confirmations of all purchases and redemptions of a Class of shares in an account; (j) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust; (k) receiving, tabulating and transmitting to the Trust proxies executed with respect to special meetings of shareholders of the Trust; and (l) providing such other related services as the Trust or customers of the Agent may reasonably request.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

Prior to January 24, 2014, each Independent Trustee received for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman received an additional $30,000 annual retainer and the Audit Committee Chair received an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that

36

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	Initial Subscription

The Portfolio commenced operations on August 11, 2014, with an initial in-kind contribution of securities from the Fund, as part of a tax-free in-kind transaction in which the Fund redeemed its full interest in the Equity 500 Portfolio and immediately contributed into the Portfolio. The transaction consisted of 503 securities totaling $387,955,841 at market value and $2,852,336 in cash, and included $207,771,885 in unrealized appreciation. The Portfolio has elected to carryforward the allocable tax basis of the 503 securities contributed in kind for purposes of measuring realized and unrealized gain/loss on the Portfolio’s Statement of Operations.

8.	Shareholder concentration

The Portfolio has a concentration of several affiliated shareholders holding a significant percentage of the shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio. At December 31, 2014, 100% of the shares outstanding of the Portfolio were held by affiliated mutual funds.

37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting the State Street Institutional Investment Trust), including the portfolio of investments of the Portfolio, as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s and Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s and Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s and Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund and State Street Equity 500 Index Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2014, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 2, 2015

38

State Street Institutional Investment Trust

Other Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

State Street Equity 500 Index Fund	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Class Return

Administrative Shares	$1,000.00	$1,059.60	$1.14

Service Shares	$1,000.00	$1,059.20	$1.66

Class R	$1,000.00	$1,057.40	$3.47

Class A**	$1,000.00	$1,032.80	$1.49

Class K**	$1,000.00	$1,034.10	$0.18

Class I**	$1,000.00	$1,033.50	$0.76

39

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

State Street Equity 500 Index Fund	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,024.10	$1.12

Service Shares	$1,000.00	$1,023.59	$1.63

Class R	$1,000.00	$1,021.83	$3.41

Class A**	$1,000.00	$1,022.63	$2.60

Class K**	$1,000.00	$1,024.90	$0.31

Class I**	$1,000.00	$1,023.89	$1.33

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares, Class R shares, Class A shares, Class K shares and Class I shares annualized expense ratios for the six months ended December 31, 2014 were 0.22%, 0.32%, 0.67%, 0.51%, 0.06% and 0.26%, respectively, which include Administrative Shares’, Service Shares’ and Class R shares’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio for the period 7/1/14-8/10/14. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 9/17/14. Hypothetical period is from 7/1/14.

Six Months Ended December 31, 2014

State Street Equity 500 Index II Portfolio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return**	$1,000.00	$1,071.20	$0.12

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$0.12

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2014 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 8/11/14. Hypothetical period is from 7/1/14.

Proxy Voting Policies and Procedures

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington,

40

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Tax Information

Long term capital gains dividends of $2,934,213 were paid by the State Street Equity 500 Index II Portfolio during the year ended December 31, 2014.

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

State Street Equity 500 Index Fund	100.0%
State Street Equity 500 Index II Portfolio	90.2%

For the tax year ended December 31, 2014, the Funds hereby designate the following percentage of their net taxable income as qualified dividends taxed at individual net capital gain rates:

State Street Equity 500 Index Fund	100.0%
State Street Equity 500 Index II Portfolio	100.0%

Form 1099-DIV mailed to you in January 2015 will show the tax status of all distributions paid to your account in calendar year 2014.

Please consult a tax adviser for questions about federal or state income tax laws.

41

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2014 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.

42

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Master Funds; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).

43

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 –2008 –present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).

44

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc.
(July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

45

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator of the Equity 500 Fund

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Administrator of the Equity 500 II Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Equity 500 Fund and the Equity 500 II Portfolio

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQ5AR IBG-14271

Annual Report

31 December 2014

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2014

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund
Assets
Investments in corresponding Portfolio, at market value (Note 1)*	$75,476,781	$40,880,447
Receivable from Adviser (Note 4)	69,243	69,758

Total assets	75,546,024	40,950,205

Liabilities
Advisory fees payable	4,821	7,245
Administration fees payable (Note 4)	8,035	6,037
Custody and accounting fees payable	3,487	3,625
Sub-Transfer Agent fee payable (Note 4)	977	54
Distribution fees payable (Note 4)	24	24
Registration and filing fees payable	16,533	16,988
Professional fees payable	14,990	15,030
Transfer agent fees payable	7,341	4,705
Printing fees payable	1,910	761
Insurance fees payable	3,027	3,144
Accrued expenses and other liabilities	553	575

Total liabilities	61,698	58,188

Net Assets	$75,484,326	$40,892,017

Net Assets Consist of:
Paid-in capital	$74,860,525	$44,594,872
Accumulated net realized gain (loss)	–	(1,996)
Net unrealized appreciation/depreciation on investments	623,801	(3,700,859)

Net Assets	$75,484,326	$40,892,017

Class A
Net Assets	$50,683	$45,828
Shares of beneficial interest outstanding	5,000	5,000

Offering, net asset value, and redemption price per share	$10.14	$9.17

Maximum Sales Charge	4.50%	4.50%
Maximum offering price per share	$10.62	$9.60

Class I
Net Assets	$4,483,591	$45,828
Shares of beneficial interest outstanding	442,452	5,000

Offering, net asset value, and redemption price per share	$10.13	$9.17

Class K
Net Assets	$70,950,052	$40,800,361
Shares of beneficial interest outstanding	6,999,392	4,451,482

Offering, net asset value, and redemption price per share	$10.14	$9.17

* Investments in corresponding Portfolio, at cost (Note 1)	$74,852,980	$44,581,306
* Shares of corresponding Portfolio	7,444,123	4,460,389

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Operations

Period Ended December 31, 2014

	State Street Aggregate Bond Index Fund*	State Street Global Equity ex-U.S. Index Fund**
Income
Dividend income from corresponding Portfolio (Note 1)	$245,468	$259,727

Expenses
Advisory fees	4,821	7,245
Administration fees (Note 4)	12,075	10,237
Sub-Transfer Agent fee (Note 4)
Class A	29	27
Class I	948	27
Distribution fees (Note 4)
Class A	35	34
Registration and filing fees	17,117	17,573
Professional fees	14,996	15,035
Transfer agent fees (Note 4)	28,027	25,381
Printing fees	3,643	9,255
Insurance fees	3,027	3,144

Total expenses	84,718	87,958

Less: Expenses reimbursed by the Adviser (Note 4)	(69,243)	(69,758)

Net expenses	15,475	18,200

Net Investment Income	229,993	241,527

Realized and Unrealized Gain (Loss)
Net realized gain on:
Net realized gain on investments from corresponding Portfolio	155,412	(1,996)
Change in net unrealized appreciation/depreciation on:
Investments from corresponding Portfolio	623,801	(3,700,859)

Total realized and unrealized gain (loss)	779,213	(3,702,855)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,009,206	$(3,461,328)

*	For the period from September 19, 2014 (commencement of operations) to December 31, 2014.

**	For the period from September 17, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund
	For the Period 9/19/14* - 12/31/14	For the Period 9/17/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$229,993	$241,527
Net realized gain (loss) on investments	155,412	(1,996)
Change in net unrealized appreciation on investments	623,801	(3,700,859)

Net increase (decrease) in net assets from operations	1,009,206	(3,461,328)

Distributions to Shareholders from:
Net investment income
Class A	(224)	(212)
Class I	(18,524)	(246)
Class K	(366,853)	(241,183)

Total distributions	(385,601)	(241,641)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	50,000	50,000

Class I
Shares sold	4,450,000	50,000
Reinvestment of distribution	18,266	–

Net increase from capital share transactions	4,468,266	50,000

Class K
Shares sold	70,042,895	44,253,803
Reinvestment of distributions	299,560	241,183

Net increase from capital share transactions	70,342,455	44,494,986

Net Increase in Net Assets	75,484,326	40,892,017
Net Assets
End of period	$75,484,326	$40,892,017

Changes in Shares:
Class A
Shares sold	5,000	5,000

Class I
Shares sold	440,643	5,000
Reinvestment of distributions	1,809	–

Net increase in shares	442,452	5,000

Class K
Shares sold	6,969,737	4,425,380
Reinvestment of distributions	29,655	26,102

Net increase in shares	6,999,392	4,451,482

*	Commencement of operations

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund Period from 9/19/14* - 12/31/14	State Street Global Equity ex-U.S. Index Fund Period from 9/17/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.16	(0.83)

Total from investment operations	0.18	(0.79)

Less Distributions From:
Net investment income	(0.04)	(0.04)

Net increase (decrease) in net assets	0.14	(0.83)

Net Asset Value, End of Period	$10.14	$9.17

Total Return(b)(c)	1.85%	(7.88)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$51	$46
Ratios to average net assets:
Gross expenses(d)(e)	0.91%	1.17%
Net expenses(d)(e)	0.52%	0.60%
Net investment income(d)	0.58%	1.55%
Portfolio turnover rate(c)(f)	16%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund Period from 9/19/14* - 12/31/14	State Street Global Equity ex-U.S. Index Fund Period from 9/17/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.09	(0.83)

Total from investment operations	0.17	(0.78)

Less Distributions From:
Net investment income	(0.04)	(0.05)

Net increase (decrease) in net assets	0.13	(0.83)

Net Asset Value, End of Period	$10.13	$9.17

Total Return(b)(c)	1.82%	(7.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$4,484	$46
Ratios to average net assets:
Gross expenses(d)(e)	0.88%	0.92%
Net expenses(d)(e)	0.28%	0.35%
Net investment income(d)	2.91%	1.81%
Portfolio turnover rate(c)(f)	16%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund Period from 9/19/14* - 12/31/14	State Street Global Equity ex-U.S. Index Fund Period from 9/17/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.15	(0.83)

Total from investment operations	0.19	(0.78)

Less Distributions From:
Net investment income	(0.05)	(0.05)

Net increase (decrease) in net assets	0.14	(0.83)

Net Asset Value, End of Period	$10.14	$9.17

Total Return(b)(c)	1.97%	(7.76)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$70,950	$40,800
Ratios to average net assets:
Gross expenses(d)(e)	0.50%	0.73%
Net expenses(d)(e)	0.09%	0.15%
Net investment income(d)	1.33%	2.00%
Portfolio turnover rate(c)(f)	16%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Aggregate Bond Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
U.S. Treasury Obligations	36.0%
Corporate Bonds	26.4
U.S. Government Agency MBS TBA	23.4
U.S. Government Agency Obligations	9.2
Foreign Government Obligations	2.2
Commercial Mortgage Backed Securities	1.2
Asset Backed Securities	0.5
Municipal Bonds & Notes	0.2
Short Term Investments	24.9
Other Liabilities in Excess of Assets	(24.0)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2014
Oil, Gas & Consumable Fuels	3.4%
Diversified Financial Services	3.0
Banks	2.8
Electric Utilities	1.5
Capital Markets	1.5
Total	12.2%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – 26.4%
Aerospace & Defense – 0.4%
Boeing Co. (The)	0.950%	05/15/2018	$25,000	$24,364
Honeywell International, Inc.	5.300%	03/01/2018	25,000	27,821
L-3 Communications Corp.	4.950%	02/15/2021	25,000	27,083
Lockheed Martin Corp.	2.125%	09/15/2016	25,000	25,433
Northrop Grumman Corp.	4.750%	06/01/2043	25,000	27,459
Precision Castparts Corp.	2.500%	01/15/2023	25,000	24,263
Raytheon Co.	3.125%	10/15/2020	25,000	25,598
United Technologies Corp.	1.800%	06/01/2017	25,000	25,339
United Technologies Corp.	6.125%	02/01/2019	25,000	29,017
United Technologies Corp.	6.125%	07/15/2038	50,000	65,405

				301,782

Air Freight & Logistics – 0.1%
FedEx Corp.	4.000%	01/15/2024	25,000	26,551
United Parcel Service, Inc.	2.450%	10/01/2022	25,000	24,438

				50,989

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust Class A	3.700%	04/01/2028	25,000	25,000
Southwest Airlines Co.	2.750%	11/06/2019	25,000	25,104

				50,104

Auto Components – 0.1%
Johnson Controls, Inc.	1.400%	11/02/2017	25,000	24,739
Johnson Controls, Inc.	3.625%	07/02/2024	25,000	25,219
Johnson Controls, Inc.	4.950%	07/02/2064	25,000	25,963

				75,921

Automobiles – 0.1%
Ford Motor Co.	4.750%	01/15/2043	50,000	52,664

Banks – 2.5%
Abbey National Treasury Services PLC	3.050%	08/23/2018	25,000	25,823
Bank of Montreal	1.450%	04/09/2018	25,000	24,703
Bank of Nova Scotia (The)	1.375%	07/15/2016	50,000	50,325
Bank of Nova Scotia (The)	1.300%	07/21/2017	50,000	49,751
BB&T Corp.	2.250%	02/01/2019	25,000	25,013
BNP Paribas SA	1.375%	03/17/2017	25,000	24,960
BNP Paribas SA	5.000%	01/15/2021	25,000	28,223
Branch Banking & Trust Co.	1.450%	10/03/2016	25,000	25,087
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	01/11/2021	50,000	54,993
Credit Suisse	6.000%	02/15/2018	25,000	27,798
Deutsche Bank AG	1.350%	05/30/2017	25,000	24,876

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Banks – (continued)
Deutsche Bank AG	2.500%	02/13/2019	$25,000	$25,287
Fifth Third Bancorp	2.300%	03/01/2019	50,000	49,988
HSBC Holdings PLC	5.100%	04/05/2021	50,000	56,487
International Finance Corp.	1.000%	04/24/2017	50,000	50,083
International Finance Corp.	1.750%	09/16/2019	25,000	25,063
KeyCorp	2.300%	12/13/2018	25,000	25,041
KFW	0.875%	12/15/2017	75,000	74,369
KFW	1.000%	06/11/2018	25,000	24,685
KFW	4.500%	07/16/2018	75,000	82,902
KFW	0.500%	04/19/2016	75,000	75,040
KFW	1.875%	04/01/2019	25,000	25,286
KFW	2.625%	01/25/2022	50,000	51,769
KFW	2.125%	01/17/2023	100,000	99,658
KFW	2.500%	11/20/2024	50,000	50,649
Landwirtschaftliche Rentenbank	1.000%	04/04/2018	50,000	49,459
Landwirtschaftliche Rentenbank	2.250%	10/01/2021	50,000	50,569
Lloyds Bank PLC	4.875%	01/21/2016	25,000	26,020
Oesterreichische Kontrollbank AG	1.125%	05/29/2018	50,000	49,526
Oesterreichische Kontrollbank AG	1.625%	03/12/2019	25,000	25,021
PNC Financial Services Group, Inc. (The)	3.900%	04/29/2024	50,000	50,878
PNC Funding Corp.	3.300%	03/08/2022	50,000	51,197
Royal Bank of Canada	2.300%	07/20/2016	50,000	51,000
Royal Bank of Canada	1.500%	01/16/2018	50,000	49,725
Royal Bank of Canada	1.200%	09/19/2018	50,000	49,692
SunTrust Banks, Inc.	2.350%	11/01/2018	25,000	25,066
Toronto-Dominion Bank (The)	2.375%	10/19/2016	50,000	51,180
Toronto-Dominion Bank (The)	1.125%	05/02/2017	25,000	24,883
US Bancorp	2.200%	04/25/2019	25,000	25,044
US Bancorp	3.600%	09/11/2024	25,000	25,358
Wells Fargo & Co.(a)	3.676%	06/15/2016	50,000	51,819
Wells Fargo & Co.	2.150%	01/15/2019	25,000	25,042
Wells Fargo & Co.	3.000%	01/22/2021	50,000	51,183
Wells Fargo & Co.	4.125%	08/15/2023	25,000	26,165
Wells Fargo & Co.	4.480%	01/16/2024	25,000	26,518
Wells Fargo & Co.	5.606%	01/15/2044	50,000	58,762
Wells Fargo Capital X	5.950%	12/01/2086	25,000	25,500
Westpac Banking Corp.	2.250%	01/17/2019	25,000	25,207

				1,972,673

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc.	1.125%	01/27/2017	$25,000	$24,988
Anheuser-Busch InBev Finance, Inc.	2.150%	02/01/2019	25,000	25,043
Anheuser-Busch InBev Finance, Inc.	3.700%	02/01/2024	100,000	103,881
Anheuser-Busch InBev Worldwide, Inc.	3.750%	07/15/2042	50,000	47,153
Coca-Cola Co. (The)	1.150%	04/01/2018	25,000	24,692
Coca-Cola Co. (The)	1.650%	11/01/2018	25,000	24,954
Coca-Cola Co. (The)	3.200%	11/01/2023	25,000	25,691
Diageo Capital PLC	1.500%	05/11/2017	25,000	25,042
Diageo Capital PLC	2.625%	04/29/2023	25,000	24,270
Dr Pepper Snapple Group, Inc.	2.000%	01/15/2020	25,000	24,405
PepsiCo, Inc.	2.500%	05/10/2016	25,000	25,574
PepsiCo, Inc.	0.950%	02/22/2017	25,000	24,885
PepsiCo, Inc.	3.600%	03/01/2024	25,000	26,019
PepsiCo, Inc.	4.250%	10/22/2044	50,000	51,733

				478,330

Biotechnology – 0.2%
Amgen, Inc.	3.625%	05/22/2024	50,000	50,745
Amgen, Inc.	6.375%	06/01/2037	50,000	62,276
Celgene Corp.	3.625%	05/15/2024	25,000	25,391
Gilead Sciences, Inc.	4.400%	12/01/2021	25,000	27,380
Gilead Sciences, Inc.	4.500%	02/01/2045	25,000	26,626

				192,418

Building Products – 0.0%(b)
CRH America, Inc.	6.000%	09/30/2016	25,000	26,875

Capital Markets – 1.4%
Bank of New York Mellon Corp. (The)	2.200%	03/04/2019	25,000	25,043
Bank of New York Mellon Corp. (The)	2.300%	09/11/2019	100,000	100,191
Bear Stearns Cos. LLC (The)	6.400%	10/02/2017	50,000	56,106
BlackRock, Inc.	3.500%	03/18/2024	25,000	25,646
Goldman Sachs Group, Inc. (The)	3.625%	02/07/2016	50,000	51,305
Goldman Sachs Group, Inc. (The)	2.900%	07/19/2018	50,000	51,006
Goldman Sachs Group, Inc. (The)	2.625%	01/31/2019	50,000	50,190
Goldman Sachs Group, Inc. (The)	2.550%	10/23/2019	25,000	24,869
Goldman Sachs Group, Inc. (The)	3.625%	01/22/2023	25,000	25,246
Goldman Sachs Group, Inc. (The)	4.000%	03/03/2024	50,000	51,970
Goldman Sachs Group, Inc. (The)	5.950%	01/15/2027	50,000	57,062
Goldman Sachs Group, Inc. (The)	4.800%	07/08/2044	50,000	53,203
HSBC USA, Inc.	1.625%	01/16/2018	100,000	99,643
Jefferies Group LLC	5.500%	03/15/2016	40,000	41,693

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Capital Markets – (continued)
Morgan Stanley	1.750%	02/25/2016	$50,000	$50,297
Morgan Stanley	4.750%	03/22/2017	50,000	53,304
Morgan Stanley	2.125%	04/25/2018	25,000	24,991
Morgan Stanley	3.750%	02/25/2023	50,000	51,221
Morgan Stanley	2.375%	07/23/2019	50,000	49,783
Morgan Stanley	5.500%	07/24/2020	100,000	112,962
Morgan Stanley	4.350%	09/08/2026	50,000	50,116
Svensk Exportkredit AB	1.750%	05/30/2017	25,000	25,419
TD Ameritrade Holding Corp.	5.600%	12/01/2019	25,000	28,544

				1,159,810

Chemicals – 0.5%
CF Industries, Inc.	3.450%	06/01/2023	25,000	24,420
Dow Chemical Co. (The)	4.250%	11/15/2020	25,000	26,731
Dow Chemical Co. (The)	3.000%	11/15/2022	25,000	24,375
Dow Chemical Co. (The)	4.250%	10/01/2034	50,000	49,491
Eastman Chemical Co.	3.800%	03/15/2025	25,000	25,262
Ecolab, Inc.	4.350%	12/08/2021	25,000	27,174
EI du Pont de Nemours & Co.	6.000%	07/15/2018	25,000	28,419
EI du Pont de Nemours & Co.	3.625%	01/15/2021	25,000	26,303
EI du Pont de Nemours & Co.	4.150%	02/15/2043	25,000	24,726
Lubrizol Corp.	8.875%	02/01/2019	25,000	31,143
Monsanto Co.	4.700%	07/15/2064	25,000	26,002
PPG Industries, Inc.	2.300%	11/15/2019	25,000	24,765
Praxair, Inc.	3.550%	11/07/2042	25,000	23,333

				362,144

Commercial Services & Supplies – 0.1%
Republic Services, Inc.	3.550%	06/01/2022	25,000	25,550
Waste Management, Inc.	3.500%	05/15/2024	25,000	25,305
Western Union Co. (The)	3.350%	05/22/2019	25,000	25,662

				76,517

Communications Equipment – 0.1%
Cisco Systems, Inc.	5.500%	02/22/2016	25,000	26,354
Cisco Systems, Inc.	2.125%	03/01/2019	25,000	25,068
Cisco Systems, Inc.	3.625%	03/04/2024	25,000	26,175
Motorola Solutions, Inc.	4.000%	09/01/2024	25,000	25,151

				102,748

Consumer Finance – 0.3%
Capital One Financial Corp.	2.450%	04/24/2019	50,000	49,784

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Consumer Finance – (continued)
Caterpillar Financial Services Corp.	1.000%	03/03/2017	$25,000	$24,905
Caterpillar Financial Services Corp.	3.750%	11/24/2023	25,000	26,466
Discover Financial Services	3.850%	11/21/2022	50,000	50,768
John Deere Capital Corp.	1.050%	12/15/2016	25,000	24,962
Synchrony Financial	1.875%	08/15/2017	25,000	25,010

				201,895

Diversified Consumer Services – 0.1%
Massachusetts Institute of Technology	3.959%	07/01/2038	50,000	52,779

Diversified Financial Services – 3.0%
Air Lease Corp.	4.250%	09/15/2024	25,000	25,244
American Express Co.	3.625%	12/05/2024	75,000	75,938
American Express Credit Corp.	2.125%	03/18/2019	50,000	49,837
American Express Credit Corp.	2.250%	08/15/2019	50,000	49,877
American Honda Finance Corp.	2.250%	08/15/2019	25,000	25,048
Ameriprise Financial, Inc.	3.700%	10/15/2024	50,000	51,137
Aon PLC	4.450%	05/24/2043	75,000	75,399
Bank of America Corp.	1.250%	01/11/2016	25,000	25,044
Bank of America Corp.	6.500%	08/01/2016	75,000	80,872
Bank of America Corp.	2.600%	01/15/2019	50,000	50,332
Bank of America Corp.	2.650%	04/01/2019	50,000	50,348
Bank of America Corp.	4.125%	01/22/2024	25,000	26,255
Bank of America Corp.	4.000%	04/01/2024	50,000	52,064
Bank of America Corp.	4.200%	08/26/2024	50,000	50,777
Bank of America Corp.	4.250%	10/22/2026	75,000	74,488
Capital One Financial Corp.	6.750%	09/15/2017	25,000	28,091
Citigroup, Inc.	1.250%	01/15/2016	50,000	50,063
Citigroup, Inc.	1.550%	08/14/2017	50,000	49,707
Citigroup, Inc.	2.500%	09/26/2018	50,000	50,434
Citigroup, Inc.	2.550%	04/08/2019	50,000	50,290
Citigroup, Inc.	3.750%	06/16/2024	25,000	25,512
Citigroup, Inc.	4.300%	11/20/2026	50,000	49,750
Citigroup, Inc.	5.300%	05/06/2044	50,000	54,104
Credit Suisse USA, Inc.	7.125%	07/15/2032	50,000	69,976
Ford Motor Credit Co. LLC	6.625%	08/15/2017	100,000	111,539
General Electric Capital Corp.	1.000%	01/08/2016	25,000	25,094
General Electric Capital Corp.	1.500%	07/12/2016	25,000	25,217
General Electric Capital Corp.	5.625%	09/15/2017	50,000	55,378
General Electric Capital Corp.	2.300%	01/14/2019	25,000	25,381
General Electric Capital Corp.	5.300%	02/11/2021	25,000	28,451

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Financial Services – (continued)
General Electric Capital Corp.	4.650%	10/17/2021	$50,000	$55,935
General Electric Capital Corp.	3.450%	05/15/2024	50,000	51,606
General Electric Capital Corp.	5.875%	01/14/2038	50,000	63,176
HSBC Finance Corp.	6.676%	01/15/2021	25,000	29,551
JPMorgan Chase & Co.	1.350%	02/15/2017	50,000	49,969
JPMorgan Chase & Co.	1.625%	05/15/2018	50,000	49,381
JPMorgan Chase & Co.	2.350%	01/28/2019	50,000	50,279
JPMorgan Chase & Co.	3.375%	05/01/2023	75,000	73,138
JPMorgan Chase & Co.	3.875%	02/01/2024	50,000	52,025
JPMorgan Chase & Co.	4.125%	12/15/2026	100,000	100,289
JPMorgan Chase & Co.	4.850%	02/01/2044	50,000	55,456
National Rural Utilities Cooperative Finance Corp.	4.750%	04/30/2043	75,000	73,875
Nomura Holdings, Inc.	2.000%	09/13/2016	25,000	25,134
Royal Bank of Scotland PLC (The)	4.375%	03/16/2016	25,000	25,864
Toyota Motor Credit Corp.	0.800%	05/17/2016	25,000	24,990
Toyota Motor Credit Corp.	2.100%	01/17/2019	50,000	50,201
UBS AG	5.750%	04/25/2018	100,000	112,261

				2,404,777

Diversified Telecommunication Services – 0.8%
AT&T, Inc.	6.300%	01/15/2038	50,000	60,649
British Telecommunications PLC	5.950%	01/15/2018	100,000	111,508
Verizon Communications, Inc.	2.500%	09/15/2016	34,000	34,756
Verizon Communications, Inc.	2.550%	06/17/2019	50,000	50,408
Verizon Communications, Inc.	4.500%	09/15/2020	50,000	54,298
Verizon Communications, Inc.	5.150%	09/15/2023	50,000	55,258
Verizon Communications, Inc.	3.500%	11/01/2024	50,000	49,084
Verizon Communications, Inc.	6.400%	09/15/2033	25,000	30,721
Verizon Communications, Inc.	6.400%	02/15/2038	25,000	30,925
Verizon Communications, Inc.	6.900%	04/15/2038	25,000	32,620
Verizon Communications, Inc.	6.550%	09/15/2043	50,000	63,956
Verizon Communications, Inc.	4.862%	08/21/2046	50,000	51,520

				625,703

Electric Utilities – 1.5%
Alabama Power Co.	3.850%	12/01/2042	75,000	75,683
Appalachian Power Co.	4.400%	05/15/2044	25,000	26,495
Baltimore Gas & Electric Co.	6.350%	10/01/2036	50,000	66,988
Berkshire Hathaway Energy Co.	1.100%	05/15/2017	50,000	49,468
Berkshire Hathaway Finance Corp.	1.600%	05/15/2017	25,000	25,187
Consolidated Edison Co. of New York, Inc.	6.200%	06/15/2036	25,000	33,102

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Electric Utilities – (continued)
Consumers Energy Co.	2.850%	05/15/2022	$100,000	$99,975
Dominion Gas Holdings LLC	4.800%	11/01/2043	25,000	26,835
Duke Energy Carolinas LLC	4.250%	12/15/2041	50,000	53,937
Duke Energy Corp.	1.625%	08/15/2017	50,000	49,970
Duke Energy Florida, Inc.	3.850%	11/15/2042	100,000	101,412
Florida Power & Light Co.	3.250%	06/01/2024	25,000	25,735
Florida Power & Light Co.	4.050%	10/01/2044	50,000	53,418
Hydro-Quebec	1.375%	06/19/2017	50,000	50,293
NiSource Finance Corp.	6.800%	01/15/2019	25,000	29,172
Pacific Gas & Electric Co.	3.250%	06/15/2023	50,000	50,274
Pacific Gas & Electric Co.	6.050%	03/01/2034	50,000	63,653
PPL Capital Funding, Inc.	3.500%	12/01/2022	75,000	76,041
Public Service Co. of Colorado	3.200%	11/15/2020	25,000	25,994
Public Service Electric & Gas Co.	3.650%	09/01/2042	50,000	49,255
Southern California Edison Co.	3.900%	03/15/2043	50,000	50,879
Southern California Gas Co.	3.150%	09/15/2024	25,000	25,464
Southern Co. (The)	1.950%	09/01/2016	25,000	25,371
Virginia Electric & Power Co.	3.450%	02/15/2024	50,000	51,451

				1,186,052

Electrical Equipment – 0.0%(b)
Emerson Electric Co.	2.625%	02/15/2023	25,000	24,570

Electronic Equipment, Instruments & Components – 0.0%(b)
Corning, Inc.	5.750%	08/15/2040	25,000	29,524

Energy Equipment & Services – 0.1%
Cameron International Corp.	5.125%	12/15/2043	50,000	49,098
Halliburton Co.	7.450%	09/15/2039	25,000	34,313
Weatherford International, Ltd.	4.500%	04/15/2022	25,000	22,300

				105,711

Food & Staples Retailing – 0.7%
Kellogg Co.	4.150%	11/15/2019	25,000	26,873
Kroger Co. (The)	3.850%	08/01/2023	75,000	77,742
Mondelez International, Inc.	6.125%	08/23/2018	25,000	28,437
Mondelez International, Inc.	4.000%	02/01/2024	25,000	26,032
Sysco Corp.	3.000%	10/02/2021	50,000	50,641
Target Corp.	6.500%	10/15/2037	100,000	135,557
Tyson Foods, Inc.	4.500%	06/15/2022	25,000	26,971
Wal-Mart Stores, Inc.	1.125%	04/11/2018	25,000	24,678
Wal-Mart Stores, Inc.	1.950%	12/15/2018	25,000	25,114

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Food & Staples Retailing – (continued)
Wal-Mart Stores, Inc.	5.250%	09/01/2035	$25,000	$29,652
Wal-Mart Stores, Inc.	4.875%	07/08/2040	50,000	57,599
Wal-Mart Stores, Inc.	4.000%	04/11/2043	25,000	25,780
Walgreens Boots Alliance, Inc.	3.100%	09/15/2022	25,000	24,621

				559,697

Food Products – 0.2%
Archer-Daniels-Midland Co.	5.765%	03/01/2041	25,000	31,941
ConAgra Foods, Inc.	1.900%	01/25/2018	25,000	24,838
General Mills, Inc.	2.200%	10/21/2019	25,000	24,790
Kraft Foods Group, Inc.	6.125%	08/23/2018	25,000	28,484
Kraft Foods Group, Inc.	6.875%	01/26/2039	50,000	65,168

				175,221

Gas Utilities – 0.1%
AGL Capital Corp.	5.250%	08/15/2019	25,000	27,768
Atmos Energy Corp.	4.150%	01/15/2043	25,000	25,301

				53,069

Health Care Equipment & Supplies – 0.3%
Baxter International, Inc.	3.200%	06/15/2023	25,000	25,101
Becton Dickinson and Co.	2.675%	12/15/2019	50,000	50,531
Boston Scientific Corp.	2.650%	10/01/2018	25,000	25,083
Covidien International Finance SA	3.200%	06/15/2022	50,000	50,181
Express Scripts Holding Co.	6.125%	11/15/2041	25,000	31,402
Medtronic, Inc.	1.375%	04/01/2018	25,000	24,682
Medtronic, Inc.	5.550%	03/15/2040	25,000	29,238
Stryker Corp.	2.000%	09/30/2016	25,000	25,420

				261,638

Health Care Providers & Services – 0.4%
Aetna, Inc.	2.200%	03/15/2019	25,000	24,894
Aetna, Inc.	4.125%	11/15/2042	25,000	25,033
Anthem, Inc.	3.500%	08/15/2024	25,000	25,012
Cardinal Health, Inc.	1.700%	03/15/2018	25,000	24,799
Cigna Corp.	5.375%	02/15/2042	50,000	58,942
Howard Hughes Medical Institute	3.500%	09/01/2023	25,000	26,193
Humana, Inc.	2.625%	10/01/2019	25,000	24,987
Memorial Sloan-Kettering Cancer Center	4.125%	07/01/2052	25,000	25,135
Quest Diagnostics, Inc.	2.700%	04/01/2019	25,000	25,124
UnitedHealth Group, Inc.	2.875%	03/15/2022	25,000	25,033
UnitedHealth Group, Inc.	6.875%	02/15/2038	25,000	34,846

				319,998

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.	5.800%	10/15/2017	$25,000	$27,868
McDonald’s Corp.	1.875%	05/29/2019	25,000	24,706
Starwood Hotels & Resorts Worldwide, Inc.	3.750%	03/15/2025	25,000	25,157

				77,731

Household Products – 0.1%
Colgate-Palmolive Co.	1.750%	03/15/2019	25,000	24,823
Procter & Gamble Co. (The)	1.450%	08/15/2016	25,000	25,258
Procter & Gamble Co. (The)	5.800%	08/15/2034	50,000	65,660

				115,741

Industrial Conglomerates – 0.2%
3M Co.	1.625%	06/15/2019	25,000	24,680
General Electric Co.	2.700%	10/09/2022	50,000	49,916
General Electric Co.	4.125%	10/09/2042	25,000	25,832
General Electric Co.	4.500%	03/11/2044	50,000	54,860

				155,288

Insurance – 0.7%
ACE INA Holdings, Inc.	4.150%	03/13/2043	25,000	25,859
Allstate Corp. (The)(a)	5.750%	08/15/2053	25,000	26,125
American International Group, Inc.	2.300%	07/16/2019	25,000	24,961
American International Group, Inc.	4.875%	06/01/2022	50,000	56,001
American International Group, Inc.	4.500%	07/16/2044	25,000	26,179
Berkshire Hathaway, Inc.	3.000%	02/11/2023	25,000	25,190
First American Financial Corp.	4.600%	11/15/2024	25,000	25,248
Hartford Financial Services Group, Inc. (The)	5.125%	04/15/2022	25,000	27,978
Lincoln National Corp.	6.300%	10/09/2037	50,000	63,180
Marsh & McLennan Cos., Inc.	2.550%	10/15/2018	25,000	25,260
MetLife, Inc.	1.756%	12/15/2017	25,000	25,058
MetLife, Inc.	4.368%	09/15/2023	50,000	54,497
Prudential Financial, Inc.	3.500%	05/15/2024	50,000	50,622
Prudential Financial, Inc.	6.625%	06/21/2040	25,000	33,159
Travelers Cos., Inc. (The)	6.250%	06/15/2037	25,000	33,524

				522,841

Internet Software & Services – 0.1%
Amazon.com, Inc.	2.500%	11/29/2022	25,000	23,661
eBay, Inc.	3.450%	08/01/2024	25,000	24,551
Google, Inc.	2.125%	05/19/2016	25,000	25,497

				73,709

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
IT Services – 0.1%
Fiserv, Inc.	3.125%	06/15/2016	$25,000	$25,664
Xerox Corp.	2.950%	03/15/2017	25,000	25,602

				51,266

Leisure Products – 0.0%(b)
Mattel, Inc.	2.350%	05/06/2019	25,000	24,840

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	1.850%	01/15/2018	50,000	49,664
Thermo Fisher Scientific, Inc.	4.150%	02/01/2024	25,000	26,277
Thomson Reuters Corp.	3.850%	09/29/2024	25,000	25,269

				101,210

Machinery – 0.2%
Caterpillar, Inc.	4.750%	05/15/2064	25,000	26,927
Deere & Co.	2.600%	06/08/2022	25,000	24,561
Eaton Corp.	1.500%	11/02/2017	25,000	24,822
Illinois Tool Works, Inc.	1.950%	03/01/2019	25,000	24,994
Ingersoll-Rand Global Holding Co., Ltd.	6.875%	08/15/2018	25,000	28,972
Stanley Black & Decker, Inc.(a)	5.750%	12/15/2053	50,000	53,750

				184,026

Media – 1.2%
21st Century Fox America, Inc.	7.250%	05/18/2018	25,000	29,219
21st Century Fox America, Inc.	4.000%	10/01/2023	25,000	26,468
21st Century Fox America, Inc.	5.400%	10/01/2043	25,000	29,759
CBS Corp.	2.300%	08/15/2019	25,000	24,669
Comcast Corp.	3.600%	03/01/2024	25,000	26,104
Comcast Corp.	4.250%	01/15/2033	50,000	52,940
Comcast Corp.	4.650%	07/15/2042	25,000	27,054
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.400%	03/15/2017	25,000	25,470
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.800%	03/15/2022	50,000	50,774
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.450%	04/01/2024	25,000	26,182
Discovery Communications LLC	3.250%	04/01/2023	25,000	24,338
Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	25,000	25,532
NBCUniversal Media LLC	2.875%	04/01/2016	25,000	25,603
NBCUniversal Media LLC	5.150%	04/30/2020	50,000	56,450
Omnicom Group, Inc.	6.250%	07/15/2019	50,000	57,636
Time Warner Cable, Inc.	6.750%	07/01/2018	25,000	28,688
Time Warner Cable, Inc.	4.000%	09/01/2021	25,000	26,459
Time Warner Cable, Inc.	5.875%	11/15/2040	50,000	59,936
Time Warner Cable, Inc.	5.500%	09/01/2041	25,000	28,624

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Media – (continued)
Time Warner, Inc.	3.550%	06/01/2024	$25,000	$25,090
Time Warner, Inc.	6.500%	11/15/2036	50,000	63,442
Time Warner, Inc.	4.650%	06/01/2044	25,000	25,822
Viacom, Inc.	2.200%	04/01/2019	25,000	24,693
Viacom, Inc.	4.850%	12/15/2034	50,000	51,420
Viacom, Inc.	4.875%	06/15/2043	25,000	24,917
Walt Disney Co. (The)	1.100%	12/01/2017	25,000	24,836
Walt Disney Co. (The)	5.500%	03/15/2019	25,000	28,560
WPP Finance 2010	3.625%	09/07/2022	50,000	50,842

				971,527

Metals & Mining – 0.5%
Barrick Gold Corp.	5.250%	04/01/2042	25,000	23,726
Barrick North America Finance LLC	4.400%	05/30/2021	25,000	25,258
BHP Billiton Finance USA, Ltd.	1.625%	02/24/2017	50,000	50,407
BHP Billiton Finance USA, Ltd.	4.125%	02/24/2042	25,000	24,710
Freeport-McMoRan, Inc.	2.375%	03/15/2018	25,000	24,656
Freeport-McMoRan, Inc.	3.550%	03/01/2022	25,000	23,523
Freeport-McMoRan, Inc.	4.550%	11/14/2024	25,000	24,237
Newmont Mining Corp.	3.500%	03/15/2022	25,000	23,411
Nucor Corp.	4.000%	08/01/2023	25,000	26,222
Rio Tinto Finance USA PLC	2.250%	12/14/2018	25,000	24,994
Rio Tinto Finance USA PLC	3.500%	03/22/2022	25,000	25,117
Rio Tinto Finance USA PLC	4.125%	08/21/2042	50,000	47,837
Teck Resources, Ltd.	5.200%	03/01/2042	50,000	40,423
Vale Overseas, Ltd.	4.375%	01/11/2022	25,000	24,006
Vale Overseas, Ltd.	8.250%	01/17/2034	25,000	30,121

				438,648

Multi-National – 1.6%
African Development Bank	0.875%	05/15/2017	25,000	24,947
Asian Development Bank	1.750%	09/11/2018	50,000	50,505
Asian Development Bank	2.125%	11/24/2021	75,000	75,272
Council Of Europe Development Bank	1.125%	05/31/2018	25,000	24,775
European Bank for Reconstruction & Development	1.000%	09/17/2018	50,000	49,136
European Bank for Reconstruction & Development	1.625%	11/15/2018	25,000	25,082
European Investment Bank	0.625%	04/15/2016	75,000	75,139
European Investment Bank	0.500%	08/15/2016	100,000	99,809
European Investment Bank	0.875%	04/18/2017	50,000	49,964
European Investment Bank	1.000%	06/15/2018	50,000	49,369
European Investment Bank	1.875%	03/15/2019	50,000	50,547

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Multi-National – (continued)
European Investment Bank	1.750%	06/17/2019	$25,000	$25,086
European Investment Bank	2.500%	04/15/2021	50,000	51,458
European Investment Bank	2.125%	10/15/2021	50,000	50,226
European Investment Bank	2.500%	10/15/2024	25,000	25,344
Export-Import Bank of Korea	5.125%	06/29/2020	100,000	112,654
Inter-American Development Bank	0.625%	09/12/2016	25,000	24,992
Inter-American Development Bank	1.375%	10/18/2016	50,000	50,620
Inter-American Development Bank	1.250%	01/16/2018	25,000	25,011
Inter-American Development Bank	1.750%	10/15/2019	75,000	75,122
Inter-American Development Bank	2.125%	11/09/2020	25,000	25,255
International Bank for Reconstruction & Development	1.000%	09/15/2016	100,000	100,580
International Bank for Reconstruction & Development	0.750%	12/15/2016	25,000	25,008
International Bank for Reconstruction & Development	1.875%	03/15/2019	25,000	25,320
International Bank for Reconstruction & Development	2.125%	11/01/2020	25,000	25,289
International Bank for Reconstruction & Development	2.500%	11/25/2024	50,000	50,650
International Bank for Reconstruction & Development	4.750%	02/15/2035	25,000	31,977

				1,299,137

Multi-Utilities – 0.1%
American Water Capital Corp.	3.400%	03/01/2025	25,000	25,371
DTE Energy Co.	2.400%	12/01/2019	25,000	24,970
Midamerican Funding LLC	6.927%	03/01/2029	50,000	65,554

				115,895

Multiline Retail – 0.1%
Kohl’s Corp.	6.875%	12/15/2037	25,000	31,570
Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	25,000	25,197
Target Corp.	2.300%	06/26/2019	25,000	25,239

				82,006

Oil, Gas & Consumable Fuels – 3.4%
Anadarko Petroleum Corp.	6.200%	03/15/2040	25,000	28,966
Anadarko Petroleum Corp.	4.500%	07/15/2044	50,000	48,051
Apache Corp.	3.250%	04/15/2022	25,000	24,531
Apache Corp.	6.000%	01/15/2037	50,000	53,191
Baker Hughes, Inc.	3.200%	08/15/2021	25,000	25,038
BP Capital Markets PLC	1.375%	05/10/2018	25,000	24,514
BP Capital Markets PLC	2.237%	05/10/2019	25,000	24,775
BP Capital Markets PLC	3.561%	11/01/2021	50,000	50,871
BP Capital Markets PLC	3.814%	02/10/2024	25,000	25,153
Buckeye Partners L.P.	4.875%	02/01/2021	25,000	26,190

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Natural Resources, Ltd.	3.450%	11/15/2021	$25,000	$24,692
Canadian Natural Resources, Ltd.	3.900%	02/01/2025	25,000	24,603
CenterPoint Energy, Inc.	6.500%	05/01/2018	100,000	113,758
Chevron Corp.	1.718%	06/24/2018	25,000	25,092
Chevron Corp.	3.191%	06/24/2023	25,000	25,248
ConocoPhillips	5.750%	02/01/2019	25,000	28,336
ConocoPhillips	6.000%	01/15/2020	50,000	58,092
ConocoPhillips Holding Co.	6.950%	04/15/2029	50,000	66,425
Continental Resources, Inc.	3.800%	06/01/2024	25,000	22,206
DCP Midstream Operating L.P.	2.500%	12/01/2017	25,000	24,910
Devon Energy Corp.	3.250%	05/15/2022	25,000	24,368
Ecopetrol SA	7.375%	09/18/2043	50,000	53,500
Enbridge Energy Partners L.P.	4.200%	09/15/2021	25,000	25,968
Energy Transfer Partners L.P.	6.700%	07/01/2018	50,000	56,181
Energy Transfer Partners L.P.	5.150%	02/01/2043	25,000	24,466
Ensco PLC	3.250%	03/15/2016	25,000	25,482
Enterprise Products Operating LLC	6.500%	01/31/2019	25,000	28,609
Enterprise Products Operating LLC	4.850%	03/15/2044	50,000	51,842
Hess Corp.	5.600%	02/15/2041	25,000	26,431
Husky Energy, Inc.	4.000%	04/15/2024	50,000	48,957
Kinder Morgan Energy Partners L.P.	3.500%	03/01/2021	25,000	24,488
Kinder Morgan Energy Partners L.P.	5.400%	09/01/2044	50,000	50,021
Kinder Morgan, Inc.	3.050%	12/01/2019	25,000	24,655
Kinder Morgan, Inc.	4.300%	06/01/2025	75,000	75,160
Marathon Oil Corp.	2.800%	11/01/2022	25,000	23,120
Marathon Petroleum Corp.	3.625%	09/15/2024	50,000	48,604
Nexen Energy ULC	5.875%	03/10/2035	100,000	116,693
Noble Energy, Inc.	5.250%	11/15/2043	25,000	25,011
Noble Holding International, Ltd.	6.200%	08/01/2040	25,000	22,156
Occidental Petroleum Corp.	4.100%	02/01/2021	25,000	26,498
ONEOK Partners L.P.	3.375%	10/01/2022	25,000	22,938
Petro-Canada	5.350%	07/15/2033	25,000	28,170
Petrobras Global Finance BV	3.250%	03/17/2017	25,000	23,605
Petrobras Global Finance BV	3.000%	01/15/2019	50,000	44,379
Petrobras Global Finance BV	6.250%	03/17/2024	75,000	71,836
Petrobras International Finance Co. SA	5.875%	03/01/2018	50,000	49,130
Petroleos Mexicanos	3.500%	07/18/2018	25,000	25,437
Petroleos Mexicanos	3.500%	01/30/2023	25,000	23,813
Petroleos Mexicanos	4.250%	01/15/2025	25,000	24,750
Petroleos Mexicanos	5.500%	06/27/2044	25,000	25,500

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Petroleos Mexicanos(c)	6.375%	01/23/2045	$150,000	$170,250
Plains All American Pipeline L.P. / PAA Finance Corp.	3.600%	11/01/2024	25,000	24,502
Shell International Finance BV	0.900%	11/15/2016	25,000	24,913
Shell International Finance BV	4.300%	09/22/2019	25,000	27,336
Shell International Finance BV	5.500%	03/25/2040	25,000	30,395
Spectra Energy Partners L.P.	2.950%	09/25/2018	25,000	25,297
Statoil ASA	1.950%	11/08/2018	25,000	24,902
Statoil ASA	2.650%	01/15/2024	75,000	71,705
Statoil ASA	3.700%	03/01/2024	25,000	25,857
Suncor Energy, Inc.	3.600%	12/01/2024	25,000	24,642
Sunoco Logistics Partners Operations L.P.	5.350%	05/15/2045	25,000	25,123
Total Capital International SA	0.750%	01/25/2016	11,000	11,003
Total Capital International SA	2.700%	01/25/2023	50,000	48,360
Total Capital International SA	3.750%	04/10/2024	25,000	25,904
Total Capital SA	2.125%	08/10/2018	25,000	25,164
TransCanada PipeLines, Ltd.	7.625%	01/15/2039	25,000	33,917
TransCanada PipeLines, Ltd.(a)	6.350%	05/15/2067	25,000	24,125
Transocean, Inc.	6.375%	12/15/2021	50,000	45,750
Transocean, Inc.	3.800%	10/15/2022	25,000	19,938
Valero Energy Corp.	6.125%	02/01/2020	25,000	28,147
Williams Partners L.P.	5.250%	03/15/2020	25,000	26,811
Williams Partners L.P.	3.900%	01/15/2025	50,000	47,699
XTO Energy, Inc.	6.750%	08/01/2037	25,000	35,316

				2,733,466

Paper & Forest Products – 0.1%
Georgia-Pacific LLC	7.750%	11/15/2029	25,000	34,491
International Paper Co.	3.650%	06/15/2024	25,000	24,952

				59,443

Personal Products – 0.0%(b)
Estee Lauder Cos., Inc. (The)	3.700%	08/15/2042	25,000	23,645

Pharmaceuticals – 0.8%
AbbVie, Inc.	1.750%	11/06/2017	25,000	24,980
AbbVie, Inc.	2.900%	11/06/2022	25,000	24,561
Actavis, Inc.	1.875%	10/01/2017	25,000	24,865
AstraZeneca PLC	4.000%	09/18/2042	25,000	25,013
Bristol-Myers Squibb Co.	1.750%	03/01/2019	25,000	24,795
Eli Lilly & Co.	5.550%	03/15/2037	25,000	30,387
Express Scripts Holding Co.	2.250%	06/15/2019	25,000	24,731
GlaxoSmithKline Capital, Inc.	2.800%	03/18/2023	50,000	49,083

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
GlaxoSmithKline Capital, Inc.	4.200%	03/18/2043	$25,000	$25,513
Johnson & Johnson	5.550%	08/15/2017	25,000	27,779
Johnson & Johnson	3.375%	12/05/2023	25,000	26,588
McKesson Corp.	2.284%	03/15/2019	25,000	24,918
Merck & Co., Inc.	2.400%	09/15/2022	25,000	24,287
Merck & Co., Inc.	3.600%	09/15/2042	25,000	24,078
Mylan, Inc.	1.800%	06/24/2016	25,000	25,128
Novartis Capital Corp.	3.400%	05/06/2024	25,000	25,967
Novartis Securities Investment, Ltd.	5.125%	02/10/2019	25,000	28,060
Pfizer, Inc.	3.400%	05/15/2024	25,000	25,824
Teva Pharmaceutical Finance IV LLC	2.250%	03/18/2020	25,000	24,449
Wyeth LLC	5.450%	04/01/2017	50,000	54,646
Wyeth LLC	6.000%	02/15/2036	25,000	31,889
Zoetis, Inc.	4.700%	02/01/2043	50,000	50,801

				648,342

Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp.	3.400%	02/15/2019	25,000	25,418
American Tower Corp.	3.500%	01/31/2023	50,000	48,375
AvalonBay Communities, Inc.	2.950%	09/15/2022	25,000	24,368
Boston Properties L.P.	3.850%	02/01/2023	25,000	25,901
Brandywine Operating Partnership L.P.	4.100%	10/01/2024	25,000	25,050
DDR Corp.	3.500%	01/15/2021	25,000	25,099
Duke Realty L.P.	3.875%	02/15/2021	25,000	25,805
ERP Operating L.P.	2.375%	07/01/2019	50,000	49,723
HCP, Inc.	2.625%	02/01/2020	25,000	24,670
Health Care REIT, Inc.	5.250%	01/15/2022	50,000	55,331
Hospitality Properties Trust	4.500%	06/15/2023	25,000	25,445
Realty Income Corp.	4.125%	10/15/2026	50,000	51,017
Simon Property Group L.P.	2.150%	09/15/2017	25,000	25,433
Simon Property Group L.P.	5.650%	02/01/2020	25,000	28,680
Tanger Properties L.P.	3.875%	12/01/2023	25,000	25,595
Ventas Realty L.P.	1.550%	09/26/2016	25,000	25,095
Weyerhaeuser Co.	4.625%	09/15/2023	25,000	26,603

				537,608

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC	3.750%	04/01/2024	25,000	26,100
Burlington Northern Santa Fe LLC	4.450%	03/15/2043	50,000	52,397
Burlington Northern Santa Fe LLC	4.550%	09/01/2044	25,000	26,828
Canadian National Railway Co.	2.950%	11/21/2024	50,000	49,897

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Road & Rail – (continued)
CSX Corp.	3.400%	08/01/2024	$25,000	$25,353
Norfolk Southern Corp.	3.000%	04/01/2022	25,000	24,994
Ryder System, Inc.	2.450%	09/03/2019	25,000	24,720
Union Pacific Corp.	4.750%	12/15/2043	25,000	28,184

				258,473

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.	1.950%	10/01/2016	25,000	25,421
Intel Corp.	3.300%	10/01/2021	25,000	26,070
Texas Instruments, Inc.	2.750%	03/12/2021	25,000	25,245

				76,736

Software – 0.3%
Microsoft Corp.	1.000%	05/01/2018	25,000	24,662
Microsoft Corp.	3.625%	12/15/2023	25,000	26,736
Microsoft Corp.	5.200%	06/01/2039	50,000	60,204
Oracle Corp.	2.375%	01/15/2019	25,000	25,405
Oracle Corp.	2.250%	10/08/2019	75,000	75,148
Oracle Corp.	4.500%	07/08/2044	50,000	54,209

				266,364

Specialty Retail – 0.3%
Costco Wholesale Corp.	1.125%	12/15/2017	25,000	24,817
CVS Health Corp.	4.000%	12/05/2023	25,000	26,459
Home Depot, Inc. (The)	2.250%	09/10/2018	25,000	25,453
Home Depot, Inc. (The)	3.750%	02/15/2024	25,000	26,604
Lowe’s Cos., Inc.	4.250%	09/15/2044	25,000	26,307
QVC, Inc.	5.450%	08/15/2034	50,000	49,014
Starbucks Corp.	3.850%	10/01/2023	25,000	26,634

				205,288

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	1.050%	05/05/2017	25,000	24,983
Apple, Inc.	2.850%	05/06/2021	25,000	25,546
Apple, Inc.	2.400%	05/03/2023	25,000	24,326
Apple, Inc.	3.850%	05/04/2043	25,000	24,971
EMC Corp.	1.875%	06/01/2018	25,000	24,851
Fidelity National Information Services, Inc.	3.875%	06/05/2024	25,000	25,156
Hewlett-Packard Co.	5.400%	03/01/2017	25,000	26,943
Hewlett-Packard Co.	2.750%	01/14/2019	25,000	25,137
Hewlett-Packard Co.	4.050%	09/15/2022	25,000	25,457
International Business Machines Corp.	1.875%	05/15/2019	100,000	99,246

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
International Business Machines Corp.	5.875%	11/29/2032	$25,000	$31,896
Seagate HDD Cayman	4.750%	06/01/2023	50,000	51,875

				410,387

Tobacco – 0.3%
Altria Group, Inc.	2.625%	01/14/2020	50,000	49,972
Altria Group, Inc.	4.000%	01/31/2024	25,000	26,056
Altria Group, Inc.	4.500%	05/02/2043	25,000	25,092
Lorillard Tobacco Co.	3.750%	05/20/2023	25,000	24,726
Philip Morris International, Inc.	1.875%	01/15/2019	50,000	49,708
Philip Morris International, Inc.	4.500%	03/26/2020	25,000	27,496
Philip Morris International, Inc.	4.125%	03/04/2043	25,000	24,623

				227,673

Trading Companies & Distributors – 0.1%
GATX Corp.	2.500%	03/15/2019	50,000	49,750

Wireless Telecommunication Services – 0.7%
AT&T, Inc.	0.900%	02/12/2016	25,000	24,965
AT&T, Inc.	2.300%	03/11/2019	25,000	24,994
AT&T, Inc.	3.900%	03/11/2024	25,000	25,619
AT&T, Inc.	4.800%	06/15/2044	50,000	50,812
BellSouth Corp.	6.550%	06/15/2034	50,000	63,219
Deutsche Telekom International Finance BV	5.750%	03/23/2016	75,000	79,166
Orange SA	2.750%	02/06/2019	25,000	25,333
Telefonica Europe BV	8.250%	09/15/2030	25,000	34,788
Telefonos de Mexico S.A.B. de C.V.	5.500%	11/15/2019	100,000	112,644
Vodafone Group PLC	1.500%	02/19/2018	25,000	24,506
Vodafone Group PLC	2.950%	02/19/2023	25,000	23,958
Vodafone Group PLC	4.375%	02/19/2043	50,000	48,488

				538,492

TOTAL CORPORATE BONDS (Cost $21,097,568)				21,153,141

FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Brazilian Government International Bond	5.875%	01/15/2019	100,000	111,250
Brazilian Government International Bond	5.625%	01/07/2041	100,000	108,000
Canada Government International Bond	1.625%	02/27/2019	50,000	50,182
Colombia Government International Bond	7.375%	09/18/2037	100,000	135,000
Export Development Canada	1.250%	10/26/2016	25,000	25,246
Italy Government International Bond	5.250%	09/20/2016	100,000	106,632
Mexico Government International Bond	3.500%	01/21/2021	100,000	101,850

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Mexico Government International Bond	6.050%	01/11/2040	$30,000	$36,900
Mexico Government International Bond	4.750%	03/08/2044	50,000	52,125
Panama Government International Bond	6.700%	01/26/2036	50,000	63,875
Peruvian Government International Bond	5.625%	11/18/2050	50,000	58,750
Philippine Government International Bond	7.750%	01/14/2031	100,000	144,500
Poland Government International Bond	5.000%	03/23/2022	50,000	55,969
Province of British Columbia Canada	2.650%	09/22/2021	50,000	51,544
Province of Manitoba Canada	1.125%	06/01/2018	25,000	24,730
Province of Nova Scotia Canada	5.125%	01/26/2017	25,000	27,086
Province of Ontario Canada	1.100%	10/25/2017	50,000	49,716
Province of Ontario Canada	4.400%	04/14/2020	50,000	55,699
Province of Ontario Canada	2.500%	09/10/2021	25,000	25,164
Province of Quebec Canada	2.750%	08/25/2021	50,000	51,119
Province of Quebec Canada	2.625%	02/13/2023	50,000	50,120
South Africa Government International Bond	6.875%	05/27/2019	100,000	114,188
Turkey Government International Bond	6.750%	04/03/2018	100,000	111,525
Turkey Government International Bond	6.875%	03/17/2036	100,000	124,083
Uruguay Government International Bond	5.100%	06/18/2050	50,000	51,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,768,681)				1,786,253

U.S. GOVERNMENT AGENCY MBS TBA – 23.4%
Fannie Mae TBA(d)	3.000%	01/01/2030	1,000,000	1,039,062
Fannie Mae TBA(d)	3.500%	01/01/2030	125,000	132,012
Fannie Mae TBA(d)	4.000%	01/01/2030	300,000	318,188
Fannie Mae TBA(d)	4.500%	01/01/2030	200,000	210,000
Fannie Mae TBA(d)	3.000%	01/01/2045	1,750,000	1,771,328
Fannie Mae TBA(d)	3.500%	01/01/2045	2,000,000	2,085,625
Fannie Mae TBA(d)	4.000%	01/01/2045	1,500,000	1,601,250
Freddie Mac TBA(d)	2.500%	01/01/2030	1,000,000	1,017,031
Freddie Mac TBA(d)	3.500%	01/01/2030	500,000	527,734
Freddie Mac TBA(d)	3.000%	01/01/2045	750,000	757,910
Freddie Mac TBA(d)	3.500%	01/01/2045	1,000,000	1,040,234
Freddie Mac TBA(d)	4.000%	01/01/2045	1,400,000	1,492,750
Freddie Mac TBA(d)	4.500%	01/01/2045	200,000	216,813
Freddie Mac TBA(d)	5.000%	01/01/2045	1,250,000	1,377,930
Government National Mortgage Association TBA(d)	3.000%	01/01/2045	1,250,000	1,278,516
Government National Mortgage Association TBA(d)	3.500%	01/01/2045	1,650,000	1,732,371
Government National Mortgage Association TBA(d)	4.000%	01/01/2045	250,000	268,262
Government National Mortgage Association TBA(d)	4.000%	01/01/2045	800,000	857,437
Government National Mortgage Association TBA(d)	4.500%	01/01/2045	150,000	163,875
Government National Mortgage Association TBA(d)	4.500%	01/01/2045	350,000	382,484

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA – (continued)
Government National Mortgage Association TBA(d)	5.000%	01/01/2045	$125,000	$137,715
Government National Mortgage Association TBA(d)	5.000%	01/01/2045	250,000	273,555

TOTAL U.S. GOVERNMENT AGENCY MBS TBA (Cost $18,601,504)				18,682,082

U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.2%
Fannie Mae	0.750%	03/04/2016	75,000	75,078
Fannie Mae	0.500%	03/30/2016	75,000	75,010
Fannie Mae	5.375%	07/15/2016	50,000	53,680
Fannie Mae	0.625%	08/26/2016	50,000	50,022
Fannie Mae	1.250%	09/28/2016	75,000	75,816
Fannie Mae	0.750%	04/20/2017	75,000	74,815
Fannie Mae	2.000%	09/26/2017	75,000	76,503
Fannie Mae	1.000%	09/27/2017	100,000	99,810
Fannie Mae	1.532%	10/25/2017	80,715	81,161
Fannie Mae	0.875%	10/26/2017	75,000	74,520
Fannie Mae	0.875%	05/21/2018	50,000	49,291
Fannie Mae	4.000%	09/01/2019	234,888	248,790
Fannie Mae	1.750%	09/12/2019	75,000	75,188
Fannie Mae	2.940%	07/25/2021	140,000	144,276
Fannie Mae	2.385%	03/25/2023	48,478	48,097
Fannie Mae	2.625%	09/06/2024	75,000	76,015
Fannie Mae	3.500%	11/01/2025	124,463	131,698
Fannie Mae	3.500%	01/01/2027	142,436	150,716
Fannie Mae	3.500%	10/01/2029	97,620	103,203
Fannie Mae	7.250%	05/15/2030	75,000	116,229
Fannie Mae	5.500%	02/01/2037	98,388	109,992
Fannie Mae	5.500%	09/01/2040	150,618	168,336
Fannie Mae	4.500%	12/01/2040	400,000	434,594
Fannie Mae	5.500%	09/01/2041	245,439	274,308
Fannie Mae	4.500%	01/01/2042	198,145	215,310
Fannie Mae	4.500%	09/01/2043	300,000	325,945
Fannie Mae	4.500%	09/01/2043	99,914	108,481
Fannie Mae	4.500%	11/01/2043	199,920	217,063
Fannie Mae	4.500%	06/01/2044	300,024	325,880
Fannie Mae	3.500%	10/01/2044	99,082	103,411
Fannie Mae	4.000%	10/01/2044	98,370	105,064
Federal Farm Credit Banks	3.500%	12/20/2023	50,000	54,278
Federal Home Loan Bank	2.000%	09/09/2016	25,000	25,568
Federal Home Loan Bank	0.625%	11/23/2016	100,000	99,934
Federal Home Loan Bank	0.625%	12/28/2016	50,000	49,915
Federal Home Loan Bank	0.850%	02/27/2017	50,000	49,976

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Federal Home Loan Bank	0.875%	05/24/2017	$75,000	$74,973
Federal Home Loan Bank	1.000%	06/21/2017	100,000	100,178
Federal Home Loan Bank	1.200%	05/24/2018	50,000	49,557
Federal Home Loan Bank	1.875%	03/08/2019	50,000	50,509
Federal Home Loan Bank	2.250%	06/11/2021	75,000	75,650
Federal Home Loan Bank	2.875%	09/13/2024	50,000	51,196
Federal Home Loan Mortgage Corp.	0.700%	09/27/2016	75,000	74,960
Federal Home Loan Mortgage Corp.	0.700%	09/29/2016	50,000	49,972
Federal Home Loan Mortgage Corp.	0.875%	10/14/2016	100,000	100,409
Federal Home Loan Mortgage Corp.	0.875%	02/22/2017	75,000	75,139
Federal Home Loan Mortgage Corp.	1.000%	04/07/2017	50,000	49,980
Federal Home Loan Mortgage Corp.	5.000%	04/18/2017	100,000	109,406
Federal Home Loan Mortgage Corp.	1.000%	06/29/2017	50,000	50,059
Federal Home Loan Mortgage Corp.	1.000%	09/29/2017	100,000	99,788
Federal Home Loan Mortgage Corp.	0.875%	03/07/2018	75,000	74,137
Federal Home Loan Mortgage Corp.	1.250%	10/02/2019	75,000	73,466
Federal Home Loan Mortgage Corp.	6.750%	09/15/2029	75,000	110,647
Freddie Mac	3.320%	07/25/2020	68,641	71,766
Freddie Mac	3.111%	02/25/2023	100,000	103,760
Freddie Mac	2.500%	10/01/2029	98,649	100,435
Freddie Mac	4.000%	04/01/2042	99,201	105,834
Government National Mortgage Association	5.000%	10/15/2041	181,528	199,893
Government National Mortgage Association	4.000%	02/20/2042	67,301	72,190
Government National Mortgage Association	4.000%	07/20/2042	43,792	46,973
Government National Mortgage Association	4.500%	01/20/2044	472,730	516,531
Government National Mortgage Association	4.000%	08/20/2044	121,124	129,916
Government National Mortgage Association	3.500%	10/20/2044	149,242	156,893
Tennessee Valley Authority	3.500%	12/15/2042	50,000	49,967

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,345,828)				7,372,157

U.S. TREASURY OBLIGATIONS – 36.0%
U.S. Treasury Note(e)	0.375%	03/15/2016	750,000	749,993
U.S. Treasury Note(e)	0.375%	04/30/2016	500,000	499,800
U.S. Treasury Note(e)	0.500%	06/15/2016	725,000	725,428
U.S. Treasury Note(e)	0.625%	08/15/2016	1,000,000	1,001,250
U.S. Treasury Note(e)	0.500%	08/31/2016	1,000,000	999,260
U.S. Treasury Note(e)	3.000%	08/31/2016	800,000	832,440
U.S. Treasury Note(e)	0.500%	09/30/2016	1,700,000	1,697,603
U.S. Treasury Note(e)	0.625%	10/15/2016	500,000	500,135
U.S. Treasury Note(e)	0.500%	11/30/2016	300,000	299,250
U.S. Treasury Note(e)	0.625%	12/31/2016	350,000	349,632

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Note(e)	0.875%	01/31/2017	$300,000	$300,903
U.S. Treasury Note(e)	1.000%	03/31/2017	750,000	753,255
U.S. Treasury Note(e)	0.500%	07/31/2017	750,000	741,330
U.S. Treasury Note(e)	1.000%	09/15/2017	1,150,000	1,150,230
U.S. Treasury Note(e)	1.875%	09/30/2017	500,000	511,465
U.S. Treasury Note(e)	0.875%	11/15/2017	750,000	746,160
U.S. Treasury Note(e)	1.000%	12/15/2017	600,000	598,620
U.S. Treasury Note(e)	2.625%	01/31/2018	750,000	783,045
U.S. Treasury Note(e)	2.625%	04/30/2018	750,000	784,013
U.S. Treasury Note(e)	4.000%	08/15/2018	250,000	274,140
U.S. Treasury Note(e)	1.375%	09/30/2018	100,000	99,902
U.S. Treasury Note(e)	1.250%	11/30/2018	1,000,000	992,660
U.S. Treasury Note(e)	1.375%	02/28/2019	500,000	497,185
U.S. Treasury Note(e)	1.000%	08/31/2019	500,000	486,250
U.S. Treasury Note(e)	1.625%	08/31/2019	1,450,000	1,451,131
U.S. Treasury Note(e)	1.000%	09/30/2019	500,000	486,270
U.S. Treasury Note(e)	1.000%	11/30/2019	750,000	727,470
U.S. Treasury Note(e)	1.500%	11/30/2019	985,000	978,617
U.S. Treasury Note(e)	1.625%	12/31/2019	250,000	249,630
U.S. Treasury Note(e)	2.125%	08/31/2020	750,000	763,005
U.S. Treasury Note(e)	2.000%	05/31/2021	750,000	753,368
U.S. Treasury Note(e)	2.000%	08/31/2021	1,000,000	1,002,770
U.S. Treasury Note(e)	2.000%	11/15/2021	500,000	501,660
U.S. Treasury Note(e)	2.000%	02/15/2023	500,000	497,635
U.S. Treasury Note(e)	1.750%	05/15/2023	250,000	243,232
U.S. Treasury Note(e)	2.375%	08/15/2024	800,000	814,312
U.S. Treasury Bond(e)	5.250%	11/15/2028	500,000	671,055
U.S. Treasury Bond(e)	4.375%	02/15/2038	650,000	851,272
U.S. Treasury Bond(e)	3.500%	02/15/2039	500,000	574,865
U.S. Treasury Bond(e)	4.250%	11/15/2040	500,000	647,580
U.S. Treasury Bond(e)	3.000%	05/15/2042	300,000	315,528
U.S. Treasury Bond(e)	2.750%	11/15/2042	200,000	199,938
U.S. Treasury Bond(e)	3.625%	08/15/2043	150,000	176,520
U.S. Treasury Bond(e)	3.125%	08/15/2044	500,000	538,165

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,484,713)				28,817,972

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.2%
Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	04/10/2046	75,000	75,738
COMM 2013-CCRE8 Mortgage Trust	3.334%	06/10/2046	65,000	66,848
COMM 2013-LC6 Mortgage Trust	1.906%	01/10/2046	75,000	75,233
Commercial Mortgage Pass Through Certificates	3.644%	12/10/2047	100,000	103,878

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE BACKED SECURITIES – (continued)
GS Mortgage Securities Trust 2013-GC13	4.038%	07/10/2046	$80,000	$87,086
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15	5.814%	06/12/2043	84,377	88,580
JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	02/15/2047	50,000	54,055
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	1.689%	12/15/2048	90,000	89,619
Morgan Stanley Capital I Trust 2007-HQ11	5.447%	02/12/2044	100,000	106,692
Wachovia Bank Commercial Mortgage Trust Series 2006-C26	6.011%	06/15/2045	50,000	52,762
Wells Fargo Commercial Mortgage Trust 2014-LC16	1.294%	08/15/2050	83,382	82,778
WFRBS Commercial Mortgage Trust 2014-C19	3.660%	03/15/2047	75,000	78,333

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $964,674)				961,602

ASSET BACKED SECURITIES – 0.5%
Automobiles – 0.2%
CarMax Auto Owner Trust 2013-3	0.970%	04/16/2018	105,000	105,131
Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/2018	65,000	64,640

				169,771

Credit Card Receivables – 0.3%
Capital One Multi-Asset Execution Trust	1.480%	07/15/2020	30,000	29,994
Citibank Credit Card Issuance Trust	5.350%	02/07/2020	100,000	111,093
Citibank Credit Card Issuance Trust	2.880%	01/23/2023	100,000	102,769

				243,856

TOTAL ASSET BACKED SECURITIES (Cost $412,359)				413,627

MUNICIPAL BONDS & NOTES – 0.2%
California – 0.2%
Los Angeles Department of Water & Power	5.716%	07/01/2039	100,000	126,456
Los Angeles Unified School District	5.750%	07/01/2034	25,000	31,547

TOTAL MUNICIPAL BONDS & NOTES (Cost $157,896)				158,003

SHORT TERM INVESTMENTS – 24.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(f)(g)(h) (Cost $19,953,875)			19,953,875	19,953,875

TOTAL INVESTMENTS (Cost $98,787,098) – 124.0%				99,298,712
Other Assets & Liabilities – (24.0)%				(19,254,242)

NET ASSETS – 100.0%				$80,044,470

(a)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2014

(b)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $170,250 or 0.21% of net assets as of December 31, 2014.

(d)	When-issued security

(e)	Security, or a portion of the security has been designated as collateral for TBA securities.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Affiliated Fund managed by SSGA Fund Management, Inc. See table that follows for more information.

(h)	Value is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Abbreviations
MBS	Mortgage Backed Securities
PLC	Public Limited Company
TBA	To Be Announced

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of shares held at 9/19/14*	Shares purchased for the period ended 12/31/14	Shares sold for the period ended 12/31/14	Number of shares held at 12/31/14	Value at 12/31/14	Income earned for the period ended 12/31/14
State Street Institutional Liquid Reserves Fund, Premier Class	–	84,349,216	64,395,341	19,953,875	$19,953,875	$3,033

*	Commencement of operations.

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Common Stocks	97.7%
Rights	0.0 **
Short Term Investments	1.2
Other Assets in Excess of Liabilities	1.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2014
Financials	27.9%
Consumer Discretionary	10.6
Industrials	10.4
Consumer Staples	10.1
Health Care	8.2
Total	67.2%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Australia – 5.0%
AGL Energy, Ltd.	1,517	$16,531
ALS, Ltd.	911	3,951
Alumina, Ltd.(a)	5,703	8,284
Amcor, Ltd.	2,725	30,059
AMP, Ltd.	6,679	29,793
APA Group	2,516	15,356
Asciano, Ltd.	2,202	10,807
ASX, Ltd.	437	13,075
Aurizon Holdings, Ltd.	4,826	18,125
AusNet Services	3,946	4,273
Australia & New Zealand Banking Group, Ltd.	8,030	209,382
Bank of Queensland, Ltd.	842	8,341
Bendigo & Adelaide Bank, Ltd.	980	10,209
BHP Billiton, Ltd.	8,903	211,760
Boral, Ltd.	1,767	7,598
Brambles, Ltd.	3,529	30,464
Caltex Australia, Ltd.	305	8,460
Coca-Cola Amatil, Ltd.	1,293	9,808
Cochlear, Ltd.	129	8,161
Commonwealth Bank of Australia	4,455	310,140
Computershare, Ltd.	1,068	10,238
Crown Resorts, Ltd.	822	8,465
CSL, Ltd.	1,419	100,152
Dexus Property Group REIT	2,044	11,586
Federation Centres REIT	3,224	7,521
Flight Centre Travel Group, Ltd.	125	3,314
Fortescue Metals Group, Ltd.	3,516	7,767
Goodman Group REIT	3,901	18,026
GPT Group (The) REIT	3,806	13,479
Harvey Norman Holdings, Ltd.	1,254	3,428
Iluka Resources, Ltd.	945	4,554
Incitec Pivot, Ltd.	3,808	9,871
Insurance Australia Group, Ltd.	5,288	26,874
Leighton Holdings, Ltd.	229	4,177
Lend Lease Group	1,239	16,536
Macquarie Group, Ltd.	666	31,509
Medibank Pvt, Ltd.(a)	11,545	22,769
Metcash, Ltd.	2,006	3,024
Mirvac Group REIT	8,337	12,069
National Australia Bank, Ltd.	6,975	190,504
Newcrest Mining, Ltd.(a)	1,731	15,451
Novion Property Group REIT	4,770	8,232
Orica, Ltd.	864	13,273
Origin Energy, Ltd.	2,492	23,573
Qantas Airways, Ltd.(a)	2,430	4,723
QBE Insurance Group, Ltd.	3,030	27,549
Ramsay Health Care, Ltd.	296	13,759
REA Group, Ltd.	119	4,382
Rio Tinto, Ltd.	1,367	64,275
Santos, Ltd.	2,207	14,947
Scentre Group REIT(a)	12,022	34,267
Seek, Ltd.	731	10,226
Sonic Healthcare, Ltd.	860	12,946
Stockland REIT	5,254	17,593
Suncorp Group, Ltd.	2,905	33,182
Sydney Airport	2,452	9,394
Tabcorp Holdings, Ltd.	1,723	5,826
Tatts Group, Ltd.	3,239	9,134
Telstra Corp., Ltd.	13,591	66,158
Toll Holdings, Ltd.	1,538	7,338
TPG Telecom, Ltd.	627	3,430
Transurban Group	4,068	28,505
Treasury Wine Estates, Ltd.	1,466	5,717
Wesfarmers, Ltd.	3,471	117,793
Westfield Corp. REIT(a)	4,457	32,664
Westpac Banking Corp.	8,942	240,968
Woodside Petroleum, Ltd.	2,292	71,424
Woolworths, Ltd.	3,790	94,655
WorleyParsons, Ltd.	468	3,869

		2,465,693

Austria – 0.1%
Andritz AG	164	9,013
Erste Group Bank AG	631	14,467
IMMOFINANZ AG(a)	2,167	5,485
OMV AG	333	8,812
Raiffeisen Bank International AG	265	3,959
Vienna Insurance Group AG Wiener Versicherung Gruppe	87	3,872
Voestalpine AG	253	9,973

		55,581

Belgium – 0.8%
Ageas	501	17,767
Anheuser-Busch InBev NV	2,292	257,927
Belgacom SA	343	12,420
Colruyt SA	159	7,373
Delhaize Group SA	231	16,780
Groupe Bruxelles Lambert SA	182	15,492
KBC Groep NV(a)	565	31,358
Solvay SA	134	18,102
Telenet Group Holding NV(a)	118	6,627
UCB SA	285	21,629
Umicore SA	244	9,828

		415,303

Brazil – 2.0%
AMBEV SA	15,335	95,322
Banco Bradesco SA(d)	3,700	49,471
Banco Bradesco SA(d)	5,300	68,238
Banco do Brasil SA	2,400	21,232
BB Seguridade Participacoes SA	2,000	24,008
BM&FBOVESPA SA	6,900	25,561
BRF SA	1,600	37,407
CCR SA	3,600	20,671
Cia Brasileira de Distribuicao	600	22,092
Cia Energetica de Minas Gerais	3,900	19,052
Cielo SA	2,300	36,043
Embraer SA	2,700	24,878
Estacio Participacoes SA	2,500	22,124
Gerdau SA Preference Shares	6,200	21,996
Investimentos Itau SA Preference Shares	9,500	33,118
Itau Unibanco Holding SA	8,200	106,620
JBS SA	3,600	15,160
Kroton Educacional SA	6,300	36,301
Localiza Rent a Car SA	1,800	23,977
Lojas Americanas SA	5,500	27,089
Lojas Renner SA	1,000	28,523
Petroleo Brasileiro SA	7,500	27,382
Petroleo Brasileiro SA Preference Shares	16,000	60,631

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Telefonica Brasil SA	1,300	$22,961
Tim Participacoes SA	3,900	17,327
Tractebel Energia SA	1,900	23,968
Ultrapar Participacoes SA	1,200	22,879
Vale SA(d)	8,100	58,776
Vale SA(d)	4,500	36,856

		1,029,663

Canada – 7.5%
Agnico-Eagle Mines, Ltd.	500	12,484
Agrium, Inc.	500	47,485
Alimentation Couche-Tard, Inc.	1,300	54,649
AltaGas, Ltd.	300	11,226
ARC Resources, Ltd.	700	15,206
Atco, Ltd.(Class I)	200	8,230
Bank of Montreal	1,800	127,713
Bank of Nova Scotia (The)	3,500	200,376
Barrick Gold Corp.	3,200	34,590
Baytex Energy Corp.	400	6,672
BCE, Inc.	679	31,234
BlackBerry, Ltd.(a)	1,100	12,099
Bombardier, Inc.	3,200	11,466
Brookfield Asset Management, Inc. (Class A)	1,700	85,451
CAE, Inc.	600	7,812
Cameco Corp.	900	14,803
Canadian Imperial Bank of Commerce	1,200	103,439
Canadian National Railway Co.	2,200	151,991
Canadian Natural Resources, Ltd.	3,000	93,037
Canadian Oil Sands, Ltd.	1,100	9,896
Canadian Pacific Railway, Ltd.	500	96,590
Canadian Tire Corp., Ltd. (Class A)	200	21,194
Canadian Utilities, Ltd.	300	10,596
Catamaran Corp. (Class A)(a)	500	25,953
Cenovus Energy, Inc.	2,100	43,460
CGI Group, Inc.(a)	500	19,119
CI Financial Corp.	500	13,939
Constellation Software, Inc.	100	29,824
Crescent Point Energy Corp.	1,200	27,880
Dollarama, Inc.	300	15,385
Eldorado Gold Corp.	1,600	9,780
Empire Co., Ltd. (Class A)	100	7,565
Enbridge, Inc.	2,500	128,945
EnCana Corp.	2,000	27,921
Enerplus Corp.	500	4,831
Fairfax Financial Holdings, Ltd.	100	52,560
Finning International, Inc.	400	8,713
First Capital Realty, Inc.	200	3,222
First Quantum Minerals, Ltd.	1,700	24,232
Fortis, Inc.	800	26,910
Franco-Nevada Corp.	400	19,757
George Weston, Ltd.	100	8,664
Gildan Activewear, Inc.	300	17,017
Goldcorp, Inc.	2,200	40,856
Great-West Lifeco, Inc.	700	20,300
H&R REIT	300	5,628
Husky Energy, Inc.	800	18,994
IGM Financial, Inc.	200	7,997
Imperial Oil, Ltd.	800	34,569
Industrial Alliance Insurance & Financial Services, Inc.	200	7,672
Intact Financial Corp.	300	21,718
Inter Pipeline, Ltd.	900	27,927
Keyera Corp.	200	13,999
Kinross Gold Corp.(a)	2,500	7,036
Loblaw Cos., Ltd.	600	32,205
Magna International, Inc.	700	76,083
Manulife Financial Corp.	5,900	112,983
MEG Energy Corp.(a)	300	5,064
Methanex Corp.	200	9,216
Metro, Inc.	200	16,111
National Bank of Canada	900	38,417
New Gold, Inc.(a)	1,100	4,730
Onex Corp.	200	11,649
Open Text Corp.	300	17,512
Pacific Rubiales Energy Corp.	700	4,345
Pembina Pipeline Corp.	900	32,900
Penn West Petroleum, Ltd.	1,100	2,308
Peyto Exploration & Development Corp.	300	8,669
Potash Corp. of Saskatchewan, Inc.	2,500	88,647
Power Corp. of Canada	1,000	27,421
Power Financial Corp.	600	18,742
PrairieSky Royalty, Ltd.	600	15,851
Restaurant Brands International, Inc.(a)	746	29,307
RioCan REIT	300	6,846
Rogers Communications, Inc. (Class B)	1,000	38,998
Royal Bank of Canada	4,100	284,035
Saputo, Inc.	600	18,089
Shaw Communications, Inc. (Class B)	1,100	29,773
Silver Wheaton Corp.	800	16,321
SNC-Lavalin Group, Inc.	300	11,477
Sun Life Financial, Inc.	1,900	68,766
Suncor Energy, Inc.	4,400	140,177
Talisman Energy, Inc.	2,300	18,070
Teck Resources, Ltd. (Class B)	1,300	17,823
TELUS Corp.	500	18,083
Thomson Reuters Corp.	1,000	40,466
Toronto-Dominion Bank	5,300	254,006
Tourmaline Oil Corp.(a)	400	13,365
TransAlta Corp.	600	5,450
TransCanada Corp.	2,100	103,527
Turquoise Hill Resources, Ltd.(a)	1,800	5,579
Valeant Pharmaceuticals International, Inc.(a)	1,000	143,605
Vermilion Energy, Inc.	200	9,842
Yamana Gold, Inc.	1,900	7,694

		3,694,764

Chile – 0.4%
AES Gener SA	53,702	28,409
Cencosud SA	9,119	22,790
Colbun SA	115,907	30,926
Empresa Nacional de Electricidad SA ADR	26,443	39,429

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Chile – (continued)
Empresas COPEC SA	1,918	$21,530
Enersis SA	77,873	25,081
Latam Airlines Group SA ADR(a)	2,319	27,535
SACI Falabella	3,870	25,960

		221,660

China – 3.9%
Agricultural Bank of China, Ltd. (Class H)	65,000	32,644
Bank of China, Ltd. (Class H)	213,000	119,253
Bank of Communications Co., Ltd. (Class H)	41,000	37,807
Brilliance China Automotive Holdings, Ltd.	20,000	31,887
China CITIC Bank Corp., Ltd. (Class H)	48,000	38,289
China Communications Construction Co., Ltd. (Class H)	44,000	52,724
China Construction Bank Corp.	209,000	169,562
China Life Insurance Co., Ltd. (Class H)	23,000	89,774
China Longyuan Power Group Corp., Ltd. (Class H)	29,000	29,762
China Mengniu Dairy Co., Ltd.	6,000	24,602
China Merchants Bank Co., Ltd.	22,000	54,901
China Minsheng Banking Corp., Ltd. (Class H)	32,000	41,729
China National Building Material Co., Ltd. (Class H)	34,000	32,870
China Pacific Insurance Group Co., Ltd. (Class H)	8,800	43,820
China Petroleum & Chemical Corp. (Class H)	80,000	64,767
China Shenhua Energy Co., Ltd. (Class H)	10,500	30,854
China Telecom Corp., Ltd. (Class H)	50,000	29,124
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	64,000	39,820
Datang International Power Generation Co., Ltd. (Class H)	54,000	28,910
Dongfeng Motor Group Co., Ltd. (Class H)	20,000	27,907
ENN Energy Holdings, Ltd.	4,000	22,620
Evergrande Real Estate Group, Ltd.	73,000	29,529
Hengan International Group Co., Ltd.	2,000	20,862
Huaneng Power International, Inc. (Class H)	26,000	35,171
Industrial & Commercial Bank of China, Ltd. (Class H)	215,000	156,180
Kerry Properties, Ltd.	1,500	5,409
Lenovo Group, Ltd.	22,000	28,850
PetroChina Co., Ltd. (Class H)	70,000	77,638
PICC Property & Casualty Co., Ltd. (Class H)	21,800	42,179
Ping An Insurance Group Co. of China, Ltd. (Class H)	8,000	80,778
Shanghai Industrial Holdings, Ltd.	14,000	41,801
Sino Land Co., Ltd.	6,181	9,858
Sinopharm Group Co., Ltd. (Class H)	8,000	28,209
SOHO China, Ltd.	38,500	27,119
Tencent Holdings, Ltd.	14,800	212,350
Tingyi Cayman Islands Holding Corp.	12,000	27,362
Tsingtao Brewery Co., Ltd.	4,000	27,106
Want Want China Holdings, Ltd.	25,000	32,795

		1,926,822

Colombia – 0.1%
Bancolombia SA ADR	500	23,940
Ecopetrol SA ADR	700	11,984
Grupo de Inversiones Suramericana SA	1,089	18,145

		54,069

Czech Republic – 0.1%
CEZ AS	1,178	30,267

		30,267

Denmark – 1.0%
AP Moeller – Maersk A/S (Class A)	16	31,807
AP Moeller – Maersk A/S (Class B)	9	17,222
Carlsberg A/S	241	18,717
Coloplast A/S (Class B)	251	21,128
Danske Bank A/S	2,081	56,016
DSV A/S	400	12,153
Novo Nordisk A/S (Class B)	5,729	242,431
Novozymes A/S (Class B)	541	22,701
Pandora A/S	260	21,092
TDC A/S	1,800	13,719
Tryg A/S	48	5,367
Vestas Wind Systems A/S(a)	506	18,281
William Demant Holding AS(a)	51	3,871

		484,505

Egypt – 0.0%(b)
Commercial International Bank Egypt SAE	3,513	24,124

		24,124

Finland – 0.6%
Elisa Oyj	321	8,737
Fortum Oyj	1,003	21,674
Kone Oyj (Class B)	706	32,065
Metso Oyj	254	7,576
Neste Oil Oyj	290	7,027
Nokia Oyj	11,299	88,929
Nokian Renkaat Oyj	256	6,270
Orion Oyj (Class B)	225	6,985
Sampo Oyj (Class A)	1,392	65,270
Stora Enso Oyj	1,243	11,064
UPM-Kymmene Oyj	1,202	19,738
Wartsila Oyj Abp	334	14,988

		290,323

France – 6.3%
Accor SA	386	17,295
Aeroports de Paris	67	8,121
Air Liquide SA	1,062	131,039
Alcatel-Lucent(a)	6,354	22,558
Alstom SA(a)	488	15,742
Arkema SA	147	9,748

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
France – (continued)
AtoS	178	$14,086
AXA SA	5,518	127,447
BNP Paribas SA	3,025	177,762
Bollore SA	1,200	5,446
Bouygues SA	433	15,625
Bureau Veritas SA	499	11,019
Cap Gemini SA	326	23,220
Carrefour SA	1,976	60,035
Casino Guichard-Perrachon SA	128	11,779
Christian Dior SA	123	21,015
Cie de Saint-Gobain	1,430	60,202
Cie Generale des Etablissements Michelin	421	38,169
CNP Assurances	388	6,871
Credit Agricole SA	2,260	29,054
Danone	1,716	112,890
Dassault Systemes	286	17,405
Edenred	459	12,745
Electricite de France SA	546	14,993
Essilor International SA	632	70,352
Eurazeo SA	85	5,937
Eutelsat Communications SA	364	11,767
Fonciere Des Regions REIT	64	5,922
GDF Suez	4,318	100,848
Gecina SA REIT	64	8,010
Groupe Eurotunnel SA	1,056	13,631
Hermes International	93	33,161
ICADE REIT	84	6,726
Iliad SA	59	14,173
Imerys SA	77	5,678
JCDecaux SA	152	5,220
Kering	171	32,876
Klepierre REIT	225	9,691
L’Oreal SA	740	124,236
Lafarge SA	422	29,618
Lagardere SCA	266	6,904
Legrand SA	600	31,409
LVMH Moet Hennessy Louis Vuitton SA	847	133,940
Natixis	2,104	13,835
Numericable-SFR(a)	435	21,450
Orange SA	5,557	94,504
Pernod Ricard SA	653	72,403
Peugeot SA(a)	884	10,784
Publicis Groupe SA	410	29,365
Remy Cointreau SA	54	3,607
Renault SA	434	31,715
Rexel SA	610	10,893
Safran SA	612	37,668
Sanofi	3,209	292,455
Schneider Electric SE	1,555	112,989
SCOR SE	347	10,501
Societe BIC SA	64	8,494
Societe Generale SA	2,181	91,648
Sodexo SA	213	20,885
Suez Environnement Co.	634	10,991
Technip SA	231	13,794
Thales SA	210	11,331
Total SA	5,777	297,858
Unibail-Rodamco SE REIT(d)	220	56,663
Unibail-Rodamco SE REIT(d)	80	20,447
Valeo SA	170	21,175
Vallourec SA	246	6,717
Veolia Environnement SA	952	16,906
Vinci SA	1,487	81,370
Vivendi SA	3,658	91,249
Wendel SA	72	8,047
Zodiac Aerospace	420	14,174

		3,128,283

Germany – 6.3%
adidas AG	472	32,898
Allianz SE	1,298	215,668
Axel Springer SE	89	5,367
BASF SE	2,631	222,408
Bayer AG	2,344	320,447
Bayerische Motoren Werke AG	984	106,866
Bayerische Motoren Werke AG Preference Shares	123	10,095
Beiersdorf AG	228	18,596
Brenntag AG	349	19,638
Celesio AG	115	3,718
Commerzbank AG(a)	2,185	29,027
Continental AG	339	71,988
Daimler AG	2,736	228,266
Deutsche Annington Immobilien SE	614	20,885
Deutsche Bank AG	4,151	125,467
Deutsche Boerse AG	436	31,246
Deutsche Lufthansa AG	520	8,708
Deutsche Post AG	2,904	95,015
Deutsche Telekom AG	9,414	150,890
Deutsche Wohnen AG	646	15,349
E.ON SE	5,960	102,345
Fraport AG Frankfurt Airport Services Worldwide	83	4,808
Fresenius Medical Care AG & Co. KGaA	489	36,597
Fresenius SE & Co. KGaA	1,189	62,090
Fuchis Petrolub SE Preference Shares	160	6,444
GEA Group AG	413	18,286
Hannover Rueck SE	136	12,336
HeidelbergCement AG	318	22,622
Henkel AG & Co. KGaA(d)	264	25,707
Henkel AG & Co. KGaA(d)	561	60,686
Hugo Boss AG	72	8,840
Infineon Technologies AG	2,546	27,296
K+S AG	389	10,802
Kabel Deutschland Holding AG(a)	50	6,800
Lanxess AG	207	9,630
Linde AG	554	103,332
MAN SE	80	8,922
Merck KGaA	292	27,701
Metro AG(a)	366	11,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	515	103,176
OSRAM Licht AG(a)	201	7,920
Porsche Automobil Holding SE Preference Shares	346	28,113
ProSiebenSat.1 Media AG	494	20,812
RWE AG	1,105	34,595

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
SAP SE	2,651	$187,440
Siemens AG	2,262	256,534
Symrise AG	310	18,800
Telefonica Deutschland Holding AG	1,261	6,734
ThyssenKrupp AG(a)	1,022	26,286
United Internet AG	263	11,927
Volkswagen AG	67	14,599
Volkswagen AG Preference Shares	483	107,889

		3,123,817

Greece – 0.2%
Eurobank Ergasias SA(a)	56,090	12,464
Hellenic Telecommunications Organization SA(a)	2,078	22,677
National Bank of Greece SA(a)	11,861	21,071
OPAP SA	1,974	21,094
Piraeus Bank SA(a)	17,027	18,732

		96,038

Hong Kong – 3.3%
AIA Group, Ltd.	34,800	190,954
ASM Pacific Technology, Ltd.	500	4,753
Bank of East Asia, Ltd.	2,800	11,248
Beijing Enterprises Holdings, Ltd.	3,500	27,360
Belle International Holdings, Ltd.	25,000	27,954
BOC Hong Kong Holdings, Ltd.	8,500	28,245
Cathay Pacific Airways, Ltd.	3,000	6,520
Chailease Holding Co., Ltd.	12,000	29,756
Cheung Kong Holdings, Ltd.	4,000	66,846
Cheung Kong Infrastructure Holdings, Ltd.	1,000	7,389
China Everbright International, Ltd.	12,000	17,841
China Merchants Holdings International Co., Ltd.	10,090	33,756
China Mobile, Ltd.	17,500	206,033
China Overseas Land & Investment, Ltd.	14,000	41,405
China Resources Land, Ltd.	16,000	42,097
China Resources Power Holdings Co., Ltd.	10,000	25,739
China Unicom (Hong Kong), Ltd.	18,000	24,108
CITIC, Ltd.	17,000	28,808
CLP Holdings, Ltd.	4,500	39,048
CNOOC, Ltd.	55,000	74,399
COSCO Pacific, Ltd.	22,000	31,216
First Pacific Co., Ltd.	6,000	5,915
Galaxy Entertainment Group, Ltd.	6,000	33,399
Guangdong Investment, Ltd.	12,000	15,583
Hanergy Thin Film Power Group, Ltd.	54,000	19,596
Hang Lung Properties, Ltd.	5,000	13,934
Hang Seng Bank, Ltd.	1,700	28,266
Henderson Land Development Co., Ltd.	2,000	13,857
HKT Trust/HKT, Ltd.	6,000	7,791
Hong Kong & China Gas Co., Ltd.	14,000	31,806
Hong Kong Exchanges and Clearing, Ltd.	3,400	74,794
Hutchison Whampoa, Ltd.	9,000	103,150
Hysan Development Co., Ltd.	1,000	4,443
Li & Fung, Ltd.	14,000	13,092
MTR Corp., Ltd.	3,500	14,294
New World Development Co., Ltd.	12,000	13,726
Noble Group, Ltd.	10,000	8,582
NWS Holdings, Ltd.	3,000	5,486
PCCW, Ltd.	9,000	6,154
Power Assets Holdings, Ltd.	3,000	28,962
Sands China, Ltd.	5,600	27,272
Shangri-La Asia, Ltd.	4,000	5,494
SJM Holdings, Ltd.	4,000	6,295
Sun Hung Kai Properties, Ltd.	4,000	60,484
Swire Pacific, Ltd.	1,500	19,431
Swire Properties, Ltd.	2,600	7,690
Techtronic Industries Co., Ltd.	3,000	9,614
The Link REIT	5,000	31,179
The Wharf Holdings, Ltd.	3,000	21,543
Wheelock & Co., Ltd.	2,000	9,286
Wynn Macau, Ltd.	3,600	10,059
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	3,632
Yue Yuen Industrial Holdings, Ltd.	1,500	5,391
Yuexiu Property Co., Ltd.	142,000	27,356

		1,653,031

India – 0.6%
GAIL India, Ltd. GDR	400	16,899
ICICI Bank, Ltd. ADR	1,500	17,325
Infosys, Ltd. ADR	3,000	94,380
Larsen & Toubro, Ltd. GDR	750	17,475
Mahindra & Mahindra Financial Services, Ltd. GDR	763	14,937
Reliance Industries, Ltd. GDR(c)	1,500	42,300
Reliance Infrastructure, Ltd. GDR	400	9,800
Sesa Sterlite, Ltd. ADR	700	9,506
State Bank of India GDR	520	25,662
Tata Motors, Ltd. ADR	400	16,912
Tata Steel, Ltd. GDR	1,300	8,036
Wipro, Ltd. ADR	1,200	13,584

		286,816

Indonesia – 0.8%
Astra International Tbk PT	85,000	50,453
Bank Central Asia Tbk PT	46,000	48,401
Bank Mandiri Persero Tbk PT	45,000	38,842
Bank Negara Indonesia Persero Tbk PT	91,500	44,679
Bank Rakyat Indonesia Persero Tbk PT	45,500	42,368
Indofood Sukses Makmur Tbk PT	57,000	31,075
Jasa Marga Persero Tbk PT	58,500	33,011
Perusahaan Gas Negara Persero Tbk PT	58,000	27,938
Semen Indonesia Persero Tbk PT	21,500	27,932
Telekomunikasi Indonesia Persero Tbk PT	190,500	43,721
Unilever Indonesia Tbk PT	7,000	18,264

		406,684

Ireland – 0.2%
Bank of Ireland(a)	62,116	23,160
CRH PLC	1,669	40,155
James Hardie Industries PLC	1,006	10,737
Kerry Group PLC	357	24,632

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Ireland – (continued)
Ryanair Holdings PLC ADR(a)	406	$4,812

		103,496

Israel – 0.4%
Bank Hapoalim BM	2,384	11,270
Bank Leumi Le-Israel BM(a)	2,994	10,295
Bezeq The Israeli Telecommunication Corp., Ltd.	4,322	7,702
Delek Group, Ltd.	11	2,767
Israel Chemicals, Ltd.	1,006	7,273
Israel Corp., Ltd. (The)(a)	6	2,858
Mizrahi Tefahot Bank, Ltd.(a)	312	3,280
NICE Systems, Ltd.	128	6,495
Teva Pharmaceutical Industries, Ltd.	2,504	144,200

		196,140

Italy – 1.4%
Assicurazioni Generali SpA	3,588	73,322
Atlantia SpA	932	21,647
Banca Monte dei Paschi di Siena SpA(a)	9,820	5,584
Banco Popolare(a)	818	9,792
Enel Green Power SpA	3,951	8,209
Enel SpA	19,861	88,803
Eni SpA	7,424	129,662
Exor SpA	222	9,057
Finmeccanica Finance SpA(a)	914	8,487
Intesa Sanpaolo SpA	34,698	100,376
Intesa Sanpaolo SpA Preference Shares	2,106	5,184
Luxottica Group SpA	378	20,695
Mediobanca SpA	1,362	11,028
Pirelli & C. SpA	537	7,212
Prysmian SpA	461	8,391
Saipem SpA(a)	598	6,280
Snam SpA	4,582	22,604
Telecom Italia SpA(a)(d)	22,723	24,098
Telecom Italia SpA(d)	13,607	11,373
Terna Rete Elettrica Nazionale SpA	3,404	15,420
UniCredit SpA	13,309	84,825
Unione di Banche Italiane SCpA	1,934	13,767
UnipolSai SpA	2,056	5,509

		691,325

Japan – 13.7%
ABC-Mart, Inc.	100	4,841
Acom Co., Ltd.(a)	900	2,736
Advantest Corp.	400	4,979
Aeon Co., Ltd.	1,400	14,078
AEON Financial Service Co., Ltd.	300	5,859
Aeon Mall Co., Ltd.	300	5,300
Aisin Seiki Co., Ltd.	400	14,363
Ajinomoto Co., Inc.	2,000	37,024
Alfresa Holdings Corp.	400	4,830
Amada Co., Ltd.	800	6,852
ANA Holdings, Inc.	3,000	7,377
Aozora Bank, Ltd.	3,000	9,302
Asahi Glass Co., Ltd.	2,000	9,757
Asahi Group Holdings, Ltd.	900	27,753
Asahi Kasei Corp.	3,000	27,467
Asics Corp.	400	9,550
Astellas Pharma, Inc.	5,400	75,083
Bandai Namco Holdings, Inc.	400	8,482
Bank of Kyoto, Ltd. (The)	1,000	8,356
Bank of Yokohama, Ltd. (The)	3,000	16,267
Benesse Holdings, Inc.	200	5,935
Bridgestone Corp.	2,000	69,435
Brother Industries, Ltd.	500	9,063
Calbee, Inc.	200	6,898
Canon, Inc.	2,900	92,021
Casio Computer Co., Ltd.	500	7,671
Central Japan Railway Co.	400	59,951
Chubu Electric Power Co., Inc.(a)	1,500	17,630
Chugai Pharmaceutical Co., Ltd.	500	12,279
Chugoku Bank, Ltd. (The)	400	5,456
Chugoku Electric Power Co., Inc. (The)	700	9,158
Citizen Holdings Co., Ltd.	600	4,612
Credit Saison Co., Ltd.	300	5,576
Dai Nippon Printing Co., Ltd.	1,000	9,017
Dai-ichi Life Insurance Co., Ltd. (The)	3,500	53,061
Daicel Corp.	1,000	11,697
Daihatsu Motor Co., Ltd.	400	5,242
Daiichi Sankyo Co., Ltd.	1,400	19,554
Daikin Industries, Ltd.	600	38,661
Daito Trust Construction Co., Ltd.	200	22,623
Daiwa House Industry Co., Ltd.	1,300	24,593
Daiwa Securities Group, Inc.	4,000	31,121
Denso Corp.	1,200	55,873
Dentsu, Inc.	500	21,022
Don Quijote Holdings Co., Ltd.	100	6,824
East Japan Railway Co.	1,000	74,849
Eisai Co., Ltd.	600	23,226
Electric Power Development Co., Ltd.	300	10,145
FamilyMart Co., Ltd.	100	3,730
FANUC Corp.	600	98,928
Fast Retailing Co., Ltd.	200	72,796
Fuji Electric Co., Ltd.	1,000	3,985
Fuji Heavy Industries, Ltd.	1,500	52,772
FUJIFILM Holdings Corp.	1,000	30,150
Fujitsu, Ltd.	4,000	21,287
Fukuoka Financial Group, Inc.	2,000	10,316
GungHo Online Entertainment, Inc.(a)	900	3,278
Gunma Bank, Ltd. (The)	1,000	6,480
Hachijuni Bank, Ltd. (The)	1,000	6,431
Hakuhodo DY Holdings, Inc.	500	4,788
Hamamatsu Photonics KK	200	9,548
Hankyu Hanshin Holdings, Inc.	3,000	16,125
Hino Motors, Ltd.	600	7,842
Hirose Electric Co., Ltd.	100	11,630
Hiroshima Bank, Ltd. (The)	1,000	4,749
Hisamitsu Pharmaceutical Co., Inc.	100	3,136
Hitachi Chemical Co., Ltd.	200	3,539
Hitachi Construction Machinery Co., Ltd.	200	4,236
Hitachi High-Technologies Corp.	100	2,883
Hitachi Metals, Ltd.	1,000	17,013
Hitachi, Ltd.	14,000	102,343
Hokuhoku Financial Group, Inc.	3,000	6,058
Hokuriku Electric Power Co.	400	5,103

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Honda Motor Co., Ltd.	4,800	$139,449
Hoya Corp.	1,000	33,449
Hulic Co., Ltd.	500	4,966
Ibiden Co., Ltd.	300	4,405
Idemitsu Kosan Co., Ltd.	200	3,311
IHI Corp.	3,000	15,217
Inpex Corp.	2,000	22,169
Isetan Mitsukoshi Holdings, Ltd.	800	9,798
Isuzu Motors, Ltd.	1,500	18,283
ITOCHU Corp.	3,400	36,317
Itochu Techno-Solutions Corp.	100	3,540
Iyo Bank, Ltd. (The)	500	5,414
J Front Retailing Co., Ltd.	500	5,817
Japan Airlines Co., Ltd.	1,000	29,183
Japan Display, Inc.(a)	1,000	3,056
Japan Exchange Group, Inc.	600	13,966
Japan Prime Realty Investment Corp. REIT	2	6,936
Japan Real Estate Investment Corp. REIT	3	14,424
Japan Retail Fund Investment Corp. REIT	5	10,534
Japan Tobacco, Inc.	2,800	76,809
JFE Holdings, Inc.	1,100	24,461
JGC Corp.	1,000	20,589
Joyo Bank, Ltd. (The)	2,000	9,915
JSR Corp.	400	6,862
JTEKT Corp.	500	8,460
JX Holdings, Inc.	5,100	19,850
Kajima Corp.	2,000	8,258
Kakaku.com, Inc.	300	4,309
Kamigumi Co., Ltd.	1,000	8,885
Kaneka Corp.	1,000	5,372
Kansai Electric Power Co., Inc. (The)(a)	1,600	15,207
Kansai Paint Co., Ltd.	1,000	15,440
Kao Corp.	1,200	47,294
Kawasaki Heavy Industries, Ltd.	3,000	13,687
KDDI Corp.	1,500	93,765
Keikyu Corp.	1,000	7,399
Keio Corp.	1,000	7,170
Keisei Electric Railway Co., Ltd.	1,000	12,183
Keyence Corp.	100	44,251
Kikkoman Corp.	1,000	24,510
Kintetsu Corp.	4,000	13,180
Kirin Holdings Co., Ltd.	1,900	23,513
Kobe Steel, Ltd.	7,000	12,097
Koito Manufacturing Co., Ltd.	200	6,094
Komatsu, Ltd.	2,400	53,156
Konami Corp.	200	3,684
Konica Minolta, Inc.	1,100	11,854
Kubota Corp.	3,000	43,522
Kuraray Co., Ltd.	800	9,112
Kurita Water Industries, Ltd.	200	4,174
Kyocera Corp.	700	32,053
Kyowa Hakko Kirin Co., Ltd.	1,000	9,404
Kyushu Electric Power Co., Inc.(a)	1,000	10,005
Lawson, Inc.	100	6,041
LIXIL Group Corp.	600	12,677
M3, Inc.	400	6,645
Mabuchi Motor Co., Ltd.	200	7,874
Makita Corp.	300	13,560
Marubeni Corp.	3,700	22,158
Marui Group Co., Ltd.	500	4,518
Maruichi Steel Tube, Ltd.	100	2,128
Mazda Motor Corp.	1,200	28,777
McDonald’s Holdings Co. (Japan), Ltd.	200	4,371
Medipal Holdings Corp.	300	3,481
MEIJI Holdings Co., Ltd.	100	9,099
Minebea Co., Ltd.	1,000	14,623
Miraca Holdings, Inc.	100	4,305
Mitsubishi Chemical Holdings Corp.	3,100	15,082
Mitsubishi Corp.	3,600	65,960
Mitsubishi Electric Corp.	5,000	59,473
Mitsubishi Estate Co., Ltd.	4,000	84,576
Mitsubishi Gas Chemical Co., Inc.	1,000	5,019
Mitsubishi Heavy Industries, Ltd.	7,000	38,667
Mitsubishi Materials Corp.	3,000	9,963
Mitsubishi Motors Corp.	1,400	12,813
Mitsubishi Tanabe Pharma Corp.	500	7,320
Mitsubishi UFJ Financial Group, Inc.	36,300	198,775
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,193
Mitsui & Co., Ltd.	4,300	57,428
Mitsui Chemicals, Inc.	2,000	5,676
Mitsui Fudosan Co., Ltd.	3,000	80,609
Mitsui OSK Lines, Ltd.	2,000	5,935
Mizuho Financial Group, Inc.	71,100	119,355
MS&AD Insurance Group Holdings, Inc.	1,100	26,102
Murata Manufacturing Co., Ltd.	500	54,564
Nabtesco Corp.	300	7,195
Nagoya Railroad Co., Ltd.	2,000	7,440
NEC Corp.	6,000	17,475
Nexon Co., Ltd.	300	2,795
NGK Insulators, Ltd.	1,000	20,576
NGK Spark Plug Co., Ltd.	400	12,067
NH Foods, Ltd.	1,000	21,852
NHK Spring Co., Ltd.	400	3,487
Nidec Corp.	500	32,400
Nikon Corp.	800	10,612
Nintendo Co., Ltd.	300	31,236
Nippon Building Fund, Inc. REIT	3	15,016
Nippon Electric Glass Co., Ltd.	1,000	4,504
Nippon Express Co., Ltd.	2,000	10,162
Nippon Paint Holdings Co., Ltd.	1,000	28,998
Nippon Prologis REIT, Inc.	3	6,498
Nippon Steel & Sumitomo Metal Corp.	19,000	47,107
Nippon Telegraph & Telephone Corp.	900	46,268
Nippon Yusen KK	4,000	11,303
Nissan Motor Co., Ltd.	6,300	54,822
Nisshin Seifun Group, Inc.	400	3,872
Nissin Foods Holdings Co., Ltd.	100	4,781
Nitori Holdings Co., Ltd.	200	10,737
Nitto Denko Corp.	400	22,348
NOK Corp.	200	5,075
Nomura Holdings, Inc.	9,200	52,303
Nomura Real Estate Holdings, Inc.	300	5,150

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nomura Research Institute, Ltd.	300	$9,203
NSK, Ltd.	1,000	11,832
NTT Data Corp.	300	11,204
NTT DoCoMo, Inc.	3,900	57,034
NTT Urban Development Corp.	300	3,007
Obayashi Corp.	1,000	6,421
Odakyu Electric Railway Co., Ltd.	1,000	8,865
OJII Holdings Corp.	2,000	7,170
Olympus Corp.(a)	500	17,601
Omron Corp.	500	22,389
Ono Pharmaceutical Co., Ltd.	200	17,705
Oracle Corp. Japan	100	4,070
Oriental Land Co., Ltd.	100	22,910
ORIX Corp.	3,000	37,467
Osaka Gas Co., Ltd.	4,000	14,936
Otsuka Corp.	100	3,162
Otsuka Holdings Co., Ltd.	900	26,967
Panasonic Corp.	5,600	65,729
Park24 Co., Ltd.	200	2,942
Rakuten, Inc.(a)	1,800	25,037
Recruit Holdings Co., Ltd.(a)	1,000	28,284
Resona Holdings, Inc.	5,000	25,211
Ricoh Co., Ltd.	1,600	16,238
Rinnai Corp.	100	6,727
Rohm Co., Ltd.	200	12,122
Sankyo Co., Ltd.	100	3,443
Sanrio Co., Ltd.	100	2,485
Santen Pharmaceutical Co., Ltd.	200	10,693
SBI Holdings, Inc.	500	5,424
Secom Co., Ltd.	500	28,699
Sega Sammy Holdings, Inc.	400	5,127
Seiko Epson Corp.	300	12,589
Sekisui Chemical Co., Ltd.	1,000	12,027
Sekisui House, Ltd.	1,200	15,702
Seven & I Holdings Co., Ltd.	1,900	68,469
Seven Bank, Ltd.	1,300	5,466
Sharp Corp.(a)	3,000	6,642
Shikoku Electric Power Co., Inc.(a)	400	4,844
Shimadzu Corp.	1,000	10,167
Shimano, Inc.	200	25,845
Shimizu Corp.	1,000	6,803
Shin-Etsu Chemical Co., Ltd.	1,200	77,994
Shinsei Bank, Ltd.	4,000	6,977
Shionogi & Co., Ltd.	700	18,116
Shiseido Co., Ltd.	800	11,192
Shizuoka Bank, Ltd. (The)	1,000	9,138
Showa Shell Sekiyu KK	400	3,938
SMC Corp.	200	52,031
SoftBank Corp.	2,800	166,474
Sompo Japan Nipponkoa Holdings, Inc.	800	20,085
Sony Corp.	3,300	67,120
Sony Financial Holdings, Inc.	400	5,893
Stanley Electric Co., Ltd.	300	6,478
Sumitomo Chemical Co., Ltd.	3,000	11,866
Sumitomo Corp.	2,500	25,653
Sumitomo Dainippon Pharma Co., Ltd.	400	3,884
Sumitomo Electric Industries, Ltd.	1,700	21,190
Sumitomo Heavy Industries, Ltd.	1,000	5,369
Sumitomo Metal Mining Co., Ltd.	1,000	14,908
Sumitomo Mitsui Financial Group, Inc.	3,800	137,172
Sumitomo Mitsui Trust Holdings, Inc.	8,000	30,502
Sumitomo Realty & Development Co., Ltd.	1,000	34,033
Sumitomo Rubber Industries, Ltd.	400	5,950
Suntory Beverage & Food, Ltd.	1,000	34,495
Suruga Bank, Ltd.	400	7,322
Suzuken Co. Ltd/Aichi Japan	200	5,522
Suzuki Motor Corp.	800	24,026
Sysmex Corp.	300	13,296
T&D Holdings, Inc.	1,300	15,625
Taiheiyo Cement Corp.	3,000	9,431
Taisei Corp.	2,000	11,374
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,094
Takashimaya Co., Ltd.	1,000	8,012
Takeda Pharmaceutical Co., Ltd.	2,000	82,912
TDK Corp.	300	17,659
Teijin, Ltd.	2,000	5,321
Terumo Corp.	700	15,927
The Chiba Bank, Ltd.	2,000	13,114
THK Co., Ltd.	300	7,236
Tobu Railway Co., Ltd.	2,000	8,539
Toho Co., Ltd.	300	6,801
Toho Gas Co., Ltd.	1,000	4,896
Tohoku Electric Power Co., Inc.	1,000	11,605
Tokio Marine Holdings, Inc.	2,100	68,132
Tokyo Electric Power Co., Inc.(a)	3,300	13,434
Tokyo Electron, Ltd.	400	30,326
Tokyo Gas Co., Ltd.	6,000	32,346
Tokyo Tatemono Co., Ltd.	1,000	7,276
Tokyu Corp.	3,000	18,593
Tokyu Fudosan Holdings Corp.	1,100	7,572
TonenGeneral Sekiyu KK	1,000	8,540
Toppan Printing Co., Ltd.	1,000	6,504
Toray Industries, Inc.	3,000	24,004
Toshiba Corp.	9,000	38,073
TOTO, Ltd.	1,000	11,620
Toyo Seikan Group Holdings, Ltd.	400	4,930
Toyoda Gosei Co., Ltd.	100	2,017
Toyota Industries Corp.	400	20,419
Toyota Motor Corp.	7,700	479,716
Toyota Tsusho Corp.	500	11,545
Trend Micro, Inc.(a)	200	5,467
Unicharm Corp.	900	21,637
United Urban Investment Corp. REIT	6	9,415
USS Co., Ltd.	500	7,687
West Japan Railway Co.	400	18,936
Yahoo! Japan Corp.	3,200	11,536
Yakult Honsha Co., Ltd.	200	10,545
Yamada Denki Co., Ltd.	2,000	6,669
Yamaha Corp.	400	5,936
Yamaha Motor Co., Ltd.	600	12,055
Yamato Holdings Co., Ltd.	800	15,737
Yamato Kogyo Co., Ltd.	100	2,809
Yaskawa Electric Corp.	500	6,389
Yokogawa Electric Corp.	500	5,499

		6,757,391

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Luxembourg – 0.2%
Altice SA(a)	196	$15,467
ArcelorMittal	2,257	24,446
Millicom International Cellular SA	150	11,109
RTL Group SA(a)	88	8,363
SES SA	686	24,607
Subsea 7 SA	635	6,437
Tenaris SA	1,066	16,101

		106,530

Macau – 0.0%(b)
MGM China Holdings, Ltd.	2,000	5,042

		5,042

Mexico – 1.3%
Alfa SAB de CV (Class A)	9,300	20,802
America Movil SAB de CV	100,200	111,758
Arca Continental SAB de CV	4,100	25,938
Cemex SAB de CV(a)	27,400	27,995
Coca-Cola Femsa SAB de CV	2,800	24,253
Controladora Comercial Mexicana SAB de CV	8,100	28,543
Fibra Uno Administracion SA de CV REIT	8,500	25,085
Fomento Economico Mexicano SAB de CV	4,600	40,839
Grupo Bimbo SAB de CV(a)	9,800	26,974
Grupo Carso SAB de CV	5,000	24,688
Grupo Financiero Banorte SAB de CV	7,000	38,715
Grupo Financiero Inbursa SAB de CV	10,000	25,964
Grupo Financiero Santander Mexico SAB de CV (Class B)	12,300	25,710
Grupo Mexico S.A.B. de CV	11,300	32,804
Grupo Televisa SAB de CV	7,400	50,686
Kimberly-Clark de Mexico SAB de CV (Class A)	12,500	27,231
Mexichem SAB de CV(a)	7,300	22,069
Promotora y Operadora de Infraestructura SAB de CV(a)	2,200	26,553
Wal-Mart de Mexico SAB de CV	11,100	23,895

		630,502

Morocco – 0.6%
AMMB Holdings Bhd	9,500	17,906
Axiata Group Bhd	10,800	21,752
CIMB Group Holdings Bhd	12,600	20,019
DiGi.Com Bhd	7,900	13,894
Genting Bhd	5,200	13,182
Genting Malaysia Bhd	14,600	16,956
IHH Healthcare Bhd	12,100	16,651
IOI Corp. Bhd	13,700	18,783
Malayan Banking Bhd	11,500	30,072
Maxis Bhd	9,000	17,569
Petronas Chemicals Group Bhd	12,600	19,601
Petronas Gas Bhd	3,100	19,641
Public Bank Bhd	6,900	36,089
Sime Darby Bhd	7,700	20,204
Tenaga Nasional Bhd	7,100	27,980

		310,299

Netherlands – 2.0%
Aegon NV	4,091	30,695
Airbus Group NV	1,773	88,060
Akzo Nobel NV	545	37,793
ASML Holding NV	1,060	113,565
Boskalis Westminster NV	196	10,716
CNH Industrial NV	2,138	17,235
Corio NV REIT	160	7,808
Delta Lloyd NV	460	10,110
Gemalto NV	179	14,622
Heineken Holding NV	227	14,229
Heineken NV	520	36,940
ING Groep NV(a)	11,377	147,305
Koninklijke (Royal) KPN NV	7,232	22,801
Koninklijke Ahold NV	2,100	37,330
Koninklijke DSM NV	390	23,715
Koninklijke Philips NV	2,903	84,289
Koninklijke Vopak NV	159	8,237
NN Group NV(a)	577	17,193
OCI NV(a)	190	6,594
QIAGEN NV(a)	527	12,341
Randstad Holding NV	285	13,706
Reed Elsevier NV	1,577	37,688
STMicroelectronics NV	1,439	10,731
TNT Express NV	994	6,604
Unilever NV	4,710	185,022
Wolters Kluwer NV	682	20,825

		1,016,154

New Zealand – 0.1%
Auckland International Airport, Ltd.	2,150	7,090
Contact Energy, Ltd.	828	4,129
Fletcher Building, Ltd.	1,553	10,037
Ryman Healthcare, Ltd.	847	5,634
Spark New Zealand, Ltd.	4,276	10,381

		37,271

Norway – 0.4%
DNB ASA	2,207	32,347
Gjensidige Forsikring ASA	452	7,319
Norsk Hydro ASA	3,037	16,980
Orkla ASA	1,841	12,472
Seadrill, Ltd.	848	9,704
Statoil ASA	3,499	60,954
Telenor ASA	1,712	34,315
Yara International ASA	409	18,182

		192,273

Peru – 0.1%
Credicorp, Ltd.	200	32,036

		32,036

Philippines – 0.3%
Ayala Land, Inc.	48,300	36,188
BDO Unibank, Inc.	7,460	18,247
JG Summit Holdings, Inc.	11,800	17,325
Philippine Long Distance Telephone Co.	570	36,783
Universal Robina Corp.	4,090	17,814

		126,357

Poland – 0.5%
Bank Pekao SA	522	26,167

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Poland – (continued)
Bank Zachodni WBK SA	230	$24,277
Energa SA	3,962	25,591
KGHM Polska Miedz SA	698	21,212
PGE SA	4,169	22,067
Polski Koncern Naftowy Orlen SA	2,483	33,974
Powszechna Kasa Oszczednosci Bank Polski SA	3,144	31,529
Powszechny Zaklad Ubezpieczen SA	207	28,212
Tauron Polska Energia SA	17,518	24,783

		237,812

Portugal – 0.1%
Banco Comercial Portugues SA(a)	79,544	6,255
EDP – Energias de Portugal SA	5,229	20,223
Galp Energia SGPS SA	870	8,802
Jeronimo Martins SGPS SA	568	5,693

		40,973

Qatar – 0.2%
Industries Qatar QSC	563	25,676
Masraf Al Rayan	1,940	23,034
Qatar National Bank SAQ	523	30,387

		79,097

Russia – 0.7%
Gazprom OAO	29,710	64,387
Lukoil OAO ADR	1,209	47,875
Magnit PJSC GDR	688	31,025
MMC Norilsk Nickle OJSC ADR(a)	201	27,051
Mobile TeleSystems OJSC ADR	1,700	12,206
NovaTeK OAO GDR	286	22,211
Rosneft OAO GDR(a)	4,950	16,133
Sberbank(a)	15,210	13,943
Sberkbank Preference Shares(a)	28,500	17,941
Surgutneftegas OAO ADR(a)	51,000	20,064
Tatneft OAO ADR(a)	4,850	18,309
VTB Bank OJSC(a)	29,280,000	32,676

		323,821

Singapore – 1.1%
Ascendas REIT	5,000	8,972
CapitaCommercial Trust REIT	5,000	6,616
CapitaLand, Ltd.	6,000	14,903
CapitaMall Trust REIT	5,000	7,691
City Developments, Ltd.	1,000	7,718
ComfortDelGro Corp., Ltd.	5,000	9,786
DBS Group Holdings, Ltd.	5,000	77,186
Genting Singapore PLC	14,000	11,339
Global Logistic Properties, Ltd.	7,000	13,087
Golden Agri-Resources, Ltd.	16,000	5,547
Hutchison Port Holdings Trust	13,000	8,958
Jardine Cycle & Carriage, Ltd.	1,000	32,099
Keppel Corp., Ltd.	3,000	20,011
Keppel Land, Ltd.	2,000	5,140
Oversea-Chinese Banking Corp., Ltd.	7,000	54,997
Sembcorp Industries, Ltd.	2,000	6,705
SembCorp Marine, Ltd.	2,000	4,925
Singapore Airlines, Ltd.	1,000	8,740
Singapore Exchange, Ltd.	2,000	11,755
Singapore Press Holdings, Ltd.	4,000	12,702
Singapore Technologies Engineering, Ltd.	4,000	10,237
Singapore Telecommunications, Ltd.	25,000	73,359
StarHub, Ltd.	1,000	3,130
Suntec Real Estate Investment Trust REIT	12,000	17,732
United Overseas Bank, Ltd.	4,000	73,926
UOL Group, Ltd.	1,000	5,246
Wilmar International, Ltd.	4,000	9,755

		522,262

South Africa – 2.1%
AngloGold Ashanti, Ltd.(a)	1,769	15,371
Aspen Pharmacare Holdings, Ltd.	1,111	38,656
Barclays Africa Group, Ltd.	1,540	24,016
Bidvest Group, Ltd. (The)	1,311	34,282
FirstRand, Ltd.	9,102	39,429
Gold Fields, Ltd.	6,904	31,247
Growthpoint Properties, Ltd. REIT	12,760	30,176
Impala Platinum Holdings, Ltd.(a)	2,581	16,817
Investec, Ltd.	3,260	27,203
Life Healthcare Group Holdings, Ltd.	7,034	25,915
Mediclinic International, Ltd.	3,434	29,681
Mr Price Group, Ltd.	1,504	30,380
MTN Group, Ltd.	4,436	84,174
Naspers, Ltd.	1,155	148,691
Nedbank Group, Ltd.	1,555	33,311
Netcare, Ltd.	9,750	31,865
Redefine Properties, Ltd. REIT	33,583	31,034
Remgro, Ltd.	1,311	28,639
RMB Holdings, Ltd.	5,831	32,086
Sanlam, Ltd.	4,744	28,495
Sasol, Ltd.	1,492	55,732
Shoprite Holdings, Ltd.	2,219	32,117
Standard Bank Group, Ltd.	3,961	48,674
Steinhoff International Holdings, Ltd.	5,915	30,261
Tiger Brands, Ltd.	1,010	31,986
Vodacom Group, Ltd.	2,734	30,190
Woolworths Holdings, Ltd.	4,461	29,487

		1,019,915

South Korea – 3.3%
Amorepacific Corp.	18	36,161
BS Financial Group, Inc.	1,770	23,294
Coway Co., Ltd.	240	18,260
DGB Financial Group, Inc.	1,720	17,697
E-Mart Co., Ltd.	130	23,950
Hana Financial Group, Inc.	1,210	34,955
Hankook Tire Co., Ltd.	360	17,127
Hyundai Engineering & Construction Co., Ltd.	487	18,438
Hyundai Glovis Co., Ltd.	100	26,397
Hyundai Heavy Industries Co., Ltd.	280	29,017
Hyundai Mobis Co., Ltd.	168	35,757
Hyundai Motor Co.(d)	510	77,427
Hyundai Motor Co.(d)	165	19,982
Hyundai Steel Co.	388	22,186

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Industrial Bank of Korea	1,780	$22,668
Kangwon Land, Inc.	590	16,214
KB Financial Group, Inc.	1,333	43,535
Kia Motors Corp.	805	38,034
Korea Electric Power Corp.	770	29,654
KT&G Corp.	363	25,171
LG Chem, Ltd.	149	24,316
LG Corp.	539	29,874
LG Display Co., Ltd.(a)	910	27,556
LG Electronics, Inc.	445	23,784
LG Household & Health Care, Ltd.	73	41,367
NAVER Corp.	94	60,726
Orion Corp.	34	31,270
POSCO	192	48,442
Samsung C&T Corp.	476	26,387
Samsung Electronics Co., Ltd.(d)	300	360,616
Samsung Electronics Co., Ltd.(d)	79	73,920
Samsung Fire & Marine Insurance Co., Ltd.	111	28,437
Samsung Life Insurance Co., Ltd.	378	39,924
Samsung SDI Co., Ltd.	209	21,729
Samsung SDS Co., Ltd.(a)	70	18,692
Shinhan Financial Group Co., Ltd.	1,320	52,963
SK C&C Co., Ltd.	147	28,397
SK Holdings Co., Ltd.	171	25,342
SK Hynix, Inc.(a)	1,720	74,062
SK Innovation Co., Ltd.	444	34,153

		1,647,881

Spain – 2.5%
Abertis Infraestructuras SA	913	18,037
ACS Actividades de Construccion y Servicios SA	399	13,815
Amadeus IT Holding SA	1,361	54,082
Banco Bilbao Vizcaya Argentaria SA	17,373	163,504
Banco de Sabadell SA	7,700	20,172
Banco Popular Espanol SA	4,029	19,947
Banco Santander SA	35,093	293,440
Bankia SA(a)	10,403	15,423
Bankinter SA	2,736	21,816
CaixaBank SA	7,689	39,937
Distribuidora Internacional de Alimentacion SA	1,396	9,387
Enagas SA	458	14,497
Ferrovial SA	949	18,699
Gas Natural SDG SA	791	19,899
Grifols SA	337	13,415
Iberdrola SA	15,613	105,045
Inditex SA	3,275	93,839
International Consolidated Airlines Group SA(a)	2,303	17,047
Mapfre SA	2,086	7,025
Red Electrica Corporacion SA	244	21,420
Repsol SA	3,270	60,783
Telefonica SA	12,190	174,365
Zardoya Otis SA	393	4,349

		1,219,943

Sweden – 2.0%
Alfa Laval AB	710	13,376
Assa Abloy AB (Class B)	1,063	55,942
Atlas Copco AB (Class A)	2,119	58,741
Atlas Copco AB (Class B)	881	22,480
Boliden AB	618	9,806
Electrolux AB	543	15,866
Elekta AB (Class B)	832	8,456
Getinge AB (Class B)	452	10,224
Hennes & Mauritz AB (Class B)	2,806	115,912
Hexagon AB (Class B)	576	17,738
Husqvarna AB (Class B)	921	6,745
Industrivarden AB	332	5,742
Investment AB Kinnevik	532	17,181
Investor AB (Class B)	1,029	37,134
Lundin Petroleum AB(a)	491	6,992
Nordea Bank AB	9,055	104,144
Sandvik AB	2,407	23,338
Securitas AB (Class B)	707	8,530
Skandinaviska Enskilda Banken AB (Class A)	4,789	60,325
Skanska AB (Class B)	858	18,266
SKF AB (Class B)	894	18,729
Svenska Cellulosa AB SCA (Class B)	1,325	28,495
Svenska Handelsbanken AB (Class A)	1,539	71,560
Swedbank AB (Class A)	2,803	69,456
Swedish Match AB	456	14,164
Tele2 AB (Class B)	721	8,692
Telefonaktiebolaget LM Ericsson (Class B)	9,033	108,941
TeliaSonera AB	5,378	34,441
Volvo AB (Class B)	3,463	37,244

		1,008,660

Switzerland – 7.0%
AAC Technologies Holdings, Inc.	3,500	18,666
ABB, Ltd.	6,591	139,488
Actelion, Ltd.	231	26,591
Adecco SA	384	26,320
Aryzta AG	197	15,145
Baloise Holding AG	107	13,673
Barry Callebaut AG	5	5,124
Chocoladefabriken Lindt & Sprungli AG(d)	2	9,879
Chocoladefabriken Lindt & Sprungli AG(d)	1	57,428
Cie Financiere Richemont SA	1,596	141,448
CITIC Securities Co., Ltd.	5,000	18,698
Coca-Cola HBC AG	453	8,623
Credit Suisse Group AG	4,677	117,312
EMS-Chemie Holding AG	19	7,718
Geberit AG	85	28,902
Givaudan SA	21	37,570
Glencore PLC	31,083	143,127
Great Wall Motor Co., Ltd.	4,500	25,481
Holcim, Ltd.	517	36,732
Julius Baer Group, Ltd.	505	23,058
Kuehne & Nagel International AG	122	16,593
Lonza Group AG	119	13,418
Nestle SA	9,037	662,793

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Novartis AG	6,452	$593,703
Pargesa Holding SA	70	5,395
Partners Group Holding AG	39	11,317
Roche Holding AG	1,974	535,330
Schindler Holding AG(d)	104	15,015
Schindler Holding AG(d)	48	6,888
SGS SA	13	26,521
Sika AG	5	14,673
Sonova Holding AG	122	17,894
Sulzer AG	54	5,740
Swiss Life Holding AG	72	17,024
Swiss Prime Site AG	130	9,531
Swiss Re AG	1,061	88,826
Swisscom AG	53	27,846
Syngenta AG	280	89,958
The Swatch Group AG(d)	70	31,100
The Swatch Group AG(d)	112	9,693
Transocean, Ltd.	817	14,981
UBS Group AG	10,562	181,658
Zurich Insurance Group AG	455	142,559

		3,439,439

Taiwan – 2.8%
Advanced Semiconductor Engineering, Inc.	28,000	33,287
Asustek Computer, Inc.	3,000	32,664
AU Optronics Corp.	40,000	20,277
Catcher Technology Co., Ltd.	3,000	23,090
Cathay Financial Holding Co., Ltd.	22,000	32,369
Cheng Shin Rubber Industry Co., Ltd.	8,000	18,765
China Development Financial Holding Corp.	90,000	28,603
China Steel Corp.	34,000	28,198
Chunghwa Telecom Co., Ltd.	10,000	29,707
CTBC Financial Holding Co., Ltd.	55,997	36,179
Delta Electronics, Inc.	5,000	29,710
E.Sun Financial Holding Co., Ltd.	30,000	18,600
Far Eastern New Century Corp.	31,000	30,682
Far EasTone Telecommunications Co., Ltd.	8,000	18,418
First Financial Holding Co., Ltd.	53,000	31,160
Formosa Chemicals & Fibre Corp.	13,000	27,390
Formosa Plastics Corp.	12,000	27,348
Fubon Financial Holding Co., Ltd.	28,000	44,530
Hon Hai Precision Industry Co., Ltd.	37,000	102,030
Hotai Motor Co., Ltd.	1,000	14,948
Hua Nan Financial Holdings Co., Ltd.	30,000	16,779
Innolux Corp.	38,000	18,306
MediaTek, Inc.	4,000	58,232
Mega Financial Holding Co., Ltd.	46,000	35,460
Nan Ya Plastics Corp.	13,000	26,844
Pegatron Corp.	8,000	18,424
President Chain Store Corp.	4,000	30,845
Quanta Computer, Inc.	11,000	27,404
Ruentex Development Co., Ltd.	17,000	27,029
Siliconware Precision Industries Co., Ltd.	21,000	31,663
Taishin Financial Holding Co., Ltd.	60,000	24,612
Taiwan Cement Corp.	15,000	20,486
Taiwan Mobile Co., Ltd.	7,000	23,117
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	308,891
Uni-President Enterprises Corp.	18,000	28,370
United Microelectronics Corp.	82,000	37,952
Yuanta Financial Holding Co., Ltd.	39,000	18,889

		1,381,258

Thailand – 0.6%
Advanced Info Service PCL NVDR	5,900	45,012
Airports of Thailand PCL NVDR	1,900	16,256
CP ALL PCL NVDR	27,600	35,654
Kasikornbank PCL NVDR	10,900	75,267
PTT Exploration & Production PCL NVDR	8,100	27,574
PTT PCL NVDR	4,300	42,347
The Siam Cement PCL NVDR	1,400	19,042
The Siam Commercial Bank PCL NVDR	8,000	44,255

		305,407

Turkey – 0.6%
Akbank TAS	8,457	31,119
BIM Birlesik Magazalar AS	1,296	27,707
Haci Omer Sabanci Holding AS	7,057	30,616
KOC Holding AS	6,204	32,725
Turkcell Iletisim Hizmetleri AS(a)	4,027	24,558
Turkiye Garanti Bankasi AS	10,477	41,923
Turkiye Halk Bankasi AS	4,682	27,619
Turkiye Is Bankasi (Class C)	12,616	36,140
Turkiye Sise ve Cam Fabrikalari	21,679	33,738

		286,145

United Arab Emirates – 0.1%
DP World, Ltd.	798	16,758
Emaar Properties PJSC	11,871	22,776
First Gulf Bank PJSC	3,763	17,202

		56,736

United Kingdom – 14.4%
3i Group PLC	2,195	15,261
Aberdeen Asset Management PLC	2,078	13,885
Admiral Group PLC	437	8,953
Aggreko PLC	578	13,472
Amec Foster Wheeler PLC	673	8,812
Anglo American PLC	4,262	78,888
Antofagasta PLC	890	10,337
ARM Holdings PLC	4,373	67,365
Ashtead Group PLC	1,265	22,374
Associated British Foods PLC	1,134	55,119
AstraZeneca PLC	3,602	253,491
Aviva PLC	9,113	68,314
Babcock International Group PLC	1,132	18,528
BAE Systems Holding, Inc. PLC	9,756	71,249
Barclays PLC	47,776	179,689
BG Group PLC	9,898	131,804
BHP Billiton PLC	6,170	132,030
BP PLC	52,188	331,518
British American Tobacco PLC	5,299	288,035
BT Group PLC	23,762	147,566
Bunzl PLC	754	20,562

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Burberry Group PLC	1,002	$25,400
Capita PLC	1,493	25,032
Carnival PLC	415	18,746
Centrica PLC	15,622	67,264
Cobham PLC	2,571	12,897
Compass Group PLC	5,079	86,604
Croda International PLC	307	12,655
Diageo PLC	7,165	205,586
Direct Line Insurance Group PLC	3,387	15,283
Dixons Carphone PLC	2,212	15,939
easyJet PLC	358	9,244
Experian PLC	2,244	37,867
Fiat Chrysler Automobiles NV(a)	1,977	22,687
Fresnillo PLC	499	5,924
Friends Life Group, Ltd.	3,202	18,111
G4S PLC	3,504	15,086
GKN PLC	3,704	19,655
GlaxoSmithKline PLC	13,776	294,861
Hammerson PLC REIT	1,610	15,054
Hargreaves Lansdown PLC	536	8,361
HSBC Holdings PLC	53,841	509,035
ICAP PLC	1,244	8,681
IMI PLC	613	12,005
Imperial Tobacco Group PLC	2,962	129,769
Indivior PLC(a)	1,914	4,459
Inmarsat PLC	960	11,902
InterContinental Hotels Group PLC	533	21,367
Intertek Group PLC	364	13,200
Intu Properties PLC REIT	2,031	10,507
Investec PLC	1,238	10,346
ITV PLC	8,649	28,825
J Sainsbury PLC	2,801	10,653
Johnson Matthey PLC	463	24,282
Kingfisher PLC	5,351	28,209
Land Securities Group PLC REIT	1,785	31,954
Legal & General Group PLC	18,381	70,627
Liberty Global PLC(a)(d)	77	3,866
Liberty Global PLC(a)(d)	190	9,179
Lloyds Banking Group PLC(a)	163,149	192,737
London Stock Exchange Group PLC	509	17,495
Marks & Spencer Group PLC	3,686	27,226
Meggitt PLC	1,819	14,546
Melrose Industries PLC	2,420	9,962
National Grid PLC	11,077	157,978
Next PLC	350	36,932
Old Mutual PLC	11,061	32,543
Pearson PLC	1,849	34,027
Persimmon PLC	689	16,861
Petrofac, Ltd.	586	6,358
Prudential PLC	7,493	172,502
Randgold Resources, Ltd.	199	13,470
Reckitt Benckiser Group PLC	1,914	154,469
Reed Elsevier PLC	3,599	61,257
Rexam PLC	1,590	11,183
Rio Tinto PLC	3,683	169,756
Rolls-Royce Holdings PLC	5,765	77,693
Royal Bank of Scotland Group PLC(a)	5,668	34,422
Royal Dutch Shell PLC (Class A)	11,142	369,472
Royal Dutch Shell PLC (Class B)	6,974	239,684
Royal Mail PLC	1,468	9,779
RSA Insurance Group PLC(a)	2,287	15,398
SABMiller PLC	2,860	148,073
Schroders PLC	280	11,610
Segro PLC REIT	1,676	9,611
Severn Trent PLC	540	16,750
Shire PLC	1,735	122,808
Sky PLC	2,332	32,471
Smith & Nephew PLC	2,016	37,028
Smiths Group PLC	891	15,087
Sports Direct International PLC(a)	608	6,671
SSE PLC	2,990	75,094
Standard Chartered PLC	7,462	111,954
Standard Life PLC	5,398	33,268
Tate & Lyle PLC	1,052	9,886
Tesco PLC	25,031	72,869
The British Land Co. PLC REIT	2,171	26,091
The Sage Group PLC	2,476	17,863
Travis Perkins PLC	558	16,072
TUI AG(a)(d)	453	7,287
TUI AG(a)(d)	1,680	28,029
Tullow Oil PLC	2,056	13,014
Unilever PLC	3,806	154,667
United Utilities Group PLC	1,540	21,832
Vodafone Group PLC	73,894	253,300
Weir Group PLC (The)	482	13,801
Whitbread PLC	410	30,269
William Hill PLC	1,969	11,077
WM Morrison Supermarkets PLC	4,746	13,513
Wolseley PLC	601	34,228
WPP PLC	4,003	83,082

		7,111,429

United States – 0.0%(b)
Southern Copper Corp.	700	19,740

		19,740

TOTAL COMMON STOCKS (Cost $52,141,606)		48,292,777

RIGHTS – 0.0%(b)(c)
Australia – 0.0%(b)
APA Group(a)	629	–

		–

South Korea – 0.0%(b)
DGB Financial Group Inc.(a)	359	376

		376

Spain – 0.0%(b)
Banco Bilbao Vizcaya Argentaria SA(a)	15,141	1,447
Repsol SA(a)	2,301	1,273

		2,720

TOTAL RIGHTS (Cost $2,817)		3,096

SHORT TERM INVESTMENTS – 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(e)(f)(g) (Cost $597,024)	597,024	597,024

TOTAL INVESTMENTS – 98.9% (Cost $52,741,447)		48,892,897
Other Assets in Excess of Liabilities – 1.1%		567,014

NET ASSETS – 100.0%		$49,459,911

See Notes to Financial Statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

December 31, 2014

(a)	Non-income producing security

(b)	Amount shown represents less than 0.05% of net assets.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $42,300 or 0.09% of net assets as of December 31, 2014.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)	The rate shown is the annualized seven-day yield at period end.

(f)	Affiliated Fund managed by SSGA Fund Management, Inc. See table that follows for more information.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Futures Contracts (long) Expiration Date 03/2015	8	$703,160	$(9,538)
Mini MSCI Emerging Markets Futures Contracts (long) Expiration Date 03/2015	2	95,770	1,038

Total unrealized appreciation/(depreciation) on open futures contracts purchased			$(8,500)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with SSGA FM. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of shares held at 9/17/14*	Shares purchased for the period ended 12/31/14	Shares sold for the period ended 12/31/14	Number of shares held at 12/31/14	Value at 12/31/14	Income earned for the period ended 12/31/14
State Street Institutional Liquid Reserves Fund, Premier Class	–	18,755,556	18,158,532	597,024	$597,024	$236

*	Commencement of operations.

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2014

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio
Assets
Investments in unaffiliated issuers at market value (Note 2)*	$79,344,837	$48,295,873
Investments in non-controlled affiliates at market value (Note 4)*	19,953,875	597,024

Total Investments*	99,298,712	48,892,897
Cash	–	156,810
Foreign currency**	–	251,274
Receivable for investment securities sold	–	596
Receivable for fund shares sold	88,220	400,936
Dividends and interest receivable	418,933	57,679
Prepaid expenses and other assets	35,271	77,499

Total assets	99,841,136	49,837,691
Liabilities
Investment securities purchased	19,754,821	161,900
Due to broker	–	121,870
Daily variation margin on futures contracts	–	8,500
Payable for fund shares repurchased	3,011	–
Deferred foreign taxes payable	–	694
Professional fees payable	26,986	25,828
Administration and custody fees payable (Note 4)	2,052	49,860
Trustee’s fees payable (Note 4)	3,750	3,750
Accrued expenses and other liabilities	6,046	5,378

Total liabilities	19,796,666	377,780

Net Assets	$80,044,470	$49,459,911

Net Assets Consist of:
Paid in capital	$79,393,966	$53,360,508
Distributions in excess of net investment income	–	(5,293)
Accumulated net realized gain (loss) on investments	138,890	(34,790)
Unrealized appreciation (depreciation) on investments	511,614	(3,860,514)

Net Assets	$80,044,470	$49,459,911

Net asset value, offering, and redemption price per share	$10.14	$9.17
Shares outstanding	7,894,650	5,396,454

* Investments in unaffiliated issuers at cost (Note 2)	$78,833,223	$52,144,423
* Investments in non-controlled affiliates at cost (Note 4)	19,953,875	597,024

* Total Cost of Investments	98,787,098	52,741,447

** Foreign currency, at cost	–	253,165

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Operations

Period Ended December 31, 2014

	State Street Aggregate Bond Index Portfolio*	State Street Global Equity ex-U.S. Index Portfolio**
Investment Income
Interest	$258,173	$249
Dividend income (net of foreign taxes withheld of $0 and $22,982, respectively)	–	250,208

Total investment income	258,173	250,457

Expenses
Professional fees	26,999	25,841
Administration and custody fees (Note 4)	2,052	49,860
Trustees’ fees (Note 5)	3,750	3,750
Printing fees	2,138	2,144
Tax expense	–	7,078
Other expenses	6,949	7,102

Total expenses	41,888	95,775
Less: Expenses reimbursed (Note 4)	(35,271)	(77,499)

Total net expenses	6,617	18,276

Net Investment Income	251,556	232,181

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Net realized gain on investments	272,305	(5,423)
Voluntary contribution from Adviser	25,627	7,401
Foreign currency	–	17,776
Futures contracts	–	(36,768)

Net realized gain (loss)	297,932	(17,014)

Net change in net unrealized appreciation/depreciation on:
Investments	511,614	(3,848,550)
Foreign Currency	–	(3,464)
Futures contracts	–	(8,500)

Net change in unrealized appreciation/depreciation	511,614	(3,860,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,061,102	$(3,645,347)

*	For the period from September 19, 2014 (commencement of operations) to December 31, 2014.

**	For the period from September 17, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio
	For the Period 9/19/14* – 12/31/14	For the Period 9/17/14* – 12/31/14
Increase (Decrease) in Net Assets From Operations:
Net investment income	$251,556	$232,181
Net realized gain (loss)	297,932	(17,014)
Net change in net unrealized appreciation/depreciation	511,614	(3,860,514)

Net increase (decrease) in net assets from operations	1,061,102	(3,645,347)

Distributions From:
Net investment income	(252,366)	(284,533)
Net realized gain on investments	(158,232)	–

Total distributions	(410,598)	(284,533)

Capital Transactions:
Proceeds from shares sold	79,369,350	53,494,038
Reinvestment of distributions	410,598	284,533
Cost of redemptions	(385,982)	(388,780)

Net increase in net assets from capital transactions	79,393,966	53,389,791

Net Increase in Net Assets	80,044,470	49,459,911
Net Assets
End of period	$80,044,470	$49,459,911

Distributions in excess of net investment income	$–	$(5,293)

Share Transactions:
Proceeds from shares sold	7,892,207	5,407,432
Reinvestment of distributions	40,587	30,928
Cost of redemptions	(38,144)	(41,906)

Net increase in net assets from share transactions	7,894,650	5,396,454

*	Commencement of operations

See Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

	State Street Aggregate Bond Index Portfolio Period from 9/19/14* – 12/31/14		State Street Global Equity ex-U.S. Index Portfolio Period from 9/17/14* – 12/31/14
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		$10.00

Net investment income(a)	0.04		0.05
Net realized and unrealized gain (loss) on investments	0.16		(0.82)

Total from investment operations	0.20		(0.77)

Distributions from:
Net investment income	(0.04)		(0.06)
Net realized gain on investments	(0.02)		–

Total distributions	(0.06)		(0.06)

Net increase (decrease) in net assets	0.14		(0.83)

Net asset value, end of period	$10.14		$9.17

Total Investment Return(c)(d)	2.00	%(b)	(7.72	)%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$80,044		$49,460
Ratios to average net assets:
Gross expenses(e)	0.25%		0.73%
Net expenses(e)	0.04%		0.31%
Net investment income(e)	1.52%		1.77%
Portfolio turnover(d)	16%		0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-five (35) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. Each Fund has registered Class C shares. Each Fund’s Class C shares were not operational at December 31, 2014. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Aggregate Bond Index Fund	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014
State Street Global Equity ex-U.S. Index Fund	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014
State Street Aggregate Bond Index Portfolio	N/A	September 19, 2014
State Street Global Equity ex-U.S. Index Portfolio	N/A	September 17, 2014

The State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio are referred to as the “Portfolios.” The State Street Aggregate Bond Index Fund and the State Street Global Equity ex-U.S. Index Fund are referred to as the “Funds.” Each Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund.

Feeder Fund	% Investment in Master	Master Fund
State Street Aggregate Bond Index Fund	94.27%	State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund	82.69%	State Street Global Equity ex-U.S. Index Portfolio

Each Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Each Portfolio’s shares are offered exclusively to other investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that pay fees to SSGA Funds Management, Inc. (“SSGA FM”) SSGA FM or its affiliates. Class A shares of the Funds are available to the general public for investment through transaction-based financial intermediaries. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Each Portfolio is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If the Portfolios’ securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In buying foreign securities, each Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

The Funds and Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies

The financial statements of the Funds and Portfolios are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material. The following is a summary of the significant accounting policies consistently followed by each Fund or Portfolio in the preparation of its financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at net asset value. Each Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Each Portfolio has adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the funds’ investments.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Events or circumstances affecting the values of Portfolio securities that occur between the closing of the principal markets on which they trade and the time the NAV of Portfolio shares is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s NAV. Portfolios that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolios will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Portfolios that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Portfolios that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Portfolios calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Portfolios calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Portfolios’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Portfolio shares, since foreign securities can trade on non-business days.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The following is a summary of the inputs used as of December 31, 2014, in valuing the assets carried at fair value of each Portfolio:

State Street Aggregate Bond Index Portfolio	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Corporate Bonds	$–	$21,153,141	$–	$21,153,141
Foreign Government Obligations	–	1,786,253	–	1,786,253
U.S. Government Agency MBS TBA	–	18,682,082	–	18,682,082
U.S. Government Agency Obligations	–	7,372,157	–	7,372,157
U.S. Treasury Obligations	–	28,817,972	–	28,817,972
Commercial Mortgage Backed Securities	–	961,602	–	961,602
Asset Backed Securities	–	413,627	–	413,627
Municipal Bonds & Notes	–	158,003	–	158,003
Short Term Investments	19,953,875	–	–	19,953,875

TOTAL INVESTMENTS	$19,953,875	$79,344,837	$–	$99,298,712

State Street Global Equity ex-U.S. Index Portfolio	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$5,426,821	$42,865,956	$–	$48,292,777
Rights	3,096	–	–	3,096
Short Term Investments	597,024	–	–	597,024

TOTAL INVESTMENTS	$6,026,941	$42,865,956	$–	$48,892,897

The Funds investments in the corresponding Portfolios are valued at Level 1 of the hierarchy.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. For the period ended December 31, 2014, there were no transfers between levels.

Investment transactions – Investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Investment Income – Dividend income is recorded on the ex-dividend date. Income and capital gains distributions received from the Portfolios by the Funds are recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

cost basis of such securities. Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes.

Futures – The State Street Global Equity ex-U.S. Index Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired Portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2014:

Liability Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$8,500	$8,500

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Transactions in derivative instruments during the period ended December 31, 2014, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$(36,768)	$(36,768)

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(8,500)	$(8,500)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the period ended December 31, 2014 was $619,604.

Foreign Currency Translation and Foreign Investments – The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transaction on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. governments. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Portfolios invest are considered emerging markets. Investment in these emerging markets subjects a Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Mortgage Dollar Rolls – The State Street Aggregate Bond Index Portfolio may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives form a mortgage dollar roll will provide a return that exceeds its costs. The Portfolio’s use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Dividends and distributions – Dividends from net investment income are declared and paid at least monthly by the State Street Aggregate Bond Index Fund and the State Street Aggregate Bond Index Portfolio and annually by the State Street Global Equity ex-U.S. Index Fund and the State Street Global Equity ex-U.S. Index Portfolio. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made.

Federal income taxes – Each Fund and Portfolio intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds and Portfolios will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds and Portfolios will not be subject to federal excise tax.

For the period ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Aggregate Bond Index Fund	$(196)	$(155,412)	$155,608
State Street Global Equity ex-U.S. Index Fund	$(114)	$–	$114
State Street Aggregate Bond Index Portfolio	$–	$(810)	$810
State Street Global Equity ex-U.S. Index Portfolio	$(29,283)	$(17,776)	$47,059

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by these reclassifications.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

At December 31, 2014, the Funds and Portfolios had capital loss carryovers are as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term	Total
State Street Aggregate Bond Index Fund	$–	$–	$–
State Street Global Equity ex-U.S. Index Fund	$872	$–	$872
State Street Aggregate Bond Index Portfolio	$–	$–	$–
State Street Global Equity ex-U.S. Index Portfolio	$16,117	$27,161	$43,278

At December 31, 2014, the cost of investments and the comparison of unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$74,852,980	$623,801	$–	$623,801
State Street Global Equity ex-U.S. Index Fund	$44,582,430	$–	$3,701,983	$(3,701,983)
State Street Aggregate Bond Index Portfolio	$98,787,098	$678,385	$166,771	$511,614
State Street Global Equity ex-U.S. Index Portfolio	$52,746,752	$758,032	$4,611,887	$(3,853,855)

The tax character of distributions paid to shareholders during the period ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Aggregate Bond Index Fund	$385,601	$–	$385,601
State Street Global Equity ex-U.S. Index Fund	$241,641	$–	$241,641
State Street Aggregate Bond Index Portfolio	$410,598	$–	$410,598
State Street Global Equity ex-U.S. Index Portfolio	$284,533	$–	$284,533

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital Loss Carryover	Total
State Street Aggregate Bond Index Fund	$–	$–	$–
State Street Global Equity ex-U.S. Index Fund	$–	$(872)	$(872)
State Street Aggregate Bond Index Portfolio	$138,890	$–	$138,890
State Street Global Equity ex-U.S. Index Portfolio	$–	$(43,278)	$(43,278)

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Funds and Portfolios have reviewed the tax positions for open years as of December 31, 2014, and determined they did not have a liability for any unrecognized tax expenses. The Funds and Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2014, the Funds’ and Portfolios’ federal tax returns for the initial year remain subject to examination by the Funds’ and Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

3.	Securities Transactions

For the period ended December 31, 2014, the Portfolios had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$68,504,109	$42,767,865	$57,394,072	$4,449,816
State Street Global Equity ex-U.S. Index Portfolio	$–	$–	$125,857,186	$127,408

4.	Related Party and Other Fees

The Funds and Portfolios retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Fund has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the State Street Global Equity ex-U.S. Index Fund pays the Adviser a management fee at an annual rate of 0.06% of its average daily net assets and the State Street Aggregate Bond Index Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse each Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and acquired fund fees) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

For the period ended December 31, 2014, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.

During the period ended December 31, 2014, the Adviser made contributions of $25,627 and $7,401 to the State Street Aggregate Bond Index Portfolio and State Street Global Equity ex-US Portfolio, respectively. The contributions were made to offset market value changes and transaction costs impacting certain initial shareholders. The amounts appear as Voluntary contribution from Adviser on the Statements of Operations within the Realized and Unrealized Gain (Loss) section.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Pursuant to the administration agreement, the Funds each pay a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSGA FM. During the period ended December 31, 2014, the administration fees incurred are shown on the respective Statement of Operations.

State Street is the administrator, custodian, transfer agent and dividend disbursing agent for the Portfolios. In compensation for these services, the Portfolios pay State Street an annual fee, which is included in Administration and custody fees on the Statement of Operations. The fee accrued daily and payable monthly, and is calculated as the greater of an asset-based fee or a minimum fee. The minimum fee is calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee is calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

Subject to the supervision of the Board of Trustees, the Trust may engage, directly or indirectly, in financing any activities relating to shareholder account administrative and servicing functions, including without limitation making payments to Agents for one or more of the following activities: (a) answering inquiries regarding account status and history, the manner in which purchases and redemptions of each Class may be effected, and certain other matters pertaining to the Trust; (b) assisting in designating and changing dividend options, account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as requested from time to time by the Trust; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receiving funds in connection with orders to purchase or redeem a Class of shares; (g) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in designated accounts; (h) providing periodic statements showing account balances and, to the extent practicable, integration of such information with other client transactions otherwise effected with or through the Agent; (i) furnishing (either separately or on an integrated basis with other reports sent by the Agent) monthly and annual statements and confirmations of all purchases

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

and redemptions of a Class of shares in an account; (j) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust; (k) receiving, tabulating and transmitting to the Trust proxies executed with respect to special meetings of shareholders of the Trust; and (l) providing such other related services as the Trust or customers of the Agent may reasonably request.

The Funds also pay a sub-transfer agent fees at an annual rate of 0.20% of the Fund’s average daily net assets attributable to on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds and Portfolios does not receive compensation from the Funds and Portfolios for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund and State Street Global Equity ex-U.S. Index Fund (collectively, the “Funds”), and State Street Aggregate Bond Index Portfolio and State Street Global Equity ex-U.S. Index Portfolio (collectively, the “Portfolios”) (four of the series constituting the State Street Institutional Investment Trust), including the portfolios of investments of the Portfolios, as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ and Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ and Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ and Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Aggregate Bond Index Fund, State Street Global ex-U.S. Equity Index Fund, State Street Aggregate Bond Index Portfolio and State Street Equity 500 Index Portfolio (four of the series constituting State Street Institutional Investment Trust) at December 31, 2014, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 2, 2015

State Street Institutional Investment Trust

Other Information

December 31, 2014

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Class A Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund**	$1,000.00	$1,018.50	$1.51

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$921.20	$1.65

Class A Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund**	$1,000.00	$1,022.58	$2.65

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$1,022.20	$3.04

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class A Shares’ annualized expense ratio as of December 31, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Aggregate Bond Index Fund**	0.52%
State Street Global Equity ex-U.S. Index Fund***	0.60%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 9/19/14. Hypothetical period is from 7/1/14.
***	Actual period is from commencement of operations 9/17/14. Hypothetical period is from 7/1/14.

Six Months Ended December 31, 2014

Class I Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund**	$1,000.00	$1,018.20	$0.81

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$921.90	$0.97

Class I Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund**	$1,000.00	$1,023.79	$1.43

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$1,023.44	$1.79

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class I Shares’ annualized expense ratio as of December 31, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Aggregate Bond Index Fund**	0.28%
State Street Global Equity ex-U.S. Index Fund***	0.35%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 9/19/14. Hypothetical period is from 7/1/14.
***	Actual period is from commencement of operations 9/17/14. Hypothetical period is from 7/1/14.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Six Months Ended December 31, 2014

Class K Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund**	$1,000.00	$1,019.70	$0.26

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$922.40	$0.41

Class K Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund**	$1,000.00	$1,024.75	$0.46

State Street Global Equity ex-U.S. Index Fund***	$1,000.00	$1,024.45	$0.77

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class K Shares’ annualized expense ratio as of December 31, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Aggregate Bond Index Fund**	0.09%
State Street Global Equity ex-U.S. Index Fund***	0.15%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 9/19/14. Hypothetical period is from 7/1/14.

***	Actual period is from commencement of operations 9/17/14. Hypothetical period is from 7/1/14.

Six Months Ended December 31, 2014

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return

State Street Aggregate Bond Index Portfolio**	$1,000.00	$1,020.00	$0.12

State Street Global Equity ex-U.S. Index Portfolio***	$1,000.00	$922.80	$0.36

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Portfolio**	$1,000.00	$1,025.00	$0.20

State Street Global Equity ex-U.S. Index Portfolio***	$1,000.00	$1,024.55	$0.66

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended December 31, 2014 was as follows:

State Street Aggregate Bond Index Portfolio	0.04%
State Street Global Equity ex-U.S. Index Portfolio	0.13%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 9/19/14. Hypothetical period is from 7/1/14.

***	Actual period is from commencement of operations 9/17/14. Hypothetical period is from 7/1/14.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2014, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Global Equity ex-U.S. Index Fund	$172,978
State Street Global Equity ex-U.S. Index Portfolio	$236,275

The amount which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Foreign Taxes	Foreign Source Income

State Street Global Equity ex-U.S. Index Portfolio	$20,293	$273,190

State Street Global Equity ex-U.S. Index Fund	$18,524	$249,373

This information and distribution reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014.

Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

At December 31, 2014, the State Street Global Equity ex-U.S. Index Fund had foreign tax credits in the amount of $18,524 and the State Street Global Equity ex-U.S. Index Portfolio had foreign tax credits in the amount of $20,293.

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Advisory Agreement Renewal — (continued)

benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Advisory Agreement Renewal — (continued)

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Advisory Agreement Renewal — (continued)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Advisory Agreement Renewal — (continued)

frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014

Advisory Agreement Renewal — (continued)

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Master Funds; Trustee SSGA Funds

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company Channel Center Building One Iron Street, 9th Floor Boston, MA 02210 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company Channel Center Building One Iron Street, 9th Floor Boston, MA 02210 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator of the Index Funds

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Administrator and Transfer Agent of the Index Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Index Funds

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITCOREAR IBG-14267

Annual Report

31 December 2014

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

State Street Clarion Global Real Estate Income Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2014
Common Stocks	99.3%
Money Market Fund	0.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2014
REITS-Diversified	27.0%
REITS-Shopping Centers	19.7
REITS-Office Property	11.0
REITS-Health Care	10.2
REITS-Regional Malls	9.5
Total	77.4%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

1

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments

December 31, 2014

Security Description	Shares	Value

COMMON STOCKS – 99.3%
Australia – 7.1%
Federation Centres REIT	35,400	$82,586
GPT Group (The) REIT	7,400	26,206
Investa Office Fund REIT	19,500	57,734
Mirvac Group REIT	24,600	35,612
Scentre Group REIT(a)	32,600	92,921
Westfield Corp. REIT(a)	11,100	81,348

		376,407

Canada – 3.0%
Calloway Real Estate Investment Trust REIT	1,700	40,069
H&R REIT	2,600	48,779
RioCan REIT	3,100	70,738

		159,586

France – 3.9%
Gecina SA REIT	200	25,032
Mercialys SA REIT	3,500	78,071
Unibail-Rodamco SE REIT	400	103,023

		206,126

Hong Kong – 2.9%
Hongkong Land Holdings, Ltd.	7,000	47,115
The Link REIT	16,900	105,384

		152,499

Japan – 7.2%
Activia Properties, Inc. REIT	6	52,134
Japan Real Estate Investment Corp. REIT	11	52,888
Japan Retail Fund Investment Corp. REIT	44	92,700
Kenedix Office Investment Corp. REIT	11	61,693
Nippon Prologis REIT, Inc.	29	62,810
United Urban Investment Corp. REIT	39	61,200

		383,425

Netherlands – 3.3%
Corio NV REIT	2,100	102,485
Eurocommercial Properties NV	1,100	46,662
Vastned Retail NV REIT	600	27,105

		176,252

Singapore – 1.8%
CapitaCommercial Trust REIT	70,500	93,289

Sweden – 0.4%
Castellum AB	1,500	23,301

United Kingdom – 7.3%
Hammerson PLC REIT	11,926	111,513
Intu Properties PLC REIT	6,692	34,620
Land Securities Group PLC REIT	4,598	82,310
Segro PLC REIT	9,000	51,611
The British Land Co. PLC REIT	9,000	108,163

		388,217

United States – 62.4%
American Campus Communities, Inc. REIT	1,400	57,904
American Realty Capital Properties, Inc. REIT	10,500	95,025
AvalonBay Communities, Inc. REIT	400	65,356
BioMed Realty Trust, Inc. REIT	2,400	51,696
Boston Properties, Inc. REIT	900	115,821
Brandywine Realty Trust REIT	4,400	70,312
Brixmor Property Group, Inc. REIT	2,700	67,068
CBL & Associates Properties, Inc. REIT	3,400	66,028
Digital Realty Trust, Inc. REIT	1,440	95,472
Douglas Emmett, Inc. REIT	1,500	42,600
Duke Realty Corp. REIT	3,500	70,700
EPR Properties REIT	900	51,867
Equity Residential REIT	2,200	158,048
General Growth Properties, Inc. REIT	3,600	101,268
HCP, Inc. REIT	3,300	145,299
Health Care REIT, Inc.	2,700	204,309
Healthcare Realty Trust, Inc. REIT	2,500	68,300
Highwoods Properties, Inc. REIT	1,200	53,136
Home Properties, Inc. REIT	800	52,480
Hospitality Properties Trust REIT	1,700	52,700
Host Hotels & Resorts, Inc. REIT	4,000	95,080
Kimco Realty Corp. REIT	4,300	108,102
LaSalle Hotel Properties REIT	700	28,329
Liberty Property Trust REIT	2,400	90,312
Paramount Group, Inc. REIT(a)	2,500	46,475
Post Properties, Inc. REIT	600	35,262
ProLogis, Inc. REIT	3,100	133,393
Public Storage, Inc. REIT	400	73,940
Ramco-Gershenson Properties Trust REIT	3,800	71,212
Regency Centers Corp. REIT	800	51,024
Retail Properties of America, Inc. REIT	3,300	55,077
Senior Housing Properties Trust REIT	2,100	46,431
Simon Property Group, Inc. REIT	1,350	245,849
Spirit Realty Capital, Inc. REIT	7,900	93,931
Strategic Hotels & Resorts, Inc. REIT(a)	2,800	37,044
Sun Communities, Inc. REIT	900	54,414
The Macerich Co. REIT	1,100	91,751
UDR, Inc. REIT	3,000	92,460
Ventas, Inc. REIT	1,100	78,870
Vornado Realty Trust REIT	900	105,939

		3,320,284

TOTAL COMMON STOCKS (Cost $4,965,327)		5,279,386

MONEY MARKET FUND – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(b) (Cost $35,023)	35,023	35,023

TOTAL INVESTMENTS – 99.9% (Cost $5,000,350)		5,314,409
Other Assets in Excess of Liabilities – 0.1%		3,219

NET ASSETS – 100.0%		$5,317,628

(a)	Non-income producing security

(b)	Affiliated Fund managed by SSGA Fund Management, Inc. See table that follows for more information.

Abbreviations
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

2

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments — (continued)

December 31, 2014

Affiliates Table

Certain investments made by the Fund were made in securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of shares held at 10/9/14*	Shares purchased for the period ended 12/31/14	Shares sold for the period ended 12/31/14	Number of shares held at 12/31/14	Value at 12/31/14	Income earned for the period ended 12/31/14
State Street Institutional
Liquid Reserves Fund, Premier Class	–	5,251,651	5,216,628	35,023	$35,023	$64

*	Commencement of operations.

See Notes to Financial Statements.

3

State Street Clarion Global Real Estate Income Fund

Statement of Assets and Liabilities

December 31, 2014

Assets
Investments in securities of unaffiliated issuers, at value*	$5,279,386
Investments in securities of affiliated issuers, at value*	35,023

Total Investments*	5,314,409
Foreign currency, at value**	216
Receivable for investments sold	63,201
Dividends receivable	23,703
Receivable for foreign taxes recoverable	417
Receivable from Adviser (Note 4)	59,672

Total assets	5,461,618

Liabilities
Payable for investments purchased	82,860
Advisory fees payable (Note 4)	10,140
Administration fees payable (Note 4)	597
Custodian fees payable (Note 4)	8,209
Sub-Transfer Agent fee payable (Note 4)	2,386
Distribution fees payable (Note 4)	1,491
Trustees’ fees payable	3,750
Registration and filing fees payable	6,871
Professional fees payable	17,929
Transfer agent fees payable	5,002
Accrued expenses and other liabilities	4,755

Total liabilities	143,990

Net Assets	$5,317,628

Net Assets Consist of:
Paid-in capital	$5,000,000
Distributions in excess of net investment income	(22,764)
Accumulated net realized gain	26,380
Net unrealized appreciation on investments	314,012

Net Assets	$5,317,628

Class A
Net Assets	$2,658,976
Shares of beneficial interest outstanding	250,000

Net asset value and redemption price per share	$10.64

Maximum Sales Charge	5.25%
Maximum offering price per share	$11.23

Class I
Net Assets	$2,658,652
Shares of beneficial interest outstanding	250,000

Offering, net asset value, and redemption price per share	$10.63

* Investments in securities of unaffiliated issuers, at cost	$4,965,327
* Investments in securities of affiliated issuers, at cost	35,023

* Investments in securities, at cost	$5,000,350

** Foreign currency, at cost	$215

See Notes to Financial Statements.

4

State Street Clarion Global Real Estate Income Fund

Statement of Operations

Period Ended December 31, 2014*

Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $4,067)	$38,810
Dividend income – non-controlled affiliated issuer	64

Total Investment Income	38,874

Expenses
Advisory fees (Note 4)	10,140
Administration fees (Note 4)	347
Custodian fees (Note 4)	8,209
Sub-Transfer Agent fee (Note 4) Class A	1,193
Class I	1,193
Distribution fees (Note 4)
Class A	1,491
Trustees’s fees and expenses	3,750
Registration and filing fees	7,408
Professional fees	17,929
Transfer agent fees (Note 4)	5,002
Printing fees	14,528
Other expenses	4,885

Total expenses	76,075

Less: Expenses reimbursed by the Adviser (Note 4)	(59,672)

Net expenses	16,403

Net Investment Income	22,471

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	36,794
Foreign currency transactions	2,201

Net realized gain	38,995

Change in net unrealized appreciation/depreciation on:
Investments	314,059
Foreign currency transactions	(47)

Net change in unrealized appreciation/depreciation	314,012

Net realized and unrealized gain	353,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$375,478

*	For the period from October 9, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

5

State Street Clarion Global Real Estate Income Fund

Statement of Changes in Net Assets

Period Ended December 31, 2014*
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$22,471
Net realized gain on investments and foreign currency transactions	38,995
Change in net unrealized appreciation on investments and foreign currency transactions	314,012

Net increase in net assets from operations	375,478

Distributions to Shareholders from:
Net investment income
Class A	(26,325)
Class I	(28,175)
Net realized gain on investments
Class A	(1,675)
Class I	(1,675)

Total distributions	(57,850)

Net Increase (Decrease) from Fund Share Transactions:
Class A
Shares sold	2,500,000

Class I
Shares sold	2,500,000

Net increase from fund share transactions	5,000,000

Net Increase in Net Assets	5,317,628

Net Assets
End of period	$5,317,628

Distributions in excess of net investment income	$(22,764)

Changes in Shares:
Class A
Shares sold	250,000

Class I
Shares sold	250,000

*	For the period from October 9, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

6

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

Period from 10/9/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.04
Net realized and unrealized gain on investments	0.72

Total from investment operations	0.76

Less Distributions From:
Net investment income	(0.11)
Net realized gains	(0.01)

Total distributions	(0.12)

Net increase in net assets	0.64

Net Asset Value, End of Period	$10.64

Total Return(b)(c)	7.52%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,659
Ratios to average net assets:
Gross expenses(d)	6.51%
Net expenses(d)	1.50%
Net investment income(d)	1.76%
Portfolio turnover rate(c)	11%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

7

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

Period from 10/9/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.05
Net realized and unrealized gain on investments	0.70

Total from investment operations	0.75

Less Distributions From:
Net investment income	(0.11)
Net realized gains	(0.01)

Total distributions	(0.12)

Net increase in net assets	0.63

Net Asset Value, End of Period	$10.63

Total Return(b)(c)	7.49%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,659
Ratios to average net assets:
Gross expenses(d)	6.26%
Net expenses(d)	1.25%
Net investment income(d)	2.01%
Portfolio turnover rate(c)	11%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

8

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-five (35) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. State Street Global Real Estate Income Fund (the “Fund”) has registered Class C and Class K Shares. The Fund’s Class C and Class K Shares were not operational at December 31, 2014. The financial statements herein relate to the following Fund:

Fund	Classes	Commencement of Operations:
State Street Clarion Global	Class A	October 9, 2014
Real Estate Income Fund	Class I	October 9, 2014

The investment objective of the Fund is to seek total return with an emphasis on income. SSGA FM serves as the investment adviser and CBRE Clarion Securities LLC serves as the subadviser. Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted accounting principles in the United States of America (“U.S. GAAP”), which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation – Investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Securities for which market quotations are not readily available may be valued at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

9

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Fund has adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Trust’s calculation of NAVs for each applicable Fund when the Trust deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

10

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The following is a summary of the inputs used as of December 31, 2014, in valuing the assets carried at fair value of the Fund:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$3,582,893	$1,696,493	$–	$5,279,386
Money Market Fund	35,023	–	–	35,023

TOTAL INVESTMENTS	$3,617,916	$1,696,493	$–	$5,314,409

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the year. For the period ended December 31, 2014, there were no transfers between levels.

Investment transactions – Investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets. The Fund invests in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

REITs owned at December 31, 2014, if any, are identified in the Schedule of Investments.

Investment Income – Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Interest income is recorded on the accrual basis.

Foreign currency translation and foreign investments – The accounting records of the Fund is maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transaction on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. governments. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the

11

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Fund invests are considered emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Dividends and distributions – Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in foreign denominated investments, REITs, wash sales and investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made.

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

For the period ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Clarion Global Real Estate Income Fund	$–	$(9,265)	$9,265

These differences were primarily attributable to distribution redesignations, foreign currency gains and losses and passive foreign investment companies. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2014, the Fund had no capital loss carryovers.

12

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

At December 31, 2014, the cost of investments and the comparison of unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Real Estate Income Fund	$5,023,114	$341,241	$49,946	$291,295

The tax character of distributions paid to shareholders during the period ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Clarion Global Real Estate Income Fund	$57,400	$450	$57,850

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation (Depreciation)	Total
State Street Clarion Global Real Estate Income Fund	$19,379	$7,001	$291,248	$317,628

The Fund has reviewed the tax positions for open years as of December 31, 2014, and determined they did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, the Fund’s federal tax returns for the initial year remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

3.	Securities Transactions

For the period ended December 31, 2014, purchases and sales of the Fund shares were:

Fund	Purchases	Sales
State Street Clarion Global Real Estate Income Fund	$5,534,965	$594,996

4.	Related Party and Other Fees

The Fund retained SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Fund has entered into an investment advisory agreement with the Adviser. In compensation for the Adviser’s services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the CBRE Clarion Securities LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser will be responsible for the day-to-day management

13

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser, is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.

For the period ended December 31, 2014, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, are shown on the Statement of Operations.

State Street is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund. In compensation for these services, the Fund pays State Street an annual fee, which is included in Administration fees on the Statement of Operations. The fee is accrued daily and payable monthly, and is calculated as the greater of an asset-based fee or a minimum fee. The minimum fee is calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee is calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for the Fund.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Subject to the supervision of the Board of Trustees, the Trust may engage, directly or indirectly, in financing any activities relating to shareholder account administrative and servicing functions, including

14

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

without limitation making payments to Agents for one or more of the following activities: (a) answering inquiries regarding account status and history, the manner in which purchases and redemptions of each Class may be effected, and certain other matters pertaining to the Trust; (b) assisting in designating and changing dividend options, account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as requested from time to time by the Trust; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receiving funds in connection with orders to purchase or redeem a Class of shares; (g) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in designated accounts; (h) providing periodic statements showing account balances and, to the extent practicable, integration of such information with other client transactions otherwise effected with or through the Agent; (i) furnishing (either separately or on an integrated basis with other reports sent by the Agent) monthly and annual statements and confirmations of all purchases and redemptions of a Class of shares in an account; (j) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust; (k) receiving, tabulating and transmitting to the Trust proxies executed with respect to special meetings of shareholders of the Trust; and (l) providing such other related services as the Trust or customers of the Agent may reasonably request.

The Fund also pays a sub-transfer agent fees of 0.20% on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by Financial intermediaries.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

15

State Street Clarion Global Real Estate Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Street Clarion Global Real Estate Income Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2014, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 9, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Clarion Global Real Estate Income Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 9, 2014 (commencement of operations) to December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 2, 2015

16

State Street Institutional Investment Trust

Other Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2014

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *

Based on Actual Class Return

Class A**	$1,000.00	$1,075.20	$3.54

Class I**	$1,000.00	$1,074.90	$2.95

Based on Hypothetical (5% return before expenses)

Class A**	$1,000.00	$1,017.64	$7.63

Class I**	$1,000.00	$1,018.90	$6.36

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Class A Shares and Class I Shares annualized expense ratios for the six months ended December 31, 2014 were 1.50% and 1.25%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	Actual period is from commencement of operations 10/9/14. Hypothetical period is from 7/1/14.

17

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Tax Information

Long term capital gains dividends were paid from the following Fund during the period ended December 31, 2014:

Fund	Amount
State Street Clarion Global Real Estate Income Fund	$450

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

18

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

19

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

•

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

20

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

21

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered

22

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

23

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2014 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co- Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co- Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co- Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co- Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.

24

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2014 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co- Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co- Chairman of the Qualified Legal and Compliance Committee and Co- Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co- Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Master Funds; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co- Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).

25

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2014 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

26

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2014 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

27

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite

600 Radnor, PA 19087

Custodian and Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206 IBG-14280	SSITCLARAR

Annual Report

31 December 2014

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Target Retirement Funds

Annual Report

December 31, 2014

State Street Target Retirement Series (Unaudited)

Portfolio Summaries

The Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Fund are referred to collectively as the (“Target Retirement Funds” or the “Funds”).

SSGA Management, Inc. (“SSGA FM” or the “Adviser”) invests each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to a what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.

State Street Target Retirement Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	19.6%
Domestic Fixed Income Funds	64.4%
International Equity Funds	9.9%
Real Estate Funds	4.9%
Short Term Funds	0.2%
Other Assets in Excess of Liabilities	1.0%
100.0%

State Street Target Retirement 2015 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	27.0%
Domestic Fixed Income Funds	52.1%
International Equity Funds	14.9%
Real Estate Funds	4.9%
Short Term Funds	0.1%
Other Assets in Excess of Liabilities	1.0%
100.0%

1

State Street Target Retirement 2020 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	35.9%
Domestic Fixed Income Funds	39.8%
International Equity Funds	21.3%
Real Estate Funds	2.4%
Short Term Funds	0.2%
Other Assets in Excess of Liabilities	0.4%
100.0%

State Street Target Retirement 2025 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	30.4%
International Equity Funds	26.3%
Short Term Funds	0.2%
Other Assets in Excess of Liabilities	0.3%
100.0%

State Street Target Retirement 2030 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	47.2%
Domestic Fixed Income Funds	22.8%
International Equity Funds	29.2%
Short Term Funds	0.4%
Other Assets in Excess of Liabilities	0.4%
100.0%

State Street Target Retirement 2035 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	50.9%
Domestic Fixed Income Funds	16.8%
International Equity Funds	31.6%
Short Term Funds	0.4%
Other Assets in Excess of Liabilities	0.3%
100.0%

2

State Street Target Retirement 2040 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	53.6%
Domestic Fixed Income Funds	11.7%
International Equity Funds	33.5%
Short Term Funds	0.7%
Other Assets in Excess of Liabilities	0.5%
100.0%

State Street Target Retirement 2045 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	54.4%
Domestic Fixed Income Funds	9.8%
International Equity Funds	33.8%
Short Term Funds	1.1%
Other Assets in Excess of Liabilities	0.9%
100.0%

State Street Target Retirement 2050 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	53.4%
Domestic Fixed Income Funds	9.6%
International Equity Funds	33.2%
Short Term Funds	1.1%
Other Assets in Excess of Liabilities	2.7%
100.0%

State Street Target Retirement 2055 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	53.4%
Domestic Fixed Income Funds	9.6%
International Equity Funds	33.2%
Short Term Funds	1.1%
Other Assets in Excess of Liabilities	2.7%
100.0%

3

State Street Target Retirement 2060 Fund

Asset Allocation as of December 31, 2014 (as a percentage of Net Assets)

Domestic Equity Funds	53.5%
Domestic Fixed Income Funds	9.6%
International Equity Funds	33.3%
Short Term Funds	1.1%
Other Assets in Excess of Liabilities	2.5%
100.0%

4

State Street Target Retirement Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 98.8%
Domestic Equity – 19.6%
SPDR Russell Small Cap Completeness ETF	890	$75,098
State Street Equity 500 Index II Portfolio	37,233	392,859

		467,957

Domestic Fixed Income – 64.4%
SPDR Barclays 1-10 Year TIPS ETF	22,381	426,582
SPDR Barclays High Yield Bond ETF	4,317	166,679
SPDR Barclays Short Term Corporate Bond ETF	3,128	95,686
SPDR Barclays Short Term Treasury ETF	12,501	376,030
State Street Aggregate Bond Index Portfolio	47,100	477,546

		1,542,523

International Equity – 9.9%
State Street Global Equity ex-U.S. Index Portfolio	25,905	237,423

		237,423

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	2,465	117,654

		117,654

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,372,624)		2,365,557

SHORT TERM INVESTMENT – 0.2%
Money Market Funds – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	3,627	3,627

TOTAL SHORT TERM INVESTMENT (Cost $3,627)		3,627

TOTAL INVESTMENTS(c) – 99.0% (Cost $2,376,251)		2,369,184
Other Assets in Excess of Liabilities – 1.0%		24,602

NET ASSETS – 100.0%		$2,393,786

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

5

State Street Target Retirement 2015 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 98.9%
Domestic Equity – 27.0%
SPDR Russell Small Cap Completeness ETF	1,539	$129,861
State Street Equity 500 Index II Portfolio	62,133	655,588

		785,449

Domestic Fixed Income – 52.1%
SPDR Barclays 1-10 Year TIPS ETF	27,190	518,241
SPDR Barclays High Yield Bond ETF	5,270	203,475
SPDR Barclays Short Term Corporate Bond ETF	477	14,591
SPDR Barclays Short Term Treasury ETF	1,696	51,016
State Street Aggregate Bond Index Portfolio	71,783	727,820

		1,515,143

International Equity – 14.9%
State Street Global Equity ex-U.S. Index Portfolio	47,201	432,604

		432,604

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	3,009	143,620

		143,620

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,887,083)		2,876,816

SHORT TERM INVESTMENT – 0.1%
Money Market Funds – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	4,002	4,002

TOTAL SHORT TERM INVESTMENT (Cost $4,002)		4,002

TOTAL INVESTMENTS(c) – 99.0% (Cost $2,891,085)		2,880,818
Other Assets in Excess of Liabilities – 1.0%		29,510

NET ASSETS – 100.0%		$2,910,328

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

6

State Street Target Retirement 2020 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.4%
Domestic Equity – 35.9%
SPDR Russell Small Cap Completeness ETF	6,532	$551,170
State Street Equity 500 Index II Portfolio	223,079	2,353,794

		2,904,964

Domestic Fixed Income – 39.8%
SPDR Barclays High Yield Bond ETF	12,408	479,073
SPDR Barclays Long Term Treasury ETF	5,229	381,016
SPDR Barclays TIPS ETF	14,377	804,825
State Street Aggregate Bond Index Portfolio	153,272	1,554,043

		3,218,957

International Equity – 21.3%
State Street Global Equity ex-U.S. Index Portfolio	187,497	1,718,452

		1,718,452

Real Estate – 2.4%
SPDR Dow Jones Global Real Estate ETF	4,132	197,220

		197,220

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $8,044,993)		8,039,593

SHORT TERM INVESTMENT – 0.2%
Money Market Funds – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	16,109	16,109

TOTAL SHORT TERM INVESTMENT (Cost $16,109)		16,109

TOTAL INVESTMENT(c) – 99.6% (Cost $8,061,102)		8,055,702
Other Assets in Excess of Liabilities – 0.4%		32,962

NET ASSETS – 100.0%		$8,088,664

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

7

State Street Target Retirement 2025 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.5%
Domestic Equity – 42.8%
SPDR Russell Small Cap Completeness ETF	7,671	$647,279
State Street Equity 500 Index II Portfolio	220,882	2,330,622

		2,977,901

Domestic Fixed Income – 30.4%
SPDR Barclays High Yield Bond ETF	7,349	283,745
SPDR Barclays Long Term Treasury ETF	9,304	677,945
SPDR Barclays TIPS ETF	3,614	202,312
State Street Aggregate Bond Index Portfolio	93,539	948,398

		2,112,400

International Equity – 26.3%
State Street Global Equity ex-U.S. Index Portfolio	199,123	1,825,003

		1,825,003

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $6,922,021)		6,915,304

SHORT TERM INVESTMENT – 0.2%
Money Market Funds – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	13,242	13,242

TOTAL SHORT TERM INVESTMENT (Cost $13,242)		13,242

TOTAL INVESTMENTS(c) – 99.7% (Cost $6,935,263)		6,928,546
Other Assets in Excess of Liabilities – 0.3%		23,592

NET ASSETS – 100.0%		$6,952,138

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

8

State Street Target Retirement 2030 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.2%
Domestic Equity – 47.2%
SPDR Russell Small Cap Completeness ETF	6,143	$518,346
State Street Equity 500 Index II Portfolio	156,596	1,652,311

		2,170,657

Domestic Fixed Income – 22.8%
SPDR Barclays High Yield Bond ETF	1,351	52,162
SPDR Barclays Long Term Treasury ETF	6,096	444,191
SPDR Barclays TIPS ETF	694	38,850
State Street Aggregate Bond Index Portfolio	50,392	510,932

		1,046,135

International Equity – 29.2%
State Street Global Equity ex-U.S. Index Portfolio	146,572	1,343,361

		1,343,361

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,558,488)		4,560,153

SHORT TERM INVESTMENT – 0.4%
Money Market Funds – 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	18,347	18,347

TOTAL SHORT TERM INVESTMENT (Cost $18,347)		18,347

TOTAL INVESTMENTS(c) – 99.6% (Cost $4,576,835)		4,578,500
Other Assets in Excess of Liabilities – 0.4%		17,578

NET ASSETS – 100.0%		$4,596,078

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

9

State Street Target Retirement 2035 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.3%
Domestic Equity – 50.9%
SPDR Russell Small Cap Completeness ETF	6,860	$578,847
State Street Equity 500 Index II Portfolio	148,828	1,570,347

		2,149,194

Domestic Fixed Income – 16.8%
SPDR Barclays Long Term Treasury ETF	5,668	413,004
State Street Aggregate Bond Index Portfolio	29,433	298,421

		711,425

International Equity – 31.6%
State Street Global Equity ex-U.S. Index Portfolio	145,607	1,334,522

		1,334,522

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,192,966)		4,195,141

SHORT TERM INVESTMENT – 0.4%
Money Market Funds – 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	15,127	15,127

TOTAL SHORT TERM INVESTMENT (Cost $15,127)		15,127

TOTAL INVESTMENTS(c) – 99.7% (Cost $4,208,093)		4,210,268
Other Assets in Excess of Liabilities – 0.3%		14,200

NET ASSETS – 100.0%		$4,224,468

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

10

State Street Target Retirement 2040 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 98.8%
Domestic Equity – 53.6%
SPDR Russell Small Cap Completeness ETF	4,762	$401,818
State Street Equity 500 Index II Portfolio	90,269	952,462

		1,354,280

Domestic Fixed Income – 11.7%
SPDR Barclays Long Term Treasury ETF	3,349	244,028
State Street Aggregate Bond Index Portfolio	5,009	50,785

		294,813

International Equity – 33.5%
State Street Global Equity ex-U.S. Index Portfolio	92,313	846,072

		846,072

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,489,746)		2,495,165

SHORT TERM INVESTMENT – 0.7%
Money Market Funds – 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	17,599	17,599

TOTAL SHORT TERM INVESTMENT (Cost $17,599)		17,599

TOTAL INVESTMENTS(c) – 99.5% (Cost $2,507,345)		2,512,764
Other Assets in Excess of Liabilities – 0.5%		11,379

NET ASSETS – 100.0%		$2,524,143

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

11

State Street Target Retirement 2045 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 98.0%
Domestic Equity – 54.4%
SPDR Russell Small Cap Completeness ETF	2,038	$171,966
State Street Equity 500 Index II Portfolio	35,570	375,313

		547,279

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	1,348	98,223

		98,223

International Equity – 33.8%
State Street Global Equity ex-U.S. Index Portfolio	37,092	339,958

		339,958

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $980,631)		985,460

SHORT TERM INVESTMENT – 1.1%
Money Market Funds – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	11,094	11,094

TOTAL SHORT TERM INVESTMENT (Cost $11,094)		11,094

TOTAL INVESTMENTS(c) – 99.1% (Cost $991,725)		996,554
Other Assets in Excess of Liabilities – 0.9%		9,462

NET ASSETS – 100.0%		$1,006,016

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

12

State Street Target Retirement 2050 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 96.2%
Domestic Equity – 53.4%
SPDR Russell Small Cap Completeness ETF	995	$83,958
State Street Equity 500 Index II Portfolio	17,491	184,559

		268,517

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	666	48,529

		48,529

International Equity – 33.2%
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174

		167,174

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $482,087)		484,220

SHORT TERM INVESTMENT – 1.1%
Money Market Funds – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	5,420	5,420

TOTAL SHORT TERM INVESTMENT (Cost $5,420)		5,420

TOTAL INVESTMENTS(c) – 97.3% (Cost $487,507)		489,640
Other Assets in Excess of Liabilities – 2.7%		13,342

NET ASSETS – 100.0%		$502,982

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

13

State Street Target Retirement 2055 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 96.2%
Domestic Equity – 53.4%
SPDR Russell Small Cap Completeness ETF	995	$83,958
State Street Equity 500 Index II Portfolio	17,491	184,559

		268,517

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	666	48,529

		48,529

International Equity – 33.2%
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174

		167,174

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $482,088)		484,220

SHORT TERM INVESTMENT – 1.1%
Money Market Funds – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	5,420	5,420

TOTAL SHORT TERM INVESTMENT (Cost $5,420)		5,420

TOTAL INVESTMENTS(c) – 97.3% (Cost $487,508)		489,640
Other Assets in Excess of Liabilities – 2.7%		13,342

NET ASSETS – 100.0%		$502,982

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

14

State Street Target Retirement 2060 Fund

Portfolio of Investments

December 31, 2014

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 96.4%
Domestic Equity – 53.5%
SPDR Russell Small Cap Completeness ETF	996	$84,042
State Street Equity 500 Index II Portfolio	17,526	184,927

		268,969

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	667	48,602

		48,602

International Equity – 33.3%
State Street Global Equity ex-U.S. Index Portfolio	18,275	167,497

		167,497

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $482,900)		485,068

SHORT TERM INVESTMENT – 1.1%
Money Market Funds – 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(a)(b)	5,435	5,435

TOTAL SHORT TERM INVESTMENT (Cost $5,435)		5,435

TOTAL INVESTMENTS(c) – 97.5% (Cost $488,335)		490,503
Other Assets in Excess of Liabilities – 2.5%		12,545

NET ASSETS – 100.0%		$503,048

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 8).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Financial Statements.

15

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2014

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Assets
Investments in securities of affiliated funds, at value	$2,369,184	$2,880,818	$8,055,702	$6,928,546
Receivable for investments sold	37,177	74,017	176,007	135,248
Dividends receivable from affiliated funds (Note 8)	3,627	5,521	3,646	3,980
Receivable from Adviser (Note 4)	77,868	75,786	75,319	70,463
Cash	–	–	273,847	460,579

Total assets	2,487,856	3,036,142	8,584,521	7,598,816

Liabilities
Payable for investments purchased	33,085	68,564	438,863	590,661
Due to custodian	1,862	18	–	–
Advisory fees payable (Note 4)	173	237	387	323
Custodian fees payable (Note 4)	19,077	19,141	19,291	19,227
Distribution fees payable (Note 4)	168	236	338	271
Sub-transfer agent fee payable (Note 4)	422	592	847	677
Trustees’ fees payable	3,750	3,750	3,750	3,750
Registration and filing fees payable	9,022	349	590	1,361
Professional fees payable	20,117	20,117	20,117	20,117
Transfer agent fees payable	3,105	9,282	9,279	6,984
Accrued expenses and other liabilities	3,289	3,528	2,395	3,307

Total liabilities	94,070	125,814	495,857	646,678

Net Assets	$2,393,786	$2,910,328	$8,088,664	$6,952,138

Net Assets Consist of:
Paid-in capital	$2,397,482	$2,912,569	$8,086,185	$6,949,380
Accumulated net realized gain	3,371	8,026	7,879	9,475
Net unrealized appreciation (depreciation) on investments	(7,067)	(10,267)	(5,400)	(6,717)

Net Assets	$2,393,786	$2,910,328	$8,088,664	$6,952,138

Class A
Net Assets	$417,896	$585,336	$844,726	$677,353
Shares of beneficial interest outstanding	41,667	58,334	83,333	66,667

Net asset value and redemption price per share	$10.03	$10.03	$10.14	$10.16

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.50	$10.50	$10.62	$10.64

Class I
Net Assets	$417,893	$585,335	$844,737	$677,355
Shares of beneficial interest outstanding	41,666	58,333	83,333	66,666

Offering, net asset value, and redemption price per share	$10.03	$10.03	$10.14	$10.16

Class K
Net Assets	$1,557,997	$1,739,657	$6,399,201	$5,597,430
Shares of beneficial interest outstanding	155,392	173,365	631,497	551,006

Offering, net asset value, and redemption price per share	$10.03	$10.03	$10.13	$10.16

Investments in securities of affiliated funds, at cost	$2,376,251	$2,891,085	$8,061,102	$6,935,263

See Notes to Financial Statements.

16

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

December 31, 2014

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Assets
Investments in securities of affiliated funds, at value	$4,578,500	$4,210,268	$2,512,764	$996,554
Receivable for investments sold	107,085	93,366	55,980	18,909
Dividends receivable from affiliated funds (Note 8)	1,247	913	548	224
Receivable from Adviser (Note 4)	76,000	76,181	75,699	75,735
Cash	245,356	255,550	73,936	–

Total assets	5,008,188	4,636,278	2,718,927	1,091,422

Liabilities
Payable for investments purchased	348,904	348,935	132,467	18,907
Due to custodian	–	–	–	4,639
Advisory fees payable (Note 4)	294	224	203	127
Custodian fees payable (Note 4)	19,198	19,128	19,107	19,031
Distribution fees payable (Note 4)	310	204	204	136
Sub-transfer agent fee payable (Note 4)	677	508	508	338
Trustees’ fees payable	3,750	3,750	3,750	3,750
Registration and filing fees payable	9,588	9,856	9,347	9,465
Professional fees payable	20,117	20,117	20,117	20,117
Transfer agent fees payable	5,975	5,787	5,786	5,600
Accrued expenses and other liabilities	3,297	3,301	3,295	3,296

Total liabilities	412,110	411,810	194,784	85,406

Net Assets	$4,596,078	$4,224,468	$2,524,143	$1,006,016

Net Assets Consist of:
Paid-in capital	$4,587,858	$4,218,605	$2,516,691	$1,000,000
Accumulated net realized gain	6,555	3,688	2,033	1,187
Net unrealized appreciation on investments	1,665	2,175	5,419	4,829

Net Assets	$4,596,078	$4,224,468	$2,524,143	$1,006,016

Class A
Net Assets	$676,383	$508,362	$506,307	$335,336
Shares of beneficial interest outstanding	66,667	50,000	50,000	33,334

Net asset value and redemption price per share	$10.15	$10.17	$10.13	$10.06

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.63	$10.65	$10.61	$10.53

Class I
Net Assets	$676,394	$508,367	$506,312	$335,338
Shares of beneficial interest outstanding	66,666	50,000	50,000	33,333

Offering, net asset value, and redemption price per share	$10.15	$10.17	$10.13	$10.06

Class K
Net Assets	$3,243,301	$3,207,739	$1,511,524	$335,342
Shares of beneficial interest outstanding	319,554	315,476	149,272	33,333

Offering, net asset value, and redemption price per share	$10.15	$10.17	$10.13	$10.06

Investments in securities of affiliated funds, at cost	$4,576,835	$4,208,093	$2,507,345	$991,725

See Notes to Financial Statements.

17

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

December 31, 2014

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Assets
Investments in securities of affiliated funds, at value	$489,640	$489,640	$490,503
Receivable for investments sold	9,680	9,680	9,630
Dividends receivable from affiliated funds (Note 8)	109	109	109
Receivable from Adviser (Note 4)	75,279	75,169	74,993

Total assets	574,708	574,598	575,235

Liabilities
Payable for investments purchased	9,293	9,293	9,168
Due to custodian	2,379	2,379	2,353
Advisory fees payable (Note 4)	63	63	63
Custodian fees payable (Note 4)	18,967	18,967	18,967
Distribution fees payable (Note 4)	68	68	68
Sub-transfer agent fee payable (Note 4)	169	169	169
Trustees’ fees payable	3,750	3,750	3,750
Registration and filing fees payable	9,112	9,002	8,829
Professional fees payable	20,117	20,117	20,117
Transfer agent fees payable	5,414	5,414	5,414
Accrued expenses and other liabilities	2,394	2,394	3,289

Total liabilities	71,726	71,616	72,187

Net Assets	$502,982	$502,982	$503,048

Net Assets Consist of:
Paid-in capital	$500,000	$500,000	$500,000
Accumulated net realized gain	849	850	880
Net unrealized appreciation on investments	2,133	2,132	2,168

Net Assets	$502,982	$502,982	$503,048

Class A
Net Assets	$167,659	$167,659	$167,681
Shares of beneficial interest outstanding	16,667	16,667	16,667

Net asset value and redemption price per share	$10.06	$10.06	$10.06

Maximum Sales Charge	4.50%	4.50%	4.50%
Maximum offering price per share	$10.53	$10.53	$10.53

Class I
Net Assets	$167,661	$167,661	$167,684
Shares of beneficial interest outstanding	16,666	16,666	16,666

Offering, net asset value, and redemption price per share	$10.06	$10.06	$10.06

Class K
Net Assets	$167,662	$167,662	$167,683
Shares of beneficial interest outstanding	16,667	16,667	16,667

Offering, net asset value, and redemption price per share	$10.06	$10.06	$10.06

Investments in securities of affiliated funds, at cost	$487,507	$487,508	$488,335

See Notes to Financial Statements.

18

State Street Institutional Investment Trust

Statements of Operations

Period Ended December 31, 2014

	State Street Target Retirement Fund*	State Street Target Retirement 2015 Fund*	State Street Target Retirement 2020 Fund*	State Street Target Retirement 2025 Fund*
Income
Dividend income from affiliated funds (Note 8)	$8,851	$12,714	$18,708	$17,421

Expenses
Advisory fees (Note 4)	173	237	387	323
Custodian fees (Note 4)	19,077	19,141	19,291	19,227
Distribution fees (Note 4):
Class A	264	370	529	423
Sub-transfer agent fees (Note 4):
Class A	211	296	423	339
Class I	211	296	423	339
Trustees’ fees and expenses (Note 5)	3,750	3,750	3,750	3,750
Registration and filing fees	9,560	887	1,128	1,900
Professional fees	20,117	20,117	20,117	20,117
Transfer agent fees (Note 4)	20,537	26,714	26,714	20,987
Printing fees	3,086	3,086	3,086	3,086
Insurance fees	1,400	1,402	1,405	1,415
Miscellaneous expenses	756	1,256	757	757

Total expenses	79,142	77,552	78,010	72,663
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(77,868)	(75,786)	(75,319)	(70,462)

Net expenses	1,274	1,766	2,691	2,201

Net Investment Income	7,577	10,948	16,017	15,220

Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated funds (Note 8)	1,976	6,830	6,129	7,842
Capital gain distributions from affiliated funds (Note 8)	3,902	7,462	14,371	16,012
Change in net unrealized appreciation/depreciation on investments	(7,067)	(10,267)	(5,400)	(6,717)

Total realized and unrealized gain (loss)	(1,189)	4,025	15,100	17,137

Net Increase in Net Assets Resulting from Operations	$6,388	$14,973	$31,117	$32,357

*	For the period September 30, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

19

State Street Institutional Investment Trust

Statements of Operations — (continued)

Period Ended December 31, 2014

	State Street Target Retirement 2030 Fund*	State Street Target Retirement 2035 Fund*	State Street Target Retirement 2040 Fund*	State Street Target Retirement 2045 Fund*
Income
Dividend income from affiliated funds (Note 8)	$16,028	$10,807	$10,504	$6,836

Expenses
Advisory fees (Note 4)	294	224	203	127
Custodian fees (Note 4)	19,198	19,128	19,107	19,031
Distribution fees (Note 4):
Class A	423	317	317	211
Sub-transfer agent fees (Note 4):
Class A	339	254	254	169
Class I	339	254	254	169
Trustees’ fees and expenses (Note 5)	3,750	3,750	3,750	3,750
Registration and filing fees	10,125	10,394	9,885	10,004
Professional fees	20,117	20,117	20,117	20,117
Transfer agent fees (Note 4)	18,265	18,077	18,076	17,889
Printing fees	3,086	3,086	3,086	3,086
Insurance fees	1,408	1,411	1,405	1,407
Miscellaneous expenses	756	756	756	756

Total expenses	78,100	77,768	77,210	76,716
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(76,000)	(76,181)	(75,699)	(75,735)

Net expenses	2,100	1,587	1,511	981

Net Investment Income	13,928	9,220	8,993	5,855

Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated funds (Note 8)	6,039	3,231	1,872	1,180
Capital gain distributions from affiliated funds (Note 8)	18,778	13,526	15,006	10,299
Change in net unrealized appreciation/depreciation on investments	1,665	2,175	5,419	4,829

Total realized and unrealized gain (loss)	26,482	18,932	22,297	16,308

Net Increase in Net Assets Resulting from Operations	$40,410	$28,152	$31,290	$22,163

*	For the period September 30, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

20

State Street Institutional Investment Trust

Statements of Operations — (continued)

Period Ended December 31, 2014

	State Street Target Retirement 2050 Fund*	State Street Target Retirement 2055 Fund*	State Street Target Retirement 2060 Fund*
Income
Dividend income from affiliated funds (Note 8)	$3,362	$3,362	$3,370

Expenses
Advisory fees (Note 4)	63	63	63
Custodian fees (Note 4)	18,967	18,967	18,967
Distribution fees (Note 4):
Class A	106	106	106
Sub-transfer agent fees (Note 4):
Class A	85	85	85
Class I	85	85	85
Trustees’ fees and expenses (Note 5)	3,750	3,750	3,750
Registration and filing fees	9,650	9,540	9,368
Professional fees	20,117	20,117	20,117
Transfer agent fees (Note 4)	17,703	17,703	17,703
Printing fees	3,086	3,086	3,086
Insurance fees	1,401	1,400	1,397
Miscellaneous expenses	756	756	756

Total expenses	75,769	75,658	75,483
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(75,278)	(75,169)	(74,993)

Net expenses	491	489	490

Net Investment Income	2,871	2,873	2,880

Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated funds (Note 8)	999	999	961
Capital gain distributions from affiliated funds (Note 8)	5,023	5,023	5,029
Change in net unrealized appreciation/depreciation on investments	2,133	2,132	2,168

Total realized and unrealized gain (loss)	8,155	8,154	8,158

Net Increase in Net Assets Resulting from Operations	$11,026	$11,027	$11,038

*	For the period September 30, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

21

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$7,577	$10,948	$16,017	$15,220
Net realized gain on investments	5,878	14,292	20,500	23,854
Change in net unrealized appreciation/ depreciation on investments	(7,067)	(10,267)	(5,400)	(6,717)

Net increase in net assets from operations	6,388	14,973	31,117	32,357

Distributions to Shareholders from:
Net investment income
Class A	(1,400)	(2,993)	(2,183)	(2,207)
Class I	(1,667)	(3,366)	(2,708)	(2,633)
Class K	(6,970)	(10,826)	(23,668)	(24,759)

Total distributions from net investment income	(10,037)	(17,185)	(28,559)	(29,599)

Net realized gain on investments
Class A	(8)	(6)	(8)	–
Class I	(8)	(6)	(8)	–
Class K	(31)	(17)	(63)	–

Total distributions from net realized gain	(47)	(29)	(79)	–

Total distributions	(10,084)	(17,214)	(28,638)	(29,599)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	416,668	583,334	833,334	666,668

Class I
Shares sold	416,666	583,333	833,333	666,666

Class K
Shares sold	1,625,168	2,428,746	6,398,928	5,872,425
Reinvestment of distributions	5,118	7,179	20,590	21,786
Shares redeemed	(66,138)	(690,023)	–	(278,165)

	1,564,148	1,745,902	6,419,518	5,616,046

Net increase from capital share transactions	2,397,482	2,912,569	8,086,185	6,949,380

Net Increase in Net Assets	2,393,786	2,910,328	8,088,664	6,952,138
Net Assets
End of period	$2,393,786	$2,910,328	$8,088,664	$6,952,138

Changes in Shares:
Class A
Shares sold	41,667	58,334	83,333	66,667

Class I
Shares sold	41,666	58,333	83,333	66,666

Class K
Shares sold	161,439	240,505	629,480	576,019
Reinvestment of distributions	507	709	2,017	2,125
Shares redeemed	(6,554)	(67,849)	–	(27,138)

Net increase in shares	155,392	173,365	631,497	551,006

*	Commencement of operations

See Notes to Financial Statements.

22

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$13,928	$9,220	$8,993	$5,855
Net realized gain on investments	24,817	16,757	16,878	11,479
Change in net unrealized appreciation/ depreciation on investments	1,665	2,175	5,419	4,829

Net increase in net assets from operations	40,410	28,152	31,290	22,163

Distributions to Shareholders from:
Net investment income
Class A	(4,160)	(2,195)	(4,395)	(5,183)
Class I	(4,580)	(2,515)	(4,715)	(5,397)
Class K	(23,450)	(17,579)	(14,728)	(5,567)

Total distributions	(32,190)	(22,289)	(23,838)	(16,147)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	666,668	500,000	500,000	333,334

Class I
Shares sold	666,666	500,000	500,000	333,333

Class K
Shares sold	3,587,243	3,243,252	1,506,928	333,333
Reinvestment of distributions	18,530	14,813	9,763	–
Shares redeemed	(351,249)	(39,460)	–	–

	3,254,524	3,218,605	1,516,691	333,333

Net increase from capital share transactions	4,587,858	4,218,605	2,516,691	1,000,000

Net Increase in Net Assets	4,596,078	4,224,468	2,524,143	1,006,016
Net Assets
End of period	$4,596,078	$4,224,468	$2,524,143	$1,006,016

Changes in Shares:
Class A
Shares sold	66,667	50,000	50,000	33,334

Class I
Shares sold	66,666	50,000	50,000	33,333

Class K
Shares sold	351,981	317,876	148,319	33,333
Reinvestment of distributions	1,808	1,442	953	–
Shares redeemed	(34,235)	(3,842)	–	–

Net increase in shares	319,554	315,476	149,272	33,333

*	Commencement of operations

See Notes to Financial Statements.

23

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$2,871	$2,873	$2,880
Net realized gain on investments	6,022	6,022	5,990
Change in net unrealized appreciation/ depreciation on investments	2,133	2,132	2,168

Net increase in net assets from operations	11,026	11,027	11,038

Distributions to Shareholders from:
Net investment income
Class A	(2,548)	(2,549)	(2,538)
Class I	(2,653)	(2,653)	(2,643)
Class K	(2,738)	(2,738)	(2,728)

Total distributions from net investment income	(7,939)	(7,940)	(7,909)

Net realized gain on investments
Class A	(35)	(35)	(27)
Class I	(35)	(35)	(27)
Class K	(35)	(35)	(27)

Total distributions from net realized gain	(105)	(105)	(81)

Total distributions	(8,044)	(8,045)	(7,990)

Net Increase from Capital Share Transactions:
Class A
Shares sold	166,668	166,668	166,668

Class I
Shares sold	166,666	166,666	166,666

Class K
Shares sold	166,666	166,666	166,666

Net increase from capital share transactions	500,000	500,000	500,000

Net Increase in Net Assets	502,982	502,982	503,048
Net Assets
End of period	$502,982	$502,982	$503,048

Changes in Shares:
Class A
Shares sold	16,667	16,667	16,667

Class I
Shares sold	16,666	16,666	16,666

Class K
Shares sold	16,667	16,667	16,667

*	Commencement of operations

See Notes to Financial Statements.

24

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund		State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.05		0.05		0.05		0.06
Net realized and unrealized gain on investments	0.01		0.03		0.12		0.13

Total from investment operations	0.06		0.08		0.17		0.19

Less Distributions From:
Net investment income	(0.03)		(0.05)		(0.03)		(0.03)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	–

Total distributions	(0.03)		(0.05)		(0.03)		(0.03)

Net increase in net assets	0.03		0.03		0.14		0.16

Net Asset Value, End of Period	$10.03		$10.03		$10.14		$10.16

Total Return(c)	0.64%		0.81%		1.66%		1.93%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$418		$585		$845		$677
Ratios to average net assets:
Gross expenses(d)	21.65%		15.05%		9.36%		10.90%
Net expenses(d)	0.62%		0.62%		0.62%		0.62%
Net investment income(d)	1.82%		2.06%		2.32%		2.38%
Portfolio turnover rate(e)	8%		39%		5%		13%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

25

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.05	0.06	0.06	0.05
Net realized and unrealized gain on investments	0.16	0.15	0.16	0.17

Total from investment operations	0.21	0.21	0.22	0.22

Less Distributions From:
Net investment income	(0.06)	(0.04)	(0.09)	(0.16)

Net increase in net assets	0.15	0.17	0.13	0.06

Net Asset Value, End of Period	$10.15	$10.17	$10.13	$10.06

Total Return(b)	2.12%	2.13%	2.17%	2.14%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$676	$508	$506	$335
Ratios to average net assets:
Gross expenses(c)	12.85%	17.04%	18.29%	30.47%
Net expenses(c)	0.62%	0.62%	0.62%	0.62%
Net investment income(c)	2.05%	2.53%	2.28%	2.07%
Portfolio turnover rate(d)	18%	7%	5%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized

(d)	Not annualized

See Notes to Financial Statements.

26

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.05		0.05		0.05
Net realized and unrealized gain on investments	0.16		0.16		0.16

Total from investment operations	0.21		0.21		0.21

Less Distributions From:
Net investment income	(0.15)		(0.15)		(0.15)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.15)		(0.15)		(0.15)

Net increase in net assets	0.06		0.06		0.06

Net Asset Value, End of Period	$10.06		$10.06		$10.06

Total Return(c)	2.13%		2.13%		2.12%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$168		$168		$168
Ratios to average net assets:
Gross expenses(d)	59.96%		59.87%		59.73%
Net expenses(d)	0.62%		0.62%		0.62%
Net investment income(d)	2.03%		2.03%		2.04%
Portfolio turnover rate(e)	7%		7%		7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

27

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund		State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.05		0.06		0.06		0.06
Net realized and unrealized gain (loss) on investments	0.02		0.03		0.11		0.14

Total from investment operations	0.07		0.09		0.17		0.20

Less Distributions From:
Net investment income	(0.04)		(0.06)		(0.03)		(0.04)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	–

Total distributions	(0.04)		(0.06)		(0.03)		(0.04)

Net increase in net assets	0.03		0.03		0.14		0.16

Net Asset Value, End of Period	$10.03		$10.03		$10.14		$10.16

Total Return(c)	0.70%		0.87%		1.72%		1.99%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$418		$585		$845		$677
Ratios to average net assets:
Gross expenses(d)	21.40%		14.80%		9.11%		10.65%
Net expenses(d)	0.37%		0.37%		0.37%		0.37%
Net investment income(d)	2.07%		2.31%		2.57%		2.63%
Portfolio turnover rate(e)	8%		39%		5%		13%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

28

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.06	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.16	0.15	0.16	0.16

Total from investment operations	0.22	0.22	0.22	0.22

Less Distributions From:
Net investment income	(0.07)	(0.05)	(0.09)	(0.16)

Net increase in net assets	0.15	0.17	0.13	0.06

Net Asset Value, End of Period	$10.15	$10.17	$10.13	$10.06

Total Return(b)	2.18%	2.20%	2.23%	2.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$676	$508	$506	$335
Ratios to average net assets:
Gross expenses(c)	12.59%	16.79%	18.04%	30.22%
Net expenses(c)	0.37%	0.37%	0.37%	0.37%
Net investment income(c)	2.30%	2.78%	2.53%	2.32%
Portfolio turnover rate(d)	18%	7%	5%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized

(d)	Not annualized

See Notes to Financial Statements.

29

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.06		0.06		0.06
Net realized and unrealized gain (loss) on investments	0.16		0.16		0.16

Total from investment operations	0.22		0.22		0.22

Less Distributions From:
Net investment income	(0.16)		(0.16)		(0.16)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.16)		(0.16)		(0.16)

Net increase in net assets	0.06		0.06		0.06

Net Asset Value, End of Period	$10.06		$10.06		$10.06

Total Return(c)	2.20%		2.20%		2.18%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$168		$168		$168
Ratios to average net assets:
Gross expenses(d)	59.71%		59.62%		59.48%
Net expenses(d)	0.37%		0.37%		0.37%
Net investment income(d)	2.28%		2.28%		2.29%
Portfolio turnover rate(e)	7%		7%		7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

30

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund		State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.06		0.06		0.04		0.05
Net realized and unrealized gain on investments	0.02		0.03		0.13		0.15

Total from investment operations	0.08		0.09		0.17		0.20

Less Distributions From:
Net investment income	(0.05)		(0.06)		(0.04)		(0.04)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	–

Total distributions	(0.05)		(0.06)		(0.04)		(0.04)

Net increase in net assets	0.03		0.03		0.13		0.16

Net Asset Value, End of Period	$10.03		$10.03		$10.13		$10.16

Total Return(c)	0.75%		0.92%		1.67%		2.04%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$1,558		$1,740		$6,399		$5,597
Ratios to average net assets:
Gross expenses(d)	25.06%		18.68%		11.13%		11.75%
Net expenses(d)	0.17%		0.17%		0.17%		0.17%
Net investment income(d)	2.59%		2.50%		1.62%		2.19%
Portfolio turnover rate(e)	8%		39%		5%		13%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

31

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Investment Operations:
Net investment income(a)	0.07	0.03	0.05	0.06
Net realized and unrealized gain on investments	0.15	0.20	0.18	0.17

Total from investment operations	0.22	0.23	0.23	0.23

Less Distributions From:
Net investment income	(0.07)	(0.06)	(0.10)	(0.17)

Net increase in net assets	0.15	0.17	0.13	0.06

Net Asset Value, End of Period	$10.15	$10.17	$10.13	$10.06

Total Return(b)	2.23%	2.25%	2.28%	2.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$3,243	$3,208	$1,512	$335
Ratios to average net assets:
Gross expenses(c)	14.05%	17.89%	20.53%	30.02%
Net expenses(c)	0.17%	0.17%	0.17%	0.17%
Net investment income(c)	2.64%	1.28%	1.90%	2.53%
Portfolio turnover rate(d)	18%	7%	5%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized

(d)	Not annualized

See Notes to Financial Statements.

32

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout the period is presented below:

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
	For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income(a)	0.06		0.06		0.06
Net realized and unrealized gain on investments	0.16		0.16		0.16

Total from investment operations	0.22		0.22		0.22

Less Distributions From:
Net investment income	(0.16)		(0.16)		(0.16)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.16)		(0.16)		(0.16)

Net increase in net assets	0.06		0.06		0.06

Net Asset Value, End of Period	$10.06		$10.06		$10.06

Total Return(c)	2.25%		2.25%		2.24%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$168		$168		$168
Ratios to average net assets:
Gross expenses(d)	59.52%		59.42%		59.28%
Net expenses(d)	0.17%		0.17%		0.17%
Net investment income(d)	2.48%		2.48%		2.49%
Portfolio turnover rate(e)	7%		7%		7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized

(e)	Not annualized

See Notes to Financial Statements.

33

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2014

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-five (35) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Target Retirement Funds are authorized to issue an unlimited number of shares, with no par value. Each Target Retirement Fund has registered Class C shares. Each Target Retirement Fund’s Class C shares were not operational at December 31, 2014. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2015 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2020 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2025 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2030 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2035 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2040 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2045 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2050 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2055 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2060 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014

34

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Target Retirement Funds retained SSGA Funds Management, Inc. (the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. The Adviser manages the Funds using a proprietary asset allocation strategy. The Funds are “fund of funds” that invest in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Each Fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted accounting principles in the United States of America (“U.S. GAAP”), which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security valuation – Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in the Underlying Funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

35

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. For the period ended December 31, 2014, there were no transfers between levels.

Investment transactions – Investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Investment Income – Dividend income is recorded on the ex-dividend date. Income and capital gains distributions received by the Funds are recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes.

Dividends and distributions – Dividends from net investment income are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made. Class specific fees are borne by each class.

Federal income taxes – Each Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Target Retirement Fund	$–	$(2,460)	$2,460
State Street Target Retirement 2015 Fund	–	(6,237)	6,237
State Street Target Retirement 2020 Fund	–	(12,542)	12,542
State Street Target Retirement 2025 Fund	–	(14,379)	14,379
State Street Target Retirement 2030 Fund	–	(18,262)	18,262
State Street Target Retirement 2035 Fund	–	(13,069)	13,069
State Street Target Retirement 2040 Fund	–	(14,845)	14,845
State Street Target Retirement 2045 Fund	–	(10,292)	10,292

36

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Target Retirement 2050 Fund	$–	$(5,068)	$5,068
State Street Target Retirement 2055 Fund	–	(5,067)	5,067
State Street Target Retirement 2060 Fund	–	(5,029)	5,029

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$2,023	$2,222	$(7,941)
State Street Target Retirement 2015 Fund	11,940	4,377	(18,558)
State Street Target Retirement 2020 Fund	–	7,994	(5,515)
State Street Target Retirement 2025 Fund	3,109	9,570	(9,921)
State Street Target Retirement 2030 Fund	813	11,017	(3,610)
State Street Target Retirement 2035 Fund	–	4,367	1,496
State Street Target Retirement 2040 Fund	–	2,280	5,172
State Street Target Retirement 2045 Fund	–	1,450	4,566
State Street Target Retirement 2050 Fund	–	980	2,002
State Street Target Retirement 2055 Fund	–	981	2,001
State Street Target Retirement 2060 Fund	–	1,011	2,037

The tax character of distributions paid to shareholders during the period ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Target Retirement Fund	10,084	–	10,084
State Street Target Retirement 2015 Fund	17,214	–	17,214
State Street Target Retirement 2020 Fund	28,000	638	28,638
State Street Target Retirement 2025 Fund	29,599	–	29,599
State Street Target Retirement 2030 Fund	32,190	–	32,190
State Street Target Retirement 2035 Fund	18,802	3,487	22,289
State Street Target Retirement 2040 Fund	17,563	6,275	23,838
State Street Target Retirement 2045 Fund	11,761	4,386	16,147
State Street Target Retirement 2050 Fund	6,168	1,876	8,044
State Street Target Retirement 2055 Fund	6,170	1,875	8,045
State Street Target Retirement 2060 Fund	6,141	1,849	7,990

37

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized short-term or long-term taxable gains in each succeeding year until they are utilized. At December 31, 2014, the Funds had no net tax basis capital loss carryforwards.

At December 31, 2014, the cost of investments and the comparison of unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	2,377,125	11,981	19,922	(7,941)
State Street Target Retirement 2015 Fund	2,899,376	12,042	30,600	(18,558)
State Street Target Retirement 2020 Fund	8,061,217	36,862	42,377	(5,515)
State Street Target Retirement 2025 Fund	6,938,467	30,772	40,693	(9,921)
State Street Target Retirement 2030 Fund	4,582,110	28,317	31,927	(3,610)
State Street Target Retirement 2035 Fund	4,208,772	29,501	28,005	1,496
State Street Target Retirement 2040 Fund	2,507,592	32,708	27,536	5,172
State Street Target Retirement 2045 Fund	991,988	21,928	17,362	4,566
State Street Target Retirement 2050 Fund	487,638	10,583	8,581	2,002
State Street Target Retirement 2055 Fund	487,639	10,583	8,582	2,001
State Street Target Retirement 2060 Fund	488,466	10,635	8,598	2,037

In accordance with provisions surrounding income taxes, management has analyzed the Funds’ tax positions taken on federal and state income tax returns for tax returns since the Funds’ inception on September 30, 2014 and has concluded that no provision for income tax is required in the Funds’ financial statements.

3.	Securities Transactions

For the period ended December 31, 2014, purchases and sales of the Underlying Fund shares were:

Fund	Purchases	Sales
State Street Target Retirement Fund	$2,497,240	$126,593
State Street Target Retirement 2015 Fund	3,674,503	794,249
State Street Target Retirement 2020 Fund	8,238,117	199,253
State Street Target Retirement 2025 Fund	7,333,941	419,763
State Street Target Retirement 2030 Fund	5,030,193	477,744
State Street Target Retirement 2035 Fund	4,336,950	147,214
State Street Target Retirement 2040 Fund	2,567,469	79,594
State Street Target Retirement 2045 Fund	1,027,425	47,974
State Street Target Retirement 2050 Fund	517,857	36,768
State Street Target Retirement 2055 Fund	517,857	36,769
State Street Target Retirement 2060 Fund	517,100	35,161

38

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

4.	Related Party and Other Fees

Each Fund has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of nonrecurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.30% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. SSGA FM waived or reimbursed fees under this agreement as shown on each Statement of Operations.

The Funds pay an annual fee of $25,000 per Fund for custody and accounting services. Pursuant to the administration agreement, the Funds pay an annual fee of $50,000 for each Fund serviced by State Street. These fees are prorated for the first year of operation.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

Subject to the supervision of the Board of Trustees, the Trust may engage, directly or indirectly, in financing any activities relating to shareholder account administrative and servicing functions, including without limitation making payments to Agents for one or more of the following activities: (a) answering inquiries regarding account status and history, the manner in which purchases and redemptions of each Class may be effected, and certain other matters pertaining to the Trust; (b) assisting in designating and changing dividend options, account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as requested from time to time by the Trust; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receiving funds in connection with orders to purchase or redeem a Class of shares; (g) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in designated accounts; (h) providing periodic statements showing account balances and, to the extent practicable, integration of such information with other client transactions otherwise effected with or through the Agent; (i) furnishing (either separately or on an integrated basis with other reports sent by the Agent) monthly and annual statements and confirmations of all purchases and redemptions of a Class of shares in an account; (j) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust; (k) receiving, tabulating and transmitting to the

39

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

Trust proxies executed with respect to special meetings of shareholders of the Trust; and (l) providing such other related services as the Trust or customers of the Agent may reasonably request.

The Funds also pay a sub-transfer agent fees of 0.20% on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	Beneficial Interest

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Funds’ outstanding shares. At December 31, 2014, none of the Funds held 5% or greater of the Underlying Funds’ outstanding shares.

8.	Transaction with Affiliates

The Funds may invest in Underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated Underlying Funds for the period September 30, 2014 (commencement of operations) through December 31, 2014 are:

State Street Target Retirement Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$80,666	970	$6,729	80	890	$75,098	$157	$114	$1,003	$712
State Street Equity 500 Index II Portfolio	422,206	40,568	35,387	3,335	37,233	392,859	1,722	1,339	63	1,496
SPDR Barclays 1-10 Year TIPS ETF	448,133	23,081	13,365	700	22,381	426,582	1,837	(295)	–	–

40

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

State Street Target Retirement Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Barclays High Yield Bond ETF	$173,696	4,394	$3,005	77	4,317	$166,679	$2,020	$(90)	$–	$–
SPDR Barclays Short Term Corporate Bond ETF	97,054	3,167	1,190	39	3,128	95,686	245	(8)	59	23
SPDR Barclays Short Term Treasury ETF	396,454	13,159	19,806	658	12,501	376,030	630	(35)	31	–
State Street Aggregate Bond Index Portfolio	505,756	49,198	21,175	2,098	47,100	477,546	956	154	516	–
State Street Global Equity ex-U.S. Index Portfolio	244,350	27,025	10,388	1,120	25,905	237,423	758	(428)	–	–
SPDR Dow Jones Global Real Estate ETF	128,925	2,788	15,548	323	2,465	117,654	557	1,225	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	20,465	20,465	16,838	16,838	3,627	3,627	–	–	–	–

State Street Target Retirement 2015 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$171,399	2,061	$43,749	522	1,539	$129,861	$320	$588	$2,044	$1,450
State Street Equity 500 Index II Portfolio	859,510	82,514	216,646	20,381	62,133	655,588	3,364	8,556	123	2,924
SPDR Barclays 1-10 Year TIPS ETF	651,920	33,588	122,699	6,398	27,190	518,241	2,193	(2,148)	–	–
SPDR Barclays High Yield Bond ETF	253,700	6,424	44,782	1,154	5,270	203,475	2,633	(1,602)	–	–
SPDR Barclays Long Term Treasury ETF	8,469	121	8,790	121	–	–	50	321	–	–
SPDR Barclays Short Term Corporate Bond ETF	14,612	477	–	–	477	14,591	33	–	8	3
SPDR Barclays Short Term Treasury ETF	76,081	2,526	24,963	830	1,696	51,016	58	(63)	2	–
State Street Aggregate Bond Index Portfolio	903,255	89,685	181,343	17,902	71,783	727,820	1,679	1,963	907	–
State Street Global Equity ex-U.S. Index Portfolio	551,140	58,480	104,494	11,279	47,201	432,604	1,629	(4,466)	–	–
SPDR Dow Jones Global Real Estate ETF	184,417	3,981	46,783	972	3,009	143,620	756	3,681	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	25,292	25,292	21,290	21,290	4,002	4,002	2	–	–	–

State Street Target Retirement 2020 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$580,757	6,969	$36,755	437	6,532	$551,170	$709	$622	$4,534	$3,217
State Street Equity 500 Index II Portfolio	2,472,040	235,689	133,099	12,610	223,079	2,353,794	6,230	4,348	227	5,415

41

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

State Street Target Retirement 2020 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Barclays High Yield Bond ETF	$487,326	12,408	$–	–	12,408	$479,073	$4,327	$–	$–	$–
SPDR Barclays Long Term Treasury ETF	389,445	5,492	18,741	263	5,229	381,016	1,739	954	–	–
SPDR Barclays TIPS ETF	805,098	14,377	–	–	14,377	804,825	–	–	–	–
State Street Aggregate Bond Index Portfolio	1,549,494	153,566	2,971	294	153,272	1,554,043	1,788	28	978	–
State Street Global Equity ex-U.S. Index Portfolio	1,755,973	187,889	3,670	392	187,497	1,718,452	3,336	(115)	–	–
SPDR Dow Jones Global Real Estate ETF	197,984	4,216	4,017	84	4,132	197,220	565	292	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	51,819	51,819	35,710	35,710	16,109	16,109	14	–	–	–

State Street Target Retirement 2025 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$699,856	8,386	$60,021	715	7,671	$647,279	$871	$902	$5,564	$3,948
State Street Equity 500 Index II Portfolio	2,526,841	240,578	208,958	19,696	220,882	2,330,622	6,468	7,869	236	5,623
SPDR Barclays High Yield Bond ETF	288,366	7,349	–	–	7,349	283,745	2,414	–	–	–
SPDR Barclays Long Term Treasury ETF	694,441	9,776	33,772	472	9,304	677,945	2,863	1,848	–	–
SPDR Barclays TIPS ETF	202,438	3,614	–	–	3,614	202,312	–	–	–	–
State Street Aggregate Bond Index Portfolio	984,292	97,513	40,255	3,974	93,539	948,398	1,086	427	642	–
State Street Global Equity ex-U.S. Index Portfolio	1,937,707	207,400	76,757	8,277	199,123	1,825,003	3,708	(3,204)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	34,884	34,884	21,642	21,642	13,242	13,242	11	–	–	–

State Street Target Retirement 2030 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$597,089	7,155	$84,979	1,012	6,143	$518,346	$1,090	$1,303	$6,975	$4,948
State Street Equity 500 Index II Portfolio	1,840,024	176,065	207,167	19,469	156,596	1,652,311	6,982	8,390	255	6,068
SPDR Barclays High Yield Bond ETF	53,170	1,351	–	–	1,351	52,162	500	–	–	–
SPDR Barclays Long Term Treasury ETF	452,139	6,435	24,227	339	6,096	444,191	2,380	1,299	–	–
SPDR Barclays TIPS ETF	38,818	694	–	–	694	38,850	–	–	–	–
State Street Aggregate Bond Index Portfolio	553,452	54,893	45,424	4,501	50,392	510,932	896	322	532	–
State Street Global Equity ex-U.S. Index Portfolio	1,495,501	159,120	115,947	12,548	146,572	1,343,361	4,164	(5,275)	–	–

42

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

State Street Target Retirement 2030 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund, Premier Class	$38,775	38,775	$20,428	20,428	18,347	$18,347	$16	$–	$–	$–

State Street Target Retirement 2035 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$601,148	7,217	$30,026	357	6,860	$578,847	$826	$508	$5,287	$3,751
State Street Equity 500 Index II Portfolio	1,644,365	157,042	86,986	8,214	148,828	1,570,347	4,720	3,117	172	4,103
SPDR Barclays Long Term Treasury ETF	409,872	5,793	8,703	125	5,668	413,004	1,920	248	–	–
State Street Aggregate Bond Index Portfolio	300,575	29,800	3,715	367	29,433	298,421	392	37	213	–
State Street Global Equity ex-U.S. Index Portfolio	1,380,990	147,518	17,784	1,911	145,607	1,334,522	2,932	(679)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	37,324	37,324	22,197	22,197	15,127	15,127	17	–	–	–

State Street Target Retirement 2040 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$414,171	4,986	$18,840	224	4,762	$401,818	$972	$319	$6,222	$4,414
State Street Equity 500 Index II Portfolio	981,339	94,593	45,704	4,324	90,269	952,462	4,763	1,554	174	4,141
SPDR Barclays Long Term Treasury ETF	241,111	3,471	8,495	122	3,349	244,028	1,556	243	–	–
State Street Aggregate Bond Index Portfolio	50,711	5,036	273	27	5,009	50,785	101	3	55	–
State Street Global Equity ex-U.S. Index Portfolio	880,137	92,989	6,282	676	92,313	846,072	3,096	(247)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	32,613	32,613	15,014	15,014	17,599	17,599	16	–	–	–

State Street Target Retirement 2045 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$169,502	2,050	$1,009	12	2,038	$171,966	$680	$17	$4,347	$3,084
State Street Equity 500 Index II Portfolio	389,243	38,104	26,824	2,534	35,570	375,313	3,165	949	116	2,752
SPDR Barclays Long Term Treasury ETF	104,013	1,534	13,057	186	1,348	98,223	894	477	–	–
State Street Global Equity ex-U.S. Index Portfolio	364,667	37,853	7,084	761	37,092	339,958	2,087	(263)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	22,494	22,494	11,400	11,400	11,094	11,094	10	–	–	–

43

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2014

State Street Target Retirement 2050 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$87,167	1,053	$5,007	58	995	$83,958	$330	$212	$2,110	$1,497
State Street Equity 500 Index II Portfolio	194,585	19,049	16,493	1,558	17,491	184,559	1,564	593	57	1,359
SPDR Barclays Long Term Treasury ETF	54,743	806	9,815	140	666	48,529	432	346	–	–
State Street Global Equity ex-U.S. Index Portfolio	181,362	18,820	5,453	580	18,240	167,174	1,031	(152)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	18,661	18,661	13,241	13,241	5,420	5,420	5	–	–	–

State Street Target Retirement 2055 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$87,167	1,053	$5,008	58	995	$83,958	$330	$212	$2,110	$1,497
State Street Equity 500 Index II Portfolio	194,585	19,048	16,493	1,557	17,491	184,559	1,564	593	57	1,359
SPDR Barclays Long Term Treasury ETF	54,743	806	9,815	140	666	48,529	432	346	–	–
State Street Global Equity ex-U.S. Index Portfolio	181,362	18,820	5,453	580	18,240	167,174	1,031	(152)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	18,661	18,661	13,241	13,241	5,420	5,420	5	–	–	–

State Street Target Retirement 2060 Fund	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)	Short Term Capital Gains Distributions	Long Term Capital Gains Distributions
	Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	$86,735	1,048	$4,491	52	996	$84,042	$330	$191	$2,112	$1,499
State Street Equity 500 Index II Portfolio	194,590	19,049	16,126	1,523	17,526	184,927	1,567	578	57	1,361
SPDR Barclays Long Term Treasury ETF	54,391	801	9,403	134	667	48,602	436	340	–	–
State Street Global Equity ex-U.S. Index Portfolio	181,384	18,823	5,141	548	18,275	167,497	1,032	(148)	–	–
State Street Institutional Liquid Reserves Fund, Premier Class	16,976	16,976	11,541	11,541	5,435	5,435	5	–	–	–

44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund (eleven of the funds constituting State Street Institutional Investment Trust) (the “Funds”) as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for the period from September 30, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund (eleven of the funds constituting State Street Institutional Investment Trust) at December 31, 2014, and the results of their operations, changes in their net assets and the financial highlights for the period from September 30, 2014 (commencement of operations) to December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 2, 2015

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State Street Institutional Investment Trust

Other Information

December 31, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2014 to December 31, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period *

State Street Target Retirement Fund
Class A	0.62%
Actual**		$1,000.00	$1,001.61	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,001.76	$0.93
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,001.89	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

46

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period *

State Street Target Retirement 2015 Fund
Class A	0.62%
Actual**		$1,000.00	$1,002.04	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,002.19	$0.93
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,002.32	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2020 Fund
Class A	0.62%
Actual**		$1,000.00	$1,004.18	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,004.34	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,004.21	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2025 Fund
Class A	0.62%
Actual**		$1,000.00	$1,004.86	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.02	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.14	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

47

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period *

State Street Target Retirement 2030 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.34	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.49	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.62	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2035 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.37	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.55	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.67	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2040 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.47	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.62	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.75	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

48

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period *

State Street Target Retirement 2045 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.39	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.55	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.67	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2050 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.37	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.55	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.67	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

State Street Target Retirement 2055 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.37	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.55	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.67	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

49

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period *

State Street Target Retirement 2060 Fund
Class A	0.62%
Actual**		$1,000.00	$1,005.34	$1.57
Hypothetical***		$1,000.00	$1,012.71	$3.17
Class I	0.37%
Actual**		$1,000.00	$1,005.49	$0.94
Hypothetical***		$1,000.00	$1,012.71	$1.89
Class K	0.17%
Actual**		$1,000.00	$1,005.65	$0.43
Hypothetical***		$1,000.00	$1,012.71	$0.87

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

**	Actual period is from September 30, 2014 (commencement of operations). Hypothetical period is from July 1, 2014.

***	5% return per year before expenses

50

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Tax Information

For federal tax income tax purposes, the following information is furnished with respect to the distributions from the Funds for the fiscal period ended December 31, 2014.

Long term capital gains dividends were paid from the following Funds during the period ended December 31, 2014:

Amount
State Street Target Retirement 2020 Fund	$638
State Street Target Retirement 2035 Fund	3,487
State Street Target Retirement 2040 Fund	6,275
State Street Target Retirement 2045 Fund	4,386
State Street Target Retirement 2050 Fund	1,876
State Street Target Retirement 2055 Fund	1,875
State Street Target Retirement 2060 Fund	1,849

Proxy Voting Policies and Procedures and Record

Information regarding the Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Advisory Agreement Renewal

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

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State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

52

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

•

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

53

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education,

54

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

55

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2014 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

56

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2014

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.

57

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	59	Trustee, State Street Master Funds; Trustee SSGA Funds
Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association (2012 – 2013); President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	59	Trustee, State Street Master Funds; Trustee SSGA Funds; Treasurer, Nantucket Educational Trust, (2002 – 2007).

58

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	59
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	254

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Caroline M. Connolly State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).

59

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

60

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRAR IBG-14269

Item 2.	Code of Ethics.
As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by a Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM”). The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Mr. Richard D. Shirk. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $285,425 and $82,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2014 and December 31, 2013 were $150,891 and $33,891, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $7,886,395 and $7,426,155, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $22,200,000 and $19,400,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 11, 2015

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	March 11, 2015